As filed with the Securities and Exchange	Registration No. 333-119437
Commission on April 15, 2005

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 1	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

(Check appropriate box or boxes.)

Security Life Separate Account S-L1
(Exact Name of Registrant)

Security Life of Denver Insurance Company
(Name of Depositor)

1290 Broadway
Denver, Colorado 80203-5699
(Address of Depositor's Principal Executive Offices)

(800) 525-9852
Depositor's Telephone Number, including Area Code

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford Connecticut 06156
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford Connecticut 06156

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 29, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on April 29, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

FUTURE DIMENSIONS
A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
Security Life of Denver Insurance Company and its
Security Life Separate Account S-L1 (formerly known as Southland Separate Account L1)

The Policy	Fund Managers

  Is issued by Security Life of Denver Insurance Company. Prior to October 1, 2004, the policy was issued by Southland Life Insurance Company. See Security Life of Denver Insurance Company on page 18 for more information about the merger of Southland Life Insurance Company with and into Security Life of Denver Insurance Company.
Funds managed by the following investment managers are available through the policy:
AIM Capital Management, Inc.
Alliance Capital Management LP
American Century Investment Management, Inc.
Is returnable by you during the free look period if you are not satisfied.
Is no longer offered for sale to new purchasers.	BAMCO, Inc.
Premium Payments	Baring International Investment Limited
Are flexible, so the premium amount and frequency may vary.	Capital Research and Management Company
Are allocated to the variable account and the fixed account, based on your instructions.	Evergreen Investment Management Company, LLC
Are subject to specified fees and charges.	Fidelity Management & Research Company
The Policy Value	ING Investment Management Co.
Is the sum of your holdings in the fixed account, the variable account and the loan account.	J.P. Morgan Investment Management Inc.
Julius Baer Investment Management LLC
Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.	Legg Mason Funds Management, Inc.
Marsico Capital Management, LLC
Has a minimum guaranteed rate of return for amounts in the fixed account.	Massachusetts Financial Services Company
Is subject to specified fees and charges including possible surrender charges.	Mercury Advisors
Death Benefit Proceeds	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
Are paid if your policy is in force when the insured person dies.
Are calculated under your choice of options:	Neuberger Berman Management Inc.

  Option 1 - the base death benefit is the greater of the amount of base insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A; or
OppenheimerFunds, Inc.
Pacific Investment Management Company LLC
Pioneer Investment Management, Inc.

  Option 2 - the base death benefit is the greater of the amount of base insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.
Salomon Brothers Asset Management Inc.
T. Rowe Price Associates, Inc.
UBS Global Asset Management (Americas) Inc.
Are equal to the base death benefit plus any rider benefits minus any outstanding loans, accrued loan interest and unpaid fees and charges.
Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

This prospectus describes what you should know before purchasing the Future Dimensions variable universal life insurance policy. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is April 29, 2005

TABLE OF CONTENTS
Page	Page
POLICY SUMMARY	3	TAX CONSIDERATIONS	53
The Policy's Features and Benefits	3	Tax Status of the Company	53
Factors You Should Consider Before Purchasing		Tax Status of the Policy	53
a Policy	6	Diversification and Investor Control
Fees and Charges	8	Requirements	54
THE COMPANY, THE FIXED ACCOUNT AND		Tax Treatment of Policy Death Benefits	54
THE VARIABLE ACCOUNT	18	Distributions Other than Death Benefits	54
Security Life of Denver Insurance Company	18	Other Tax Matters	56
The Investment Options	18	ADDITIONAL INFORMATION	59
DETAILED INFORMATION ABOUT THE		General Policy Provisions	59
POLICY	21	Distribution of the Policies	65
Purchasing a Policy	21	Trading - Industry Developments	67
Fees and Charges	25	Legal Proceedings	67
Death Benefits	32	Financial Statements	67
Additional Insurance Benefits	39	APPENDIX A	A-1
Policy Value	43	APPENDIX B	B-1
Special Features and Benefits	45
Termination of Coverage	51	MORE INFORMATION IS AVAILABLE	Back
			Cover

TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age	21	Policy Date	21
Fixed Account .	18	Policy Value	43
Fixed Account Value	43	Segment or Coverage Segment	33
Loan Account	5	Surrender Value	5
Loan Account Value	44	Valuation Date	43
Monthly Processing Date	27	Variable Account	19
Net Premium	22	Variable Account Value	43
Net Policy Value	4

"Security Life," "we," "us," "our" and the "company" refer to Security Life of Denver Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

State Variations - State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center or your agent/registered representative.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050
2 - Future Dimensions

POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 22.	You choose when to pay and how much to pay.
You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
You cannot pay additional premiums after age 100.
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
We deduct tax charges and a sales charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.
Free Look Period See Free Look Period, page 24.	During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
The free look period is generally ten days from your receipt of the policy, although certain states may allow more than ten days.
Generally, there are two types of free look refunds:
Some states require a return of all premium we have received; and
Other states require that we return your policy value plus a refund of all fees and charges deducted.
The length of the free look period and the free look refund that applies in your state will be stated in your policy.

  During the free look period, your net premium will be allocated among the investment options you have selected unless your state requires a return of premium as the free look refund. In these states your net premium directed to the subaccounts will be allocated to the ING Liquid Assets Portfolio until after the free look period ends.

Death Benefits See Death Benefits, page 32.	Death benefits are paid if your policy is in force when the insured person dies.
Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.
There are two death benefit options available under your policy:

  Option 1 - the base death benefit is the greater of the amount of base insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A; or

  Option 2 - the base death benefit is the greater of the amount of base insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

  After age 100, death benefit option 1 will apply to all policies and the amount of base insurance coverage selected will equal the amount of base insurance coverage in effect on the policy anniversary nearest the insured person's 100th birthday plus the amount of coverage, if any, under the Adjustable Term Insurance Rider on that date.

We will reduce the death benefit proceeds payable under any death benefit option by any outstanding loans, accrued loan interest and unpaid fees and charges.
The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Future Dimensions - 3

No-Lapse and Death Benefit Guarantees See No-Lapse and Death Benefit Guarantees, page 37.

  Generally, your policy will not lapse as long as your policy value minus any loan account value and accrued loan interest (the "net policy value") is enough to pay the periodic fees and charges when due.

  However, during the first three policy years we guarantee that your policy will not lapse, regardless of its net policy value, provided the premiums you have paid minus partial withdrawals, loans and accrued loan interest equals or exceeds the minimum annual premium during each of your first three policy years.

  Additionally, a death benefit guarantee is available which provides that the base insurance coverage under the policy will not lapse even if the net policy value is not enough to pay the periodic fees and charges when due. The death benefit guarantee is an optional benefit and may be selected only when you apply for the policy.

Depending on which death benefit guarantee you select, the guarantee lasts for:
The greater of ten policy years or until the insured person reaches age 65; or
The lifetime of the insured person or to the policy anniversary nearest the insured person's 100th birthday.
To keep the death benefit guarantee in force, on any monthly processing date:

  Your cumulative premium payments minus any partial withdrawals, loans and accrued loan interest, must equal or exceed the sum of guarantee period monthly premium payments to the next monthly processing date;

Your net policy value must meet certain diversification requirements.
During the death benefit guarantee period there is an additional monthly charge for the death benefit guarantee.
The death benefit guarantee is subject to state approval and may not be available in some states.
Temporary Insurance See Temporary Insurance, page 24.	If you apply and qualify, we may issue temporary insurance equal to the total amount of insurance coverage for which you applied.
The maximum amount of temporary insurance is $4.5 million, which includes other in-force coverage you have with us.
Temporary insurance may not be available in all states.
Rider Benefits See Additional Insurance Benefits, page 39.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and
Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for these benefits.
Not all riders may be available under your policy or in your state.
Investment Options See The Investment Options, page 18.	You may allocate your net premiums to the Security Life Separate Account S-L1 (the "variable account") and to our fixed account.

  The variable account is one of our separate accounts and consists of subaccounts which invest in corresponding funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding fund.

Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
We credit interest of at least 3.50% per year on amounts allocated to the fixed account, and we may, in our sole discretion, credit interest in excess of this amount.
Transfers See Transfers, page 46.

  You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. Transfers are, however, subject to any limits, conditions and restrictions that we or the funds whose shares are involved may impose.

There are certain restrictions on transfers from the fixed account.
We do not charge for transfers.

4 - Future Dimensions

Asset Allocation Programs See Dollar Cost Averaging, page 47. See Automatic Rebalancing, page 47.

  Dollar cost averaging is a systematic program of transferring policy values to selected subaccounts of the variable account. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.

  Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

There is no charge to participate in these asset allocation programs. There are, however, certain conditions on participation in these asset allocation programs.
Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.
Loans See Loans, page 45.	After the first policy month, you may take loans against your policy's surrender value.
A loan must be at least $100 and is generally limited to 90% of your surrender value.
When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
We credit amounts held in the loan account with interest at an annual rate no less than 4.00%.
We also charge interest on loans. Interest is due in arrears on each policy anniversary and accrues daily at a current annual rate of 4.00% for preferred loans and 6.00% for non-preferred loans.
The first loan each year up to 10% of the net policy value is a preferred loan if preferred loans are available. Preferred loans are available after the earlier of:
The 10th policy year; or
The 5th policy year if the insured person is age 60 or more.
Beginning with the 21st policy year, all loans and outstanding loan balances are considered to be preferred.
Loans reduce your policy's death benefit and may cause your policy to lapse.
Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan from your policy.
Partial Withdrawals See Partial Withdrawals, page 50.	After the first policy year, you may take up to 12 partial withdrawals each policy year. In certain circumstances you may take partial withdrawals during the first policy year.
A partial withdrawal must be at least $100 and may not exceed the amount which leaves your surrender value less than $500.
We currently charge a fee of 2.00% of the amount withdrawn, up to $25 for each partial withdrawal.
Partial withdrawals may reduce the amount of base and total insurance coverage under your policy and will reduce your policy value.
Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.
Surrenders See Surrender, page 51.	You may surrender your policy for its surrender value at any time before the death of the insured person.
Your surrender value is your policy value minus any surrender charge and your outstanding loan amount and accrued loan interest.

  Surrender charges apply for the first fourteen years of each segment of base insurance coverage. Surrender charges are level for the first nine years then decrease uniformly each year to zero at the beginning of the fifteenth year. The surrender charge is made up of two parts: an administrative surrender charge and a sales surrender charge.

The initial administrative surrender charge rate is $4 per $1,000 of base insurance coverage selected.
The sales surrender charge is based on a percentage of premium we receive.

  If you decrease your base insurance coverage, surrender charges are assessed against the policy value. If there are multiple coverage segments, the decrease and surrender charges will be processed on a pro rata basis.

If the surrender charge exceeds your net policy value, there will be no proceeds paid to you upon surrender.
All insurance coverage ends on the date we receive your surrender request.
If you surrender your policy it cannot be reinstated.
Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.

Future Dimensions - 5

Reinstatement See Reinstatement, page 52.

  You may reinstate your policy (other than the death benefit guarantee) and riders within five years of lapse if you still own the policy and did not surrender it and the insured person is still insurable.

You will need to pay the required reinstatement premium.
If you had an outstanding loan when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.
When we reinstate your policy, we reinstate the surrender charges for the amount and time remaining when your policy lapsed.
A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.
Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage	The policy is not a short-term savings vehicle and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges See Fees and Charges, page 25.

  In the early policy years the surrender charge may exceed the policy value because the surrender charge may be more than the cumulative premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

The policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

  We believe that the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 51.	Your policy may lapse and your insurance coverage under the policy may terminate if on any monthly processing date:
The no-lapse guarantee or the death benefit guarantee is not in effect; and
Your net policy value is not enough to pay the periodic fees and charges when due.
If you meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse without value.
Partial withdrawals and loans have an adverse impact on your net policy value. Before taking a partial withdrawal or loan consider its effect on your ability to keep your policy from lapsing.

6 - Future Dimensions

Investment Risk See The Variable Account, page 19.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
For amounts you allocate to the subaccounts of the variable account:
Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
You assume the risk that your values may decline or may not perform to your expectations;
Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount; and
There is no assurance that any fund will achieve its stated investment objective.
For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
You assume the risk that interest rates may decline, although never below the guaranteed minimum annual rate of 3.50%.
Exchanges See Purchasing a Policy, page 21.	Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.
Taxation See TAX CONSIDERATIONS, page 53.

  Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

  Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:

Reduction in the amount of your insurance coverage;
Partial withdrawals;
Loans;
Surrender;
Lapse; and
Reinstatement.

  In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

  There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

Consult with a qualified legal or tax adviser before you purchase a policy.
Sales Compensation See Distribution of the Policies, page 65.	We pay compensation to broker/dealers who sell the policy.
Broker/dealers may be able to choose to receive their compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

  We generally pay more compensation to your agent on premiums paid for base insurance coverage than we do on premiums paid for coverage under the Adjustable Term Insurance Rider. Talk to your agent/representative about the right blend of base and Adjustable Term Insurance Rider coverage for you.

Other Products	We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
Contact your agent/registered representative if you would like information about these other products.

Future Dimensions - 7

Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges deducted at the time you buy the policy, make a partial withdrawal, surrender your policy or request an excess illustration. See Transaction Fees and Charges, page 25.

Charge	When Deducted	Amount Deducted
Tax Charges	Deducted when you make a premium payment.	2.50% of each premium payment for state and local taxes.
1.50% of each premium payment for estimated federal income tax treatment of deferred acquisition costs.
Sales Charge	Deducted when you make a premium payment.	4.00% of the first 10 target premiums and 0% thereafter - current.
4.00% of all premium received - maximum.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	2.00% of the amount withdrawn, up to $25, after the first partial withdrawal each policy year.
Surrender Charge

  Deducted during the first fourteen segment years when you surrender your policy, decrease your base insurance coverage, take a partial withdrawal which decreases your base insurance coverage or allow your policy to lapse.
Administrative Surrender Charge:
$4 per $1,000 of base insurance coverage for each coverage segment.
Sales Surrender Charge:
26.00% of premium received up to one target premium for each segment without substandard ratings ("standard target premium"); plus
6.00% of premium received between one and two standard target premiums for each segment; plus
5.00% of premium received in excess of two standard target premiums for each segment.
These are the rates during the first two segment years. They are different thereafter.
Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$25 - maximum.
$0 - current.

8 - Future Dimensions

Periodic Fees and Charges. The following table describes the fees and charges deducted each day or each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 27.

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge [1]	On the monthly processing date.	Minimum Rates per $1,000 of base insurance coverage -
$0.05 - current.
$0.06 - guaranteed.
Maximum Rates per $1,000 of base insurance coverage -
$3.60 - current.
$7.26 - guaranteed.
Rates for a representative insured person per $1,000 of base insurance coverage -
$0.19 - current.
$0.19 - guaranteed.
The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Mortality & Expense Risk Charge [2]	Daily and included in the daily unit value calculations.	0.002% daily (.90% annually) of policy value invested in the variable account.
Policy Charge	On the monthly processing date.	$20 per month for the first policy year.
Administrative Charge	On the monthly processing date.	$10 - maximum.
$6 - current.
Death Benefit Guarantee Charge (if selected)	On the monthly processing date.	$0.005 per $1,000 of base insurance coverage during the guarantee period - current.
$0.01 per $1,000 of base insurance coverage during the guarantee period - maximum.
Loan Interest Charge	Accrues daily but is due in arrears on each policy anniversary.	6.00% per annum of the preferred loan amount.
4.00% per annum of the non-preferred loan amount.
[1]

The minimum and maximum rates shown are for an insured person in the standard risk class. The cost of insurance rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The rates that apply to you depend on the amount of your base insurance coverage and the insured person's age, gender, policy duration and risk class and generally increase each year after the first segment year. Different cost of insurance rates will apply to each segment of base insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rates for an insured person in the substandard risk class is $83.33 per $1,000 of base insurance coverage.

[2]	The daily mortality and expense risk charge rate has been rounded to the nearest one thousandth of one percent. See Mortality and Expense Risk Charge, page 28 for the daily rate without rounding.

Future Dimensions - 9

Optional Rider Fees and Charges. The following table describes the charges deducted if you elect any of the optional rider benefits. See Optional Rider Fees and Charges, page 30.
Rider	When Deducted	Amount Deducted
Accidental Death Benefit Rider [3]	On the monthly processing date.	Minimum Rates - $0.08 per $1,000 of rider benefit.
Maximum Rates - $0.12 per $1,000 of rider benefit.
Rates for a representative insured person - $0.08 per $1,000 of rider benefit. The representative insured person is age 35.
Additional Insured Rider [3,4]	On the monthly processing date.	Minimum Rates per $1,000 of rider benefit -
$0.03 - current.
$0.06 - guaranteed.
Maximum Rates per $1,000 of rider benefit -
$1.59 - current.
$7.26 - guaranteed.
Rates for a representative insured person per $1,000 of rider benefit -
$0.06 - current.
$0.10 - guaranteed.
The representative insured person is a female, age 35 in the preferred no tobacco risk class.
Adjustable Term Insurance Rider [3,4]	On the monthly processing date.	Minimum Rates per $1,000 of rider benefit -
$0.03 - current.
$0.06 - guaranteed.
Maximum Rates per $1,000 of rider benefit -
$1.59 - current.
$7.26 - guaranteed.
Rates for a representative insured person per $1,000 of rider benefit -
$0.09 - current.
$0.19 - guaranteed.
The representative insured person is a male, age 40 in the preferred no tobacco risk class.
Children's Insurance Rider	On the monthly processing date.	$0.50 per $1,000 of rider coverage amount.
Guaranteed Insurability Rider [3]	On the monthly processing date.	Minimum Rates - $0.04 per $1,000 of rider benefit.
Maximum Rates - $0.15 per $1,000 of rider benefit.
Rates for a representative insured person - $0.09 per $1,000 of rider benefit. The representative insured person is age 25.
Waiver of Cost of Insurance Rider [3]	On the monthly processing date.	Minimum Rates - $3.20 per $100 of rider coverage.
Maximum Rates - $23.04 per $100 of rider coverage.
Rates for a representative insured person - $5.80 per $100 of rider coverage. The representative insured person is a male age 40.
Waiver of Specified Premium Rider [3]	On the monthly processing date.	Minimum Rates - $2.15 per $100 of rider coverage.
Maximum Rates - $12.88 per $100 of rider coverage.
Rates for a representative insured person - $2.22 per $100 of rider coverage. The representative insured person is a male age 35.
[3]

The rates shown are for the first policy year. The rates for a particular rider depend on various factors that may include the insured person's age, gender, policy duration and/or risk class. Rates generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[4]

The rates shown have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. You should contact your agent/registered representative for information about the rates that apply to you.

10 - Future Dimensions

Fund Fees and Expenses. The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the Fund Expense Table, which begins on the following page, and fund prospectuses for details about the fees and charges specific to a particular fund.

Annual Total Fund Expenses (expenses deducted from fund assets)
	Minimum	Maximum
Total Gross Annual Fund Expenses [5]	0.27%	1.74%
Total Net Annual Fund Expenses [5,6]	0.27%	1.50%
[5]	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.
[6]

The Total Net Annual Fund Expense figures include management fees, distribution (12b-1) fees and other expenses but also take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through May 1, 2006. Out of all funds available through the policy, 24 have contractual arrangements to reimburse or waive certain fees and expenses through this period. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. See the Fund Expense Table which begins on page 12 for more detailed information about these contractual arrangements. The minimum and maximum Total Net Annual Fund Expenses shown take into account all of the available funds, not just those with contractual arrangements.

Future Dimensions - 11

Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. See also Fund Fees and Expenses, page 30. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
American Funds Insurance Series - Growth Fund - Class 2	0.35%	0.25%	0.01%	0.61%	--	0.61%
American Funds Insurance Series - Growth-Income Fund - Class 2	0.29%	0.25%	0.02%	0.56%	--	0.56%
American Funds Insurance Series - International Fund - Class 2	0.54%	0.25%	0.05%	0.84%	--	0.84%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.13%	0.71%	--	0.71%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.13%	0.56%	--	0.56%
ING AIM Mid Cap Growth Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING Alliance Mid Cap Growth Portfolio (Class I) [4,5]	0.77%	--	0.01%	0.78%	--	0.78%
ING Evergreen Health Sciences Portfolio (Class S) 2a	0.75%	--	0.25%	1.00%	--	1.00%
ING Evergreen Omega Portfolio (Class I) 4a	0.60%	--	--	0.60%	--	0.60%
ING FMRSM Earnings Growth Portfolio (Class I) [6,7]	0.62%	--	0.15%	0.77%	0.02%	0.75%
ING Global Resources Portfolio (Class I) [8]	0.66%	--	0.01%	0.67%	--	0.67%
ING JPMorgan Small Cap Equity Portfolio (Class I) [4,5,9]	0.90%	--	--	0.90%	0.03%	0.87%
ING JPMorgan Value Opportunities Portfolio (Class S) [10,11]	0.40%	--	0.40%	0.80%	0.02%	0.78%
ING Julius Baer Foreign Portfolio (Class I) [8]	0.96%	--	--	0.96%	--	0.96%
ING Legg Mason Value Portfolio (Class I) [5,8]	0.80%	--	0.01%	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) [2]	0.28%	--	0.25%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I) [8]	0.27%	--	0.02%	0.29%	--	0.29%
ING Marsico Growth Portfolio (Class I) [5,8]	0.77%	--	0.01%	0.78%	--	0.78%
ING Marsico International Opportunities Portfolio (Class I) [6,7]	0.54%	--	0.17%	0.71%	0.03%	0.68%
ING Mercury Focus Value Portfolio (Class I) [8,9]	0.80%	--	--	0.80%	0.05%	0.75%
ING Mercury Large Cap Growth Portfolio (Class S) [2,12]	0.80%	--	0.25%	1.05%	0.05%	1.00%

12 - Future Dimensions

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING MFS Mid Cap Growth Portfolio (Class I) [5,8,13]	0.64%	--	--	0.64%	--	0.64%
ING MFS Total Return Portfolio (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%
ING MFS Utilities Portfolio (Class S) [10,11]	0.60%	--	0.40%	1.00%	--	1.00%
ING Oppenheimer Main Street Portfolio® (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%
ING Pioneer Fund Portfolio (Class S) [14]	0.75%	--	0.26%	1.01%	--	1.01%
ING Pioneer Mid Cap Value Portfolio (Class I) [15]	0.75%	--	0.01%	0.76%	--	0.76%
ING Salomon Brothers Investors Portfolio (Class I) [8]	0.74%	--	0.01%	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) [8]	0.27%	--	--	0.27%	--	0.27%
ING T. Rowe Price Capital Appreciation Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING T. Rowe Price Equity Income Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING UBS U.S. Allocation Portfolio (Class S) [2,12]	0.75%	--	0.26%	1.01%	0.02%	0.99%
ING Van Kampen Equity Growth Portfolio (Class I) [8]	0.65%	--	--	0.65%	--	0.65%
ING Van Kampen Growth and Income Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING American Century Large Company Value Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING American Century Select Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING American Century Small Cap Value Portfolio (Initial Class) [17]	1.00%	--	0.40%	1.40%	0.10%	1.30%
ING Baron Small Cap Growth Portfolio (Initial Class) [17]	0.85%	--	0.40%	1.25%	0.05%	1.20%
ING Fundamental Research Portfolio (Initial Class)	0.60%	--	0.20%	0.80%	--	0.80%
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING Oppenheimer Global Portfolio (Initial Class) [16]	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Service Class) [18]	0.50%	--	0.29%	0.79%	0.04%	0.75%
ING PIMCO Total Return Portfolio (Initial Class)	0.50%	--	0.35%	0.85%	--	0.85%
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.69%	--	0.13	0.82%	--	0.82%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Initial Class) [17]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING Van Kampen Equity and Income Portfolio (Initial Class) [16]	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Intermediate Bond Portfolio (Class I) [19]	0.40%	--	0.08%	0.48%	--	0.48%

Future Dimensions - 13

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING VP Strategic Allocation Balanced Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Growth Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	0.05%	0.65%
ING VP Index Plus LargeCap Portfolio (Class I) [19,20]	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP High Yield Bond Portfolio (Class I) [21,22]	0.63%	--	0.25%	0.88%	0.07%	0.81%
ING VP Real Estate Portfolio (Class S) [23,24]	0.80%	--	0.70%	1.50%	0.20%	1.30%
ING VP SmallCap Opportunities Portfolio (Class I) [21,22]	0.75%	--	0.19%	0.94%	0.04%	0.90%
Neuberger Berman AMT Growth Portfolio (Class I) [25]	0.85%	--	0.11%	0.96%	--	0.96%
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) [25]	0.65%	--	0.08%	0.73%	--	0.73%
Neuberger Berman AMT Socially Responsive Portfolio (Class I) [25,26]	0.85%	--	0.89%	1.74%	0.24%	1.50%
[1]	The company or its U.S. affiliates receives varying levels of revenue from each of the funds available through the policy. See Fund Fees and Expenses on page 30 for additional information.

[2]

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

2a

The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are based on estimated amounts for the current fiscal year as it had not had a full year of operations as of December 31, 2004. Other Expenses for this Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

[3]

A portion of the brokerage commissions that the ING AIM Mid Cap Growth, and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87%, and 0.90%, respectively. This arrangement may be discontinued at any time.

[4]

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for these Portfolios had not commenced operations as of December 31, 2004, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI), as adviser to each Portfolio, has agreed. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

4a

The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for this Portfolio are based on estimated amounts as Class I shares had not commenced operations as of December 31, 2004 and Class S shares had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

14 - Future Dimensions

[5]

A portion of the brokerage commissions that the ING Alliance Mid Cap Growth, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return, ING Oppenheimer Main Street, ING T. Rowe Price Capital Appreciation, and ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.74%, 0.87%, 0.81%, 0.75%, 0.62%, 0.63%, 0.60%, 0.65%, and 0.66%, respectively. This arrangement may be discontinued at any time.

[6]

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for each Portfolio. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

[7]

Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to ING FMR Earnings Growth, and ING Marsico International Opportunities Portfolios, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[8]

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

[9]

Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.03% for ING JPMorgan Small Cap Equity Portfolio; and 0.05% for ING Mercury Focus Value Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

[10]

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

[11]

Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to these Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[12]

Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.05% for ING Mercury Large Cap Growth Portfolio; and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

[13]

Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004 would have been 0.62%. This arrangement may be discontinued by DSI at any time.

[14]

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

[15]

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

Future Dimensions - 15

[16]

Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

[17]

The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value Portfolio, ING Baron Small Cap Growth Portfolio, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.30%, 1.20%, and 0.88%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.40% for ING American Century Small Cap Value, 1.25% for ING Baron Small Cap Growth and 0.95% for ING Van Kampen Comstock Portfolios.

[18]

Based on estimated expenses for the current fiscal year. Other Expenses include a Shareholder Services fee of 0.25%. The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fee and/or reimburse the Shareholder Services fee for the Portfolio so that Net Annual Fund Operating Expenses do not exceed 0.75% through April 30, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 0.79%.

[19]

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

[20]

ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[21]

The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

[22]

ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[23]

The amounts shown are the estimated operating expenses for Class S shares of ING VP Real Estate Portfolio based on the Portfolio's actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio. For the ING VP Real Estate Portfolio, which has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. The estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets.

[24]

Other Expenses include a Shareholder Services Fee of 0.25%. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Real Estate Portfolio is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[25]

Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Growth and Limited Maturity Bond Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Growth and Limited Bond Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

[26]

NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

16 - Future Dimensions

How the Policy Works

Future Dimensions - 17

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
Security Life of Denver Insurance Company

Prior to October 1, 2004, the policies were issued by Southland Life Insurance Company ("Southland Life"), an affiliate of Security Life and a wholly-owned indirect subsidiary of ING Groep N.V. ("ING"). Southland Life was a stock life insurance company organized in 1908 and incorporated under the laws of the State of Texas. On October 1, 2004, Southland Life merged with and into Security Life and Security Life assumed responsibility for Southland Life's obligations under the policies.

Security Life is a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado. Security Life is admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 1290 Broadway, Denver, Colorado 80203-5699.

Security Life is a wholly-owned indirect subsidiary of ING. ING is a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include the fixed account and subaccounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account
In the policy the "fixed account" is referred to as the "Guaranteed Interest Account."

You may allocate all or a part of your net premium and transfer your net policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. Although the interest rate will change over time, the interest rate will never be less than 3.50%. Additionally, we guarantee that the interest rate credited to each amount allocated to the fixed account will not change more frequently than every 12 months. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

18 - Future Dimensions

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The Variable Account

Security Life Separate Account S-L1 (the "variable account") was originally established on February 25, 1994, under the laws of the State of Texas to hold the assets that underlie the policy. Prior to October 1, 2004, the variable account was known as Southland Separate Account L1. On October 1, 2004, Southland Separate Account L1 was transferred to Security Life in conjunction with the merger of Southland Life with and into Security Life and was renamed Security Life Separate Account S-L1. Security Life Separate Account S-LI operates pursuant to the laws of the State of Colorado and is a unit investment trust, registered with the SEC under the 1940 Act.

In the policy the "variable account" is referred to as the "Separate Account."

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Colorado law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

The variable account is divided into subaccounts. Each subaccount invests in a corresponding fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the funds when you allocate premium payments to the subaccounts of the variable account. See Appendix B for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser and investment objective. See the Fund Expense Table which begins on page 12 for fund expense information.

More detailed information about a fund, including information about the risks associated with investing in the fund, is located in the fund's prospectus. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

A fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund available through the variable account is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each subaccount's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

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Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to the subaccounts in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;
Offer additional subaccounts which will invest in funds we find appropriate for policies we issue;
Eliminate subaccounts;
Combine two or more subaccounts;
Substitute a new fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:
A fund no longer suits the purposes of your policy;
There is a change in laws or regulations;
There is a change in the fund's investment objectives or restrictions;
The fund is no longer available for investment; or
Another reason we deem a substitution is appropriate.
In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
Transfer assets related to your policy class to another separate account;
Withdraw the variable account from registration under the 1940 Act;
Operate the variable account as a management investment company under the 1940 Act;
Cause one or more subaccounts to invest in a fund other than, or in addition to, the funds currently available;
Stop selling the policy;
End any employer or plan trustee agreement with us under the agreement's terms;
Limit or eliminate any voting rights for the variable account;
Make any changes required by the 1940 Act or its rules or regulations; or
Close a subaccount to new investments.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

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DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard Future Dimensions variable universal life insurance policy. The policy provides death benefits, policy values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

We and our affiliates offer various other products with different features and terms than the policies, and that may offer some or all of the same funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your agent/registered representative.

Purchasing a Policy
The policy is no longer offered for sale to new purchasers.
To purchase a policy you must submit an application to us. On that application you will, among other things, select:
The amount of your base insurance coverage (which generally must be at least $100,000);
Your initial death benefit option; and
Any riders or optional benefits.
Additionally, on the application you will provide us with certain health and other necessary information.

On the date coverage under the policy begins (the "policy date"), the person on whose life we issue the policy (the "insured person") generally can be no more than age 75. "Age" under the policy means the insured person's age on the birthday nearest to the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured. We may also set a minimum age to issue a policy.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.
Important Information About the Adjustable Term Insurance Rider

It may be to your economic advantage to include all or part of your insurance coverage under the Adjustable Term Insurance Rider. Working with your agent, consider the following factors when deciding whether to include coverage under the Adjustable Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

  Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy value. Accordingly, please be aware that:

The current cost of insurance rates for coverage under the Adjustable Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;

  The guaranteed maximum cost of insurance rates for coverage under the Adjustable Term Insurance Rider are generally more than the guaranteed maximum cost of insurance rates for coverage under the base policy; and

Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Adjustable Term Insurance Rider.

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Features and Benefits. Certain features and benefits are limited or unavailable if you have Adjustable Term Insurance Rider coverage, including:
Death Benefit Guarantees.

  Compensation. We generally pay more compensation on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Adjustable Term Insurance Rider. See Distribution of the Policies, page 65.

With these factors in mind, you should discuss with your agent how the use of the Adjustable Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Adjustable Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the policy or the Adjustable Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations. See also, Adjustable Term Insurance Rider, page 39.

Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
We may refuse to accept any premium less than $25;
You cannot pay additional premiums after age 100;
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

  We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 61.
After we deduct the tax charges and the sales charge from your premium payments, we apply the remaining premium (the "net premium") to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Your initial premium must be at least equal to the sum of the scheduled premium from the policy date through the investment date. The investment date is the date we apply the net premium to your policy.

Scheduled Premium. You may select your scheduled (planned) premium (within our limits) when you apply for your policy. The scheduled premium, shown in your policy and schedule, is the amount you choose to pay over a stated time period. This amount may or may not be enough to keep your policy in force. You may receive premium reminder notices for the scheduled premium on a quarterly, semi-annual or annual basis. You are not required to pay the scheduled premium.

You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you fail to pay your scheduled premium or if you change the amount of your scheduled premium, your policy performance will be affected.

22 - Future Dimensions

If you have an optional death benefit guarantee, your scheduled premium should not be less than the guarantee period annual premium shown in your policy. See No-Lapse and Death Benefit Guarantees, page 37.

Unscheduled Premium Payments. Generally speaking, you may make unscheduled premium payments at any time, however:

  We may limit the amount of an unscheduled premium payment if it would result in an increase in the amount of the base death benefit required by the federal income tax law definition of life insurance. We may require satisfactory evidence that the insured person is insurable at the time that you make the unscheduled premium payment if the base death benefit is increased due to an unscheduled premium payment;

We may require proof that the insured person is insurable if an unscheduled premium payment will cause the net amount at risk to increase; and

  We will return premium payments which would cause your policy to become a modified endowment contract, unless you have acknowledged in writing the new modified endowment contract status for your policy.

Target Premium. Target premium is not based on your scheduled premium. Target premium is actuarially determined based on the age and gender of the insured person. The target premium is used to determine your sales charge and the sales compensation we pay. It may or may not be enough to keep your policy in force. You are not required to pay the target premium and there is no penalty for paying more or less. The target premium for your policy and additional segments is listed in your policy schedule pages.

Minimum Annual Premium. To qualify for the no-lapse guarantee, during each of your first three policy years you must pay at least the minimum annual premium shown in your policy. See No-Lapse and Death Benefit Guarantees, page 37.

We may reduce the minimum annual premium for group or sponsored arrangements, or for corporate purchasers.

Premium Payments Affect Your Coverage. Unless your policy is in the no-lapse guarantee period or you have an optional death benefit guarantee, your coverage lasts only as long as you have a positive net policy value which is enough to pay the periodic fees and charges due each month. If you do not meet this requirement, your policy will enter a 61-day grace period and you must make a sufficient premium payment to keep your policy from lapsing. See Lapse, page 51.

During the no-lapse guarantee period, we guarantee that your policy and riders will not lapse regardless of your net policy value provided your cumulative premium payments, minus any partial withdrawals and any outstanding loan amount and accrued loan interest are at least equal to your minimum annual premium. See No-Lapse and Death Benefit Guarantees, page 37.

If you have an optional death benefit guarantee, we guarantee that your policy will not lapse during the guarantee period provided your cumulative premium payments minus any partial withdrawals and any outstanding loan amount and accrued loan interest are at least equal to the guarantee period annual premium and your net policy value meets certain diversification requirements. See No-Lapse and Death Benefit Guarantees, page 37.

Allocation of Net Premium. We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial premium;
All issue requirements have been received by our customer service center; and
We approve your policy for issue.

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Amounts you designate for the fixed account will be allocated to that account on the investment date. If your state requires return of your premium during the free look period, we initially invest amounts you have designated for the subaccounts of the variable account in the subaccount which invests in the ING Liquid Assets Portfolio. We later transfer these amounts from this subaccount to your selected subaccounts, based on your most recent premium allocation instructions, at the earlier of the following dates:

Five days after the date we mailed your policy to you plus the length of your state free look period; or
The date we receive your delivery receipt plus the length of your state free look period.

If your state provides for return of your policy value during the free look period (or provides no free look period), we allocate amounts you designated for the subaccounts of the variable account directly into those subaccounts.

All net premium we receive after the applicable period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in percentages stated to the nearest tenth and totaling 100%.

Free Look Period

You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period, you will receive a refund as determined by state law. Generally, there are two types of free look refunds:
Refund of all premium we have received from you; or
Refund of your policy value plus a refund of all charges deducted.

The type of refund that applies in your state will be specified in your policy. The type of free look refund will affect when premium received before the end of the free look period is allocated to the subaccounts. See Allocation of Net Premium, page 23.

Temporary Insurance

If you apply and qualify, we may issue temporary insurance in an amount equal to the amount of insurance coverage for which you applied, up to $4.5 million, which includes other in-force coverage you have with us.

Temporary insurance coverage begins when all of the following events have occurred:
You have completed and signed our temporary insurance coverage form;
We have received and accepted a premium payment of at least your scheduled premium (selected on your application); and
The necessary parts of the application are complete.
Unless otherwise provided by state law, temporary insurance coverage ends on the earliest of:
Five days after we mail the premium refund to the address on your application;
Five days after we mail notice of termination to the address on your application;
Your policy date;
The date we refuse to issue a policy based on your application; or
90 days after you sign our temporary life insurance coverage form.

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There is no death benefit under the temporary insurance coverage if any of the following events occur:
There is a material misrepresentation in your answers on the temporary insurance coverage form;
There is a material misrepresentation in statements on your application;
The person or persons intended to be insured die by suicide or self-inflicted injury; or
The bank does not honor your premium check or authorized withdrawal.

During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Allocation of Net Premium, page 23.

Fees and Charges
We deduct fees and charges under the policy to compensate us for:
Providing the insurance benefits of the policy (including any rider benefits);
Administering the policy;
Assuming certain risks in connection with the policy; and
Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payment of sales expenses.

Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Tax Charges. We deduct 2.5% from each premium payment to cover the total average state and local taxes we expect to pay. We pay state and local taxes in most states. These taxes vary from state to state and from jurisdiction to jurisdiction.

We deduct 1.5% from each premium payment to cover our estimated costs for the federal income tax treatment of deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

We may increase or decrease the charges for taxes, within limits, if there are changes in the tax rates or tax laws.
Sales Charge. We deduct a sales charge from each premium payment.
Currently, we charge 4.00% of the first ten target premiums we receive. The maximum sales charge we can assess is 4.00% of all premium we receive.

When calculating your applicable sales charge, we allocate premium payments we receive after an increase in the amount of base insurance coverage to your coverage segments in the same proportion as the guideline annual premium (defined by federal income tax law) for each segment bears to the total guideline annual premium for your base insurance coverage.

This charge helps compensate us for the costs associated with selling the policies, including promotional, advertising and distribution expenses.

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Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy after the first in a policy year. The amount of this fee is 2.00% of the amount withdrawn up to $25. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.
Surrender Charge. We deduct a surrender charge during the first fourteen segment years when you:
Surrender your policy;
Allow your policy to lapse;
Decrease your base insurance coverage; or
Take a partial withdrawal which decreases the amount of your base insurance coverage.
The surrender charge is made up of two parts:
An administrative surrender charge; and
A sales surrender charge.
Each coverage segment will have its own set of administrative and sales surrender charge rates which will apply only to that segment.
Administrative Surrender Charge
The administrative surrender charge is $4 per $1,000 of the base insurance coverage for each coverage segment.

If during the first 14 segment years you decrease your base insurance coverage or take a partial withdrawal which causes your base insurance coverage to decrease, we will assess an administrative surrender charge in the same proportion as the decrease in your base insurance coverage.

We designed the administrative surrender charge to cover part of our administrative expenses, such as the expenses associated with:
Processing applications;
Establishing policy records;
Underwriting; and
Developing and operating our administrative systems.
Sales Surrender Charge

We calculate the sales surrender charge for each segment by applying the premium you paid to each segment in the same proportion that the guideline annual premium for each segment (as defined by the federal income tax laws) has to the sum of the guideline annual premium for all segments.

During the first two segment years the sales surrender charge is:
26.00% of the premium we receive up to one standard target premium for each segment without substandard ratings ("the standard target premium"); plus
6.00% of the premium we receive between one and two standard target premiums; plus
5.00% of premium received in excess of two target premiums.
In segment years 3 through 9, the sales surrender charge is:
46.00% of the premium we receive up to one standard target premium; plus
44.00% of the premium we receive between one and two standard target premiums for each segment.

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We do not determine target premium on your scheduled premium. We determine target premium actuarially, based on the age and gender of the insured person. Your policy schedule shows the initial target premium for your policy and the target premium for added segments. The schedule also shows the maximum sales surrender charge for your base insurance coverage.

If your base insurance coverage decreases, we reduce your target premium for each segment in the same proportion that we reduce your base insurance coverage. We do not do this if the reduction is a result of a death benefit option change. In that case, we will provide you a new schedule page.

If your new target premium for each segment is greater than or equal to the premium we receive for that segment, then we reduce your future maximum sales surrender charge, but we do not deduct a sales surrender charge from your policy value.

If your new target premium for each segment is less than the sum of the premium we receive for that segment, we reduce the future maximum sales surrender charge and we deduct a sales surrender charge from your policy value equal to the difference between your sales surrender charge before the decrease and your sales surrender charge after the decrease. We recalculate your new sales surrender charge as if your new target premium was always in effect for that segment.

We reduce your future maximum sales surrender charge in the same proportion that we reduce your base insurance coverage if:
You make a decrease to your base insurance coverage more than nine years after your policy date; or
You make a partial withdrawal from your policy which reduces the base insurance coverage and you make your request more than nine years after the date you added the additional segment.

For full surrenders, you will receive the surrender value of your policy. For decreases in the amount of base insurance coverage, the surrender charge will reduce your policy value. If there are multiple segments of base insurance coverage, the coverage decreases and surrender charges assessed will be processed on a pro rata basis.

In the early policy years the surrender charge may exceed the policy value because the surrender charge may be more than the cumulative premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

The sales surrender charge helps offset the expenses we incur in issuing and distributing the policy.

Excess Illustration Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $25 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.
Periodic Fees and Charges

We deduct the following periodic fees and charges from your policy value each day or on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

Future Dimensions - 27

At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the subaccounts and fixed account in the same proportion that your value in each has to your net policy value.

Mortality and Expense Risk Charge. We deduct from your policy value a mortality and expense risk charge of 0.002466% (0.90% on an annual basis) of the amount you have invested in the subaccounts. This charge is deducted each day as part of the calculation of the daily unit values for the subaccounts and does not appear as a separate charge on your statement or confirmation.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is the risk that insured people, as a group, may live less time than we estimated. The expense risk is the risk that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Policy Charge. Each month we deduct a policy charge of $20 during the first policy year.
This charge helps compensate us for the costs associated with:
Processing applications;
Conducting medical examinations;
Establishing policy records; and
Underwriting.
Administrative Charge. Each month we currently deduct an administrative charge of $6. We guarantee that this charge will never be higher than $10 each month.
This charge helps offset the costs we incur in administering the policy, including costs associated with:
Billing and collecting premiums;
Processing claims and policy transactions;
Keeping records;
Reporting and communicating with policy owners; and
Our overhead and other expenses.

Cost of Insurance. Each month we deduct a cost of insurance charge equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your base insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

Your current base death benefit; and
Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

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Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the segment year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex and Smoker Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes policies issued in the state of Montana and policies issued to employers or employee organizations in connection with employment related insurance or benefit programs. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table on page 9 for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial segment and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

The net premium applied to your policy;
The fees and charges we deduct;
Any partial withdrawals you take;
Interest earnings on the amounts allocated to the fixed account;
Interest earned on amounts held in the loan account; and
The investment performance of the funds underlying the subaccounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage. We allocate the net amount at risk to segments of the base death benefit in the same proportion that each segment has to the total base death benefit for all insurance coverage as of the monthly processing date.

There are no cost of insurance charges during the continuation of coverage period.
The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death benefit proceeds that may be more than your policy value.

Death Benefit Guarantee Charge. If you have the death benefit guarantee feature, each month during the guarantee period we currently deduct a death benefit guarantee charge of $.005 per $1,000 of base insurance coverage. We guarantee that this charge will never be more than $0.01 per $1,000 of base insurance coverage.

This charge helps compensate us for the costs associated with providing the death benefit guarantee.

Future Dimensions - 29

Optional Rider Fees and Charges

There may be separate fees and charges for optional rider benefits. See the Optional Rider Fees and Charges table on page 10, and the Optional Rider Benefits section on page 39 for more information about the optional rider benefits and the applicable fees and charges.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

Certain groups or sponsored arrangements (including our employees, employees of our affiliates, our appointed sales agents and certain family members of each of these groups of individuals);
Corporate purchasers;
Our policyholders or the policyholders of our affiliated companies; or
Certain groups or individuals who purchase the policy through investment professionals who charge a fee for their services.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

As shown in the Fund Expense Table which begins on page 12 of this prospectus, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

30 - Future Dimensions

The company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the policy. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate; and (b) funds managed by a company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds and/or their affiliates may include:
Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table which begins on page 12 of this prospectus; and

  Revenues which may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds subadvised by unaffiliated third parties, once the subadviser has been paid, the adviser may share a portion of the remaining management fee with the company. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Future Dimensions - 31

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company from unaffiliated funds and/or their affiliates may include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table which begins on page 12 of this prospectus; and

  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the policy. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the policy.

The three unaffiliated fund families which currently have funds offered through the policy, ranked according to total dollar amounts they paid to the company or its affiliates in 2004, are as follows:
Fidelity Variable Insurance Product Portfolios;
Neuberger Berman AMT Portfolios; and
American Funds Insurance Series.

If the revenues received from affiliated funds were included in this list, payments to the company or its affiliates by ING Investments, LLC and other company affiliates would be at the top of the list.

Management personnel of the company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the policies and other products issued by the company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the policies.

Death Benefits
In the policy the amount of insurance coverage you select is referred to as the "Face Amount."

You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $100,000 of base insurance coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment. If you have an Adjustable Term Insurance Rider, at issue we restrict the amount of the rider benefit to no more than nine times your base insurance coverage.

It may be to your economic advantage to include part of your insurance coverage under the Adjustable Term Insurance Rider. See Important Information About the Adjustable Term Insurance Rider, page 21.

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Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, generally you may change the amount of your insurance coverage after the first policy year (first monthly processing date for an increase). The change will be effective on the next monthly processing date after we receive your written request.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

Changes in the amount of your insurance coverage must be for at least $10,000.

A coverage segment or segment is a block of insurance coverage. A requested increase in base insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:
A new sales charge;
New cost of insurance charges, guaranteed and current;
A new incontestability period;
A new suicide exclusion period;
A new target premium;
A new minimum annual premium during the no-lapse guarantee period; and
A new surrender charge.

If a death benefit option change causes the amount of base insurance coverage to increase, no new segment is created. Instead, the size of each existing segment(s) is (are) changed. If it causes the amount of base insurance coverage to decrease, each segment is decreased.

In determining the net amount at risk for each coverage segment we allocate the net amount at risk among the base coverage segments in the same proportion that each segment bears to the total amount of base insurance coverage.

You may not decrease the amount of your insurance coverage below the minimum we require to issue you a policy. Decreases in insurance coverage may result in:
Surrender charges on the amount of the decrease;
Reduced target premium amounts; and
Reduced cost of insurance charges.

Requested reductions in the amount of insurance coverage will first decrease your total insurance coverage amount. We decrease your base insurance coverage amount only after your Adjustable Term Insurance Rider coverage is reduced to zero. If you have more than one segment, we divide decreases in base coverage among your coverage segments pro rata unless law requires differently.

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We reserve the right not to approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 55.

Continuation of Coverage

The continuation of coverage feature automatically continues your insurance coverage in force for the period beyond the policy anniversary nearest the insured person's 100th birthday (the "continuation of coverage period"), unless prohibited by state law. If you do not surrender your policy before this date, on this date:

The amount of your total insurance coverage becomes your base insurance coverage amount;
Death benefit option 2 is converted to death benefit option 1, if applicable;
All riders are terminated;
Your net policy value is transferred into the fixed account and subsequent transfers into the subaccounts are not allowed; and
Dollar cost averaging and automatic rebalancing programs are terminated.
Your insurance coverage continues in force until the death of the insured person, unless the policy lapses or is surrendered. However:
We accept no further premium payments; and
We deduct no further fees and charges except transaction fees and charges, if applicable.

Partial withdrawals and loans are allowed during the continuation of coverage period. If we pay a persistency refund on the fixed account, it will be credited to your policy. If you have an outstanding loan, interest continues to accrue. If you fail to make sufficient loan or loan interest payments, it is possible that the outstanding loan amount plus accrued loan interest may become greater than your policy value and cause your policy to lapse. To avoid lapse, you may repay the loan and loan interest during the continuation of coverage period.

If you wish to stop coverage during the continuation of coverage period, you may surrender your policy and receive the net policy value. There is no surrender charge during this period. All other normal consequences of surrender apply. See Surrender, page 51.

The continuation of coverage feature is not available in all states. If a state has approved this feature, it is automatic under your policy. In certain states the death benefit during the continuation of coverage period is the net policy value. Contact your agent/registered representative or our customer service center to find out if this feature is available in your state and which type of death benefit applies in your state.

The tax consequences of coverage continuing beyond the insured person's 100th birthday are uncertain. You should consult a qualified tax adviser as to those consequences. See Continuation of a Policy, page 57.

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Death Benefit Qualification Test

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of the guideline premium test.

In the policy the "guideline premium test" is referred to as the "Guideline Premium/Cash Value Corridor Test."

The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Certain changes to a policy which uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Death Benefit Options

There are two death benefit options available under the policy. You choose the option you want when you apply for the policy. You may change that choice after your first monthly processing date and before age 100.

Option 1. Under death benefit option 1, the base death benefit is the greater of:	In the policy, death benefit option 1 is referred to as "Option A" and death benefit option 2 is referred to as "Option B."
The amount of base insurance coverage in effect on the date of the insured person's death; or
Your policy value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the amount of base insurance coverage. In this case, your death benefit will vary as the policy value varies.

With option 1, positive investment performance generally reduces your net amount at risk, which lowers your policy's cost of insurance charge. Option 1 also offers insurance coverage at a set amount with potentially lower cost of insurance charges over time.

Option 2. Under death benefit option 2, the base death benefit is the greater of:
The amount of base insurance coverage in effect on the date of the insured person's death plus your policy value; or
Your policy value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.
Under this option your base death benefit will vary as the policy value varies and investment performance is reflected in your insurance coverage.
Option 2 is not available after age 100. If option 2 is in effect at age 100, it automatically converts to death benefit option 1. See Continuation of Coverage, page 34.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your base insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose death benefit option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose death benefit option 2.

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Changing Death Benefit Options. On or after the first monthly processing date and before age 100 you may change death benefit options as described below. We may require evidence of insurability under our normal rules of underwriting for some death benefit option changes.

Changing your death benefit option may reduce or increase your base and total insurance coverage amounts but it will not change the amount of your base and total death benefits. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. The following death benefit option changes are allowed, and on the effective date of the change the amount of your base insurance coverage will change as follows:

Change From:	Change To:	Base Insurance Coverage Following the Change:
Option 1	Option 2	Your base insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	Your base insurance coverage before the change plus your policy value as of the effective date of the change.
Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance if you have the Adjustable Term Insurance Rider. See Adjustable Term Insurance Rider, page 39.

We do not impose a surrender charge if a death benefit option change results in a decrease in the amount of your base insurance coverage. Additionally, we do not adjust the target premium when you change your death benefit option. See Surrender Charge, page 26.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.
Death Benefit Proceeds

After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

Your base death benefit; plus
The amount of any rider benefits; minus
Any outstanding loan amount plus accrued loan interest; minus
Any outstanding fees and charges incurred before the insured person's death.
The death benefit is calculated as of the date of the insured person's death and will vary depending on the death benefit option you have chosen.

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No-Lapse and Death Benefit Guarantees

No-lapse Guarantee. The policy has a no-lapse guarantee which provides that the policy and riders will not lapse during the first three policy years (the no-lapse guarantee period) regardless of its net policy value, if on a monthly processing date:

In the policy, the "no-lapse guarantee period" is referred to as the "Special Continuation Period."
Premiums you have paid, minus partial withdrawals that you have taken, minus outstanding loans, including accrued loan interest, is greater than or equal to;
The cumulative minimum monthly premium for each policy month from the first month of your policy through the current monthly processing date.
The minimum monthly premium is one-twelfth of the minimum annual premium. Your minimum annual premium is based on:
The amount of your base insurance coverage;
The insured person's age, gender and risk class; and
Additional rider coverage on your policy.
Your minimum annual premium is shown in the schedule pages of your policy. We may reduce the minimum annual premium for group or sponsored arrangements, or for corporate purchasers.

During the no-lapse guarantee period, if there is not enough net policy value to pay the periodic fees and charges due each month and you have satisfied these requirements, we do not allow your policy and riders to lapse. We do not permanently waive these charges. Instead, we continue to deduct these charges which may result in a negative net policy value, unless you pay enough premium to prevent this. The negative balance is your unpaid monthly periodic fees and charges owing. At the end of the no-lapse guarantee period, to avoid lapse of your policy and riders you must pay enough premium to bring the net policy value to zero plus the amount that covers your estimated monthly periodic fees and charges for the following two months. See Lapse, page 51.

Death Benefit Guarantee. The policy has a death benefit guarantee which provides that the policy will not lapse even if the net policy value is not enough to pay the periodic fees and charges each month.

In the policy, the death benefit guarantee feature is referred to as the "Guaranteed Minimum Death Benefit."

This is an optional benefit that may be selected only when you apply for the policy. The death benefit guarantee extends the period that your policy's base insurance coverage remains in force even if the net policy value declines due to poor investment performance of the funds. The policy offers two death benefit guarantee options. These options vary primarily by the length of the guarantee period:

The greater of ten policy years or until the insured person reaches age 65; or
The lifetime of the insured person or to the policy anniversary nearest the insured person's 100th birthday.
To keep the death benefit guarantee in force:
You must pay premium at least equal to the guarantee period annual premium; and
Your net policy value must meet certain diversification requirements.
The guarantee period annual premium for the death benefit guarantee option (the greater of ten policy years or until the insured person reaches age 65) is based on:
The amount of your base insurance coverage;
The insured person's age, gender and risk class; and
Additional rider coverage on your policy.

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The guarantee period annual premium for the second death benefit guarantee option (the lifetime of the insured person or to the policy anniversary nearest the insured person's 100th birthday) is based on a percentage of the guideline level premium calculated under the federal tax laws. The guarantee period annual premium for the second option will be greater than that required for the first option.

Your guideline level annual premium depends on:
The amount of your base insurance coverage;
The insured person's age, gender, risk class and underwriting characteristics;
The death benefit option you choose;
Additional rider coverage on your policy; and
Other additional benefits on your policy.
Although the required guarantee period annual premium level is different for the two options, the death benefit guarantee operates similarly for either option.

On each monthly processing date we test to see if you have paid enough premium to keep your guarantee in place. We take the actual premiums we have received and subtract the partial withdrawals and loans (including accrued interest) you have taken. The result must equal or exceed the sum of the guarantee period monthly premium payments for each policy month starting with your first policy month through the end of the policy month that begins on the current monthly processing date. A guarantee period monthly premium is equal to one-twelfth of the guarantee period annual premium.

You must continually meet the premium requirements for the death benefit guarantee to remain in effect. If your policy benefits increase, the guarantee period annual premium increases.
In addition, to keep the death benefit guarantee in force your net policy value on any monthly processing date must meet one of the following diversification requirements:
Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option; or
At least 65% of your net policy value is allocated to one or more of the ING VP Strategic Allocation portfolios.
You should consider the following factors in relation to the death benefit guarantee:
If you have the death benefit guarantee, the guarantee period annual premium will be shown on your policy schedule page (see Premium Payments, page 22);
There is a monthly charge for this guarantee (see Death Benefit Guarantee Charge, page 29);

  If your policy fails to satisfy either the annual premium or diversification test we will send you a notice and give you a thirty day opportunity to correct the condition. If you do not correct it, the death benefit guarantee terminates;

Once it terminates, you cannot reinstate the death benefit guarantee and the guarantee period annual premium no longer applies to your policy;
You may terminate this guarantee at any time during the guarantee period upon written notice to us;

  A loan may cause the termination of this guarantee because we deduct your loan amount plus accrued loan interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

Even if the death benefit guarantee terminates, your policy will not necessarily lapse (see Lapse, page 51).

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Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and
Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits
The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 55.

Accidental Death Benefit Rider. This rider will pay the benefit amount selected if the insured person dies as a result of an accident. At issue the insured person must be at least age 5 and no more than age 60. Minimum coverage is $10,000. Maximum coverage is the lesser of the base insurance coverage; or, $100,000 for an insured person age 5 through 25; or $300,000 for an insured person age 26 through 60. The maximum monthly charge for standard coverage under this rider is $0.15 per $1,000 of rider coverage depending on the insured person's age. The actual rates that apply to you may be lower and will be stated in your policy. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

Additional Insured Rider. This rider provides death benefits upon the death of a named immediate family member. The insured person can be no older than age 75. You may add up to five additional insured riders to your policy. We require proof of insurability for each person. Minimum coverage for each person is $10,000. Maximum coverage for all additional insured persons is five times your total base insurance coverage. There is no defined premium for a given amount of additional insured rider coverage. Instead, we deduct a separate monthly cost of insurance charge from your policy value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage(s) multiplied by the additional insured rider death benefit(s) in effect at the monthly processing date. The cost of insurance rates are determined by us from time to time. They are based on the issue age(s), gender(s) and risk class(es) of the insured person(s), as well as the length of time since the rider was added to your policy. Rates for this rider will not exceed the levels in the 1980 Commissioner's Standard Ordinary Sex and Smoker Distinct Mortality Table. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

Adjustable Term Insurance Rider. You may increase the amount of your total insurance coverage under the policy by adding coverage under the Adjustable Term Insurance Rider. This rider allows you to schedule the pattern of insurance coverage appropriate for your anticipated needs. As the name suggests, the Adjustable Term Insurance Rider adjusts over time to maintain your desired level of total coverage.

In the policy "base insurance coverage" or "base coverage" is referred to as the "Stated Death Benefit"; the "total insurance coverage" or "total coverage" is referred to as the "Target Death Benefit."

You specify your amount of total insurance coverage when you apply for this rider. The amount of total insurance coverage can be level for the life of your policy or can be scheduled to change at the beginning of a selected policy year(s).

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We generally restrict your coverage under this rider to an amount not more than nine times your base insurance coverage at issue. For example, if your base insurance coverage is $100,000, then the maximum amount of coverage under this rider is $900,000 with a total insurance coverage amount of $1,000,000.

The Adjustable Term Insurance Rider benefit is the difference between the amount of your total death benefit and your base death benefit, but not less than zero. The rider's benefit automatically adjusts daily as the amount of your base death benefit changes. Your death benefit proceeds depend on which death benefit option is in effect.

Under death benefit option 1, the total death benefit is the greater of:
The amount of total insurance coverage you have selected; or
Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.
Under death benefit option 2, the total death benefit is the greater of:
The amount of total insurance coverage you have selected plus your policy value; or
Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

For example, under death benefit option 1, assume your base death benefit changes as a result of a change in your policy value. The Adjustable Term Insurance Rider adjusts to provide death benefit proceeds equal to your total insurance coverage in each year:

Base Death Benefit	Amount of Total Insurance Coverage	Adjustable Term Insurance Benefit
$201,500	$250,000	$48,500
$202,500	$250,000	$47,500
$202,250	$250,000	$47,750

It is possible that the amount of your adjustable term insurance may be zero if your base death benefit increases enough. Using the same example, if the base death benefit under your policy grew to $250,000 or more, the adjustable term insurance benefit would be zero.

Even when the adjustable term insurance benefit is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if later the base death benefit drops below the amount of your total insurance coverage, the Adjustable Term Insurance Rider coverage reappears to maintain the amount of your total insurance coverage.

You may change the amount of your total insurance coverage, according to our rules. See Changes in the Amount of Your Insurance Coverage, page 33.
We may deny future, scheduled increases to the amount of your total insurance coverage if you cancel a scheduled change or if you ask for an unscheduled decrease in your total insurance coverage.

Partial withdrawals, changes from death benefit option 1 to option 2, and decreases in the amount of your base insurance coverage may reduce the amount of your total insurance coverage. See Partial Withdrawals, page 50; and Changes in the Amount of Your Insurance Coverage, page 33.

40 - Future Dimensions

There is no defined premium for a given amount of adjustable term insurance benefit. Instead, we deduct a separate monthly cost of insurance charge from your policy value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider benefit multiplied by the amount of adjustable term insurance benefit in effect at the monthly processing date. The cost of insurance rates are determined by us from time to time. They are based on the issue age, gender and risk class of the insured person, as well as the length of time since your policy date. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

The only charge for this rider is the cost of insurance charge. The total charges that you pay may be more or less if you have some coverage under an Adjustable Term Insurance Rider rather than just base insurance coverage. There are no sales charges or surrender charges for this coverage.

If the total insurance coverage is increased by you after the Adjustable Term Insurance Rider is issued, we use the same cost of insurance rate schedule for the entire coverage for this rider. These rates are based on the original risk class even though satisfactory new evidence of insurability is required for the increased schedule. The current rates for this rider are generally lower than current cost of insurance rates for the base insurance coverage. See Cost of Insurance, page 28.

Not all policy features apply to the Adjustable Term Insurance Rider. The rider does not contribute to the policy value nor to the surrender value. It does not affect investment performance and cannot be used for a loan. The Adjustable Term Insurance Rider provides benefits only at the insured person's death.

See Important Information About the Adjustable Term Insurance Rider, page 21.

Children's Insurance Rider. This rider allows you to add death benefit coverage on your children. You may cover children upon birth or legal adoption without presenting evidence of insurability to us. Each child must be at least 7 days old and no more than age 18. The primary insured person must be no less than age 15 and no more than age 55. Minimum coverage per child is $1,000 and if your policy date is before May 1, 2000, the maximum coverage is $10,000. If your policy date is on or after May 1, 2000, the maximum coverage is $25,000. The monthly charge for this rider is $0.50 per $1,000 of rider coverage amount. See the Optional Rider Fees and Charges table on page 10.

Guaranteed Insurability Rider. This rider allows you to increase your base insurance coverage without providing evidence of insurability. The insured person must be no more than age 39. Increases are limited in amount and timing. The maximum monthly charge for standard coverage under this rider is $0.19 per $1,000 of coverage depending on the insured person's age. The actual rates that apply to you may be lower and will be stated in your policy. You may not have both this rider and the death benefit guarantee. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

Waiver of Cost of Insurance Rider. If the insured person becomes totally disabled while your policy is in force, this rider provides that we waive the periodic fees and charges and rider charges during the disability period. The insured person must be no less than age 5 and no more than age 59. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person. The cost of this rider is included as part of the monthly cost of insurance charge.

If you add this rider to your policy, you may not add the waiver of specified premium rider.

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Waiver of Specified Premium Rider. If the insured person becomes totally disabled while your policy is in force, this rider provides that after a waiting period, we credit a specified premium amount monthly to your policy during the disability period. Subject to our underwriting, you specify this amount on the application for the policy. The insured person must be no less than age 5 and no more than age 59. The minimum coverage under this rider is $25 per month. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

A policy may contain either the waiver of cost of insurance rider or the waiver of specified premium rider, but not both.
Automatic Rider Benefit
The following rider benefit may come with your policy automatically. Exercising this benefit may have tax consequences. See Accelerated Death Benefit Rider, page 56.

Accelerated Death Benefit Rider. Under certain circumstances, the accelerated death benefit rider allows you to accelerate payment of the death benefit that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit will be the lesser of 75% of the amount that would be payable at the death of the insured person or $1 million. The accelerated benefit will first be used to pay off any outstanding loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum. There is no charge for this rider.

Consider the following factors when deciding whether to accelerate the death benefit under this rider:

  Receipt of an accelerated payment under this rider reduces the policy's death benefit, surrender value and rider benefits by the percentage of eligible coverage that is accelerated. For example, if the accelerated payment is 75% of the eligible coverage, the new death benefit will be 25% of the death benefit proceeds just prior to acceleration;

Accelerating the death benefit will not affect the amount of premium payable on the policy;
No loans are permitted after this rider is exercised; and
There may be tax consequences to requesting payment under this rider, and you should consult with a qualified tax adviser for further information.

Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

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Policy Value

In the policy the "policy value" is referred to as the "Account Value"; the "fixed account value" is referred to as the "Account Value of the Guaranteed Interest Account"; the "variable account value" is referred to as the "Account Value of the Investment Options of the Separate Account"; and the "loan account value" is referred to as the "Account Value of the Loan Account."

Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:
The net premium applied to your policy;
The fees and charges that we deduct;
Any partial withdrawals you take;
Interest earned on amounts allocated to the fixed account;
The investment performance of the funds underlying the subaccounts of the variable account; and
Interest earned on amounts held in the loan account.
Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 18.

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying fund. It reflects:
Investment income;
Realized and unrealized gains and losses;
Fund expenses;
Daily mortality and expense risk charges; and
Taxes, if any.

A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.
We redeem accumulation units:
When amounts are transferred from a subaccount (including transfers to the loan account);
For the monthly deduction of the periodic fees and charges from your policy value;
For policy transaction fees;
When you take a partial withdrawal;
If you surrender your policy; and
To pay the death benefit proceeds.

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To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your policy value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.
We generally set the accumulation unit value for a subaccount at $10 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date, multiplied by;
The subaccount's accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:
We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
We subtract a charge for taxes, if applicable;
We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date; and

  We then subtract the mortality and expense risk charge. The daily charge is 0.002466% (0.90% annually) of the accumulation unit value. If the previous day was not a valuation date, this charge is multiplied by the number of days since the last valuation date.

Loan Account Value

When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account and we credit interest to the amount held in the loan account. Your loan account value is equal to your outstanding loan amount plus accrued interest in the loan account. See Loans, page 45.

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Special Features and Benefits
Persistency Refund

Where state law permits, we pay long-term policy owners a persistency refund. Each month your policy remains in force after your tenth policy anniversary, we credit your policy value with a refund of 0.0375% of net policy value. This refund is 0.45% of your net policy value on an annual basis.

We do not guarantee that we will pay a persistency refund on the fixed account. If we do, however, we will pay it even if your policy is in the continuation of coverage period.

We add the persistency refund to the subaccounts and fixed account, but not the loan account, in the same proportion that your policy value in each investment option has to your net policy value as of the monthly processing date.

Loans

You may borrow money from us at any time after the first policy month, by using your policy as collateral for the loan. Unless state law requires otherwise, a new loan amount must be at least $100 and the maximum amount you may borrow is limited to 90% of the surrender value of your policy.

Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 4.00%. Interest which we credit to the loan account becomes part of your loan account value until the next policy anniversary when it is transferred to the investment options according to your most recent allocation instructions.

We also charge interest on loans you take. The annual interest rate charged is 4.00% for preferred loans and 6.00% for non-preferred loans. Interest accrues daily but is due in arrears on each policy anniversary. If you do not pay the interest when it is due, we add it to your loan amount.

Beginning after the earlier of the tenth policy anniversary or the fifth policy anniversary if the insured person is age 60 or older, the first loan taken during a policy year will be considered to be a preferred loan up to 10% of your net policy value. Beginning in the 21st policy year, all loans and loan balances are considered to be preferred loans.

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Loan Repayment. You may repay your loan at any time. We assume that payments you make, other than scheduled premium payments, are loan repayments. You must tell us if you want unscheduled payments to be premium payments.

When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Loan. Using your policy as collateral for a loan will affect your policy in various ways. You should carefully consider the following before taking a loan:
If you do not make loan repayments your policy could lapse if your loan amount plus accrued interest is greater than your policy value, less any surrender charges;

  A loan may cause the termination of the death benefit guarantee because we deduct your loan amount plus accrued loan interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;

Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;
Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
Even if you repay your loan, it will have a permanent effect on your policy value;
If you use the continuation of coverage feature and you have a loan, loan interest continues to accrue and could cause your policy to lapse;
If you do not repay your loan we will deduct any outstanding loan amount plus accrued loan interest from amounts payable under the policy; and
Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 54.
Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions that we or the funds whose shares are involved may impose, including:

If your state requires a refund of premium during the free look period, you may not make transfers until after your free look period ends;
The minimum amount you may transfer is $100;
If the amount remaining in the investment option after a transfer will be less than $100, we will transfer the entire amount; and
We may limit the number of transfers or restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

Transfers from the fixed account to the subaccounts of the variable account may be made only during the first 30 days of each policy year and are limited to the greater of:
25% of your fixed account value at the time of the first such transfer in a policy year;
The sum of the amounts transferred and withdrawn from the fixed account during the prior policy year; or
$100.

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We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime you have at least $10,000 invested in a subaccount which invests in the ING Limited Maturity Bond Portfolio, the ING Liquid Assets Portfolio or the Neuberger Berman AMT Limited Maturity Bond Portfolio (the "source subaccount"), you may elect dollar cost averaging. There is no charge for this feature.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount or percentage of subaccount value from the source subaccount to one or more of the other subaccounts. We do not permit transfers to the fixed account or the loan account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

You may add dollar cost averaging to your policy at any time. The first dollar cost averaging date must be at least one day after we receive your dollar cost averaging request. If your state requires a refund of all premium received during the free look period, dollar cost averaging begins after the end of your free look period.

You may have both dollar cost averaging and automatic rebalancing at the same time. However, your dollar cost averaging source subaccount cannot be included in your automatic rebalancing program.
Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate on:
The date you specify;
The date your balance in the source subaccount reaches a dollar amount you set;

  The date your balance in the source subaccount is equal to or less than the amount to be transferred. In this situation we will transfer the entire balance of the source subaccount to the other subaccounts you have selected; or

Any date when dollar cost averaging transfers are scheduled and the policy is in the grace period.

Automatic Rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. There is no charge for this feature.

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If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing may occur on the same day of the month on a monthly, quarterly, semi-annual or annual basis. If you do not specify a frequency, automatic rebalancing will occur quarterly.

The first transfer occurs on the date you select (after your free look period if your state requires return of premium during the free look period). If you do not request a date, processing is on the last valuation date of the calendar quarter in which we receive your request.

You may have both automatic rebalancing and dollar cost averaging at the same time. However, the source subaccount for your dollar cost averaging program cannot be included in your automatic rebalancing program. You may not include the loan account.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may change your allocation percentages for automatic rebalancing at any time. Your allocation change is effective on the valuation date that we receive it at our customer service center. If you reduce the amount allocated to the fixed account, it is considered a transfer from that account. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the fixed account.

If you have the death benefit guarantee and you ask for an automatic rebalancing allocation which does not meet the death benefit guarantee diversification requirements, we will notify you and ask you for revised instructions. If you have the death benefit guarantee and you terminate automatic rebalancing, you still must meet the diversification requirements for the guarantee period to continue. See No-Lapse and Death Benefit Guarantees, page 37.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if the policy is in the grace period on any date when automatic rebalancing transfers are scheduled.

Limits on Frequent or Disruptive Transfers. The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

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We monitor transfer activity. If an individual's or organization's transfer activity (1) exceeds our then-current monitoring standard for excessive trading, (2) is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading), or (3) is determined, in our sole discretion, to be not in the best interests of other policy owners we will take the following actions to deter such transfer activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of transfer privileges via facsimile, telephone, email and internet, and transfer privileges will be limited to submission by regular U.S. mail for a period of six months. At the end of that period, electronic transfer privileges will be reinstated. If there is another violation after electronic transfer privileges have been reinstated, we will suspend such privileges permanently. We will notify you in wri ting if we take any of these actions.

Additionally, if such transfer activity is initiated by a market-timing organization or an individual or other party authorized to give transfer instructions on behalf of multiple policy owners, we will also take the following actions, without prior notice:

Not accept transfer instructions from an agent acting on behalf of more than one policy owner; and
Not accept preauthorized transfer forms from market timers or other entities acting on behalf of more than one policy owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

In addition, if an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved, even though the transfer activity may not fall within our then current definition of excessive trading, we will take the same actions as are described above to limit frequent transfers.

The company does not allow exceptions to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Conversion to a Guaranteed Policy. During the first two policy years you may permanently convert your policy to a guaranteed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new guaranteed policy, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

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Partial Withdrawals

Beginning in the second policy year (or the first policy year for "in corridor" policies) you may withdraw part of your policy's surrender value. Twelve partial withdrawals are currently allowed each policy year, and a partial withdrawal must be at least $100. The maximum partial withdrawal you may take is the amount which leaves $500 as your surrender value (or for in corridor policies during the first policy year, the amount that would cause your policy to no longer qualify as "in corridor"). If your withdrawal request is for more than the maximum, we will require you to surrender your policy or reduce the amount of the withdrawal.

A policy is "in corridor" if:

  Under death benefit option 1, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than the amount of your base insurance coverage; or

  Under death benefit option 2, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than your base insurance coverage plus your policy value.

We charge a partial withdrawal fee of 2.00% of the amount withdrawn, up to $25 for each partial withdrawal, after the first in a policy year. See Partial Withdrawal Fee, page 26.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your net policy value immediately before the withdrawal. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. However, amounts withdrawn from the fixed account may not exceed the amount of the total withdrawal multiplied by the ratio of your policy value in the fixed account to your net policy value immediately before the partial withdrawal.

Effects of a Partial Withdrawal. We will reduce your policy value by the amount of the partial withdrawal plus the partial withdrawal fee. Your policy value may also be reduced by the amount of a surrender charge if you take a partial withdrawal which decreases your base insurance coverage.

A partial withdrawal may also cause the termination of the death benefit guarantee because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantee.

Under death benefit option 1, a partial withdrawal will reduce the amount of your base insurance coverage by the amount of a partial withdrawal unless:
No more than fifteen years have passed since your policy date;
The insured person is younger than age 81; and
The amount of the partial withdrawal is less than the greater of 10% of your policy value or 5% of the amount of your base insurance coverage.

Any amount withdrawn in excess of the greater of 10% of your policy value or 5% of the amount of your base insurance coverage will reduce the amount of your base insurance coverage by that excess amount.

Under death benefit option 2, a partial withdrawal will not reduce the amount of your base insurance coverage.

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If a partial withdrawal reduces the amount of base insurance coverage, the total amount of insurance coverage will also be reduced for the current year and all future years by an equal amount. Therefore, a partial withdrawal can affect the amount of pure insurance protection under the policy.

We will not allow a partial withdrawal if the amount of base insurance coverage after the withdrawal would be less than $50,000.
A reduction in the amount of base insurance coverage as a result of a partial withdrawal will be pro-rated among the existing coverage segments, unless state law requires otherwise.
A partial withdrawal may have adverse tax consequences depending on the circumstances. See Tax Status of the Policy, page 53.
Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy or it lapses.
Surrender

You may surrender your policy for its surrender value at any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge and any outstanding loan amount and accrued loan interest.

In the policy the "surrender value" is referred to as the "Net Cash Surrender Value."
You may take your surrender value in other than one payment.

We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

If you surrender your policy we may deduct a surrender charge. See Surrender Charge, page 26. Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 54.

Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
The no-lapse guarantee is in effect;
A death benefit guarantee is in effect;
Your net policy value is enough to pay the periodic fees and charges when due; or
During the continuation of coverage period, your policy value exceeds your outstanding loan amount plus accrued loan interest.

Grace Period. If on a monthly processing date you do not meet any of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

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We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges, and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

If you do not pay the full amount within the 61-day grace period, your policy and its riders lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period we pay death benefit proceeds to your beneficiaries with reductions for your outstanding loan amount, accrued loan interest and periodic fees and charges owed.

During the early policy years your net policy value may not be enough to cover the periodic fees and charges due each month, and you may need to pay sufficient premium to keep the no-lapse guarantee or the death benefit guarantee in force. See Premium Payments, page 22.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 54.
Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy and its riders (other than a death benefit guarantee) by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force during the grace period and for at least two months after reinstatement. When we reinstate your policy, we reinstate the surrender charges for the amount and time remaining when your coverage lapsed. If you had a loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing will be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a qualified adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 55.

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TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.
Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the guideline premium test. See Death Benefit Qualification Test, page 35. If your variable life policy does not satisfy this test, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisf y the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 54.

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Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 guideline premium test, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each subaccount must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your poli cy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A qualified tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

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Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a qualified tax adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

  All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;

  Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain, if any, taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and

  A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (a) made on or after the date on which the taxpayer attains age 59 ½; (b) which are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may be subject to this penalty tax.

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Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten, or policy year five if the insured person is age 60 or older, are uncertain and a qualified tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters
Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a qualified tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (loans where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Accelerated Death Benefit Rider

We believe that payments under the Accelerated Death Benefit Rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Accelerated Death Benefit Rider, page 42, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

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Continuation of a Policy

The tax consequences of continuing the policy after the insured person reaches age 100 are unclear. For example, in certain situations it is possible that after the insured person reaches age 100 the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after the insured person reaches age 100.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.

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Policy Availability and Qualified Plans

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3-101 or otherwise.

Policy owners may use the policy in various arrangements, including:
Non-qualified deferred compensation or salary continuance plans;
Split dollar insurance plans;
Executive bonus plans;
Retiree medical benefit plans; and
Other plans.
Life Insurance Owned by Businesses

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

Policy Transfers

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

58 - Future Dimensions

ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
The policy is a contract between you and us and is the combination of:
Your policy;
A copy of your original application and applications for benefit increases or decreases;
Your riders;
Your endorsements;
Your policy schedule pages; and
Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.
Age

We issue your policy at the insured person's age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person can generally be no more than age 75.

We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Future Dimensions - 59

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner.

You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 56.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 56.

Incontestability

After your policy has been in force and the insured person is alive for two years from the policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.
Suicide
If the insured person commits suicide (while sane or insane), within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus
Outstanding loan account value plus accrued loan interest; minus
Partial withdrawals taken.

60 - Future Dimensions

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane), within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and periodic fees and charges which were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler's cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 51. See also Premium Payments Affect Your Coverage, page 23.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.
Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds;
Surrender value;
Partial withdrawals; and
Loan proceeds.
We may delay processing these transactions if:
The New York Stock Exchange is closed for trading;
Trading on the New York Stock Exchange is restricted by the SEC;
There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount's assets; and
A governmental body with jurisdiction over the variable account allows suspension by its order.
SEC rules and regulations generally determine whether or not these conditions exist.

Future Dimensions - 61

We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our customer service center.
We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for changes to your policy or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

If your policy was delivered on or after May 1, 1999, telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. If your policy was delivered before May 1, 1999, you may choose telephone privileges by completing our customer service form and returning it to our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers;
Change premium allocations;
Change your dollar cost averaging and automatic rebalancing programs;
Request partial withdrawals; and
Request a loan.
Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification;
Providing written confirmation of any transactions; and
Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 48.

62 - Future Dimensions

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation
Your policy does not participate in the surplus earnings of Security Life of Denver Insurance Company.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
Articles on variable life insurance and other information published in business or financial publications;
Indices or rankings of investment securities; and
Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends, and, investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $20 and the total proceeds must be at least $2,000.

The following settlement options are available:
Option 1 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

  Option 2 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee;

Option 3 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
Option 4 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid; and
Option 5 - Other options we offer at the time we pay the benefit.

Future Dimensions - 63

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which is backed by our general account and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access the death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. We may also pay your surrender value using this checkbook feature.

Reports

Annual Statement. We will send you an annual statement once each policy year showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, planned premiums and rates of return (within limits) you specify. We may assess a charge not to exceed $25 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 27. Subject to regulatory approval, personalized illustrations may be based upon a weighted average rather than an arithmetic average of fund expenses.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center toll-free at 1-877-253-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

64 - Future Dimensions

Distribution of the Policies

The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993 and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2004, 2003 and 2002, the aggregate amount of underwriting commissions paid to ING America Equities, Inc. was $29,625,725, $26,860,876 and, $31,443,393, respectively.

We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell this policy have entered into selling agreements with us and ING America Equities, Inc. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy.

During the first policy year, we may pay a distribution allowance of up to 90% of premium we receive up to target premium and lower thereafter.
Broker/dealers receive renewal commissions (trails) of up to 0.25% of the average net policy value for policy years 6 through 20.

Generally, the distribution allowances/commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Adjustable Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the right blend of base coverage and Adjustable Term Insurance Rider coverage for you.

In addition to these distribution allowances/commissions, we may also pay other amounts to broker/dealers and/or their agents/registered representatives. These amounts may include:

  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on insurance sales;

Wholesaler fees and marketing allowances based on aggregate commissions paid during the year;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

Sponsor payments or reimbursements for broker/dealers to use in sales contests for their agents/registered representatives. We do not hold contests directly based on sales of this product; and

  Certain overrides, bonuses and other benefits, which may include cash compensation, based on the amount of earned commissions, agent/representative recruiting, and other activities that promote the sale of policies.

We pay dealer concessions, wholesaling fees, bonuses, overrides, other allowances and benefits and the costs of all other incentives or training programs from our resources which include sales charges.

Future Dimensions - 65

The following list shows the top 25 selling firms that, during 2004, received the most, in the aggregate, from us in connection with the sale of all of our variable life insurance policies, ranked by total dollars received:

NFP Securities
ING Financial Partners Inc
M Holdings Securities
Multi Financial Sec Corp
IMS Securities Inc
Linsco Private Ledger
SII Investments Inc
Ogilvie Security Advisors
Newbridge Securities Corp
Securities Service Network
Equitas America LLC
Securities America Inc
Sentra Securities Corp
Royal Alliance Associates
Clark Securities, Inc
Lincoln Fin Advisors Corp
Mutual Service Corp
WS Griffith Securities Inc
Raymond James Financial Svc
N. Western Mutual Invst Svc
RA Bench Securities Inc
Leaders Group Inc
UBS PaineWebber
Financial Network Inv Corp
Capital Analysts Inc

66 - Future Dimensions

Trading - Industry Developments

As with many financial services companies, the company and affiliates of the company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The company is also reviewing its policies and procedures in this area.

Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the policy.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the policy.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

Future Dimensions - 67

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APPENDIX A

Definition of Life Insurance Factors

Guideline Premium Test Factors
Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0-40	2.50	48	1.97	56	1.46	64	1.22	72	1.11
41	2.43	49	1.91	57	1.42	65	1.20	73	1.09
42	2.36	50	1.85	58	1.38	66	1.19	74	1.07
43	2.29	51	1.78	59	1.34	67	1.18	75 - 90	1.05
44	2.22	52	1.71	60	1.30	68	1.17	91	1.04
45	2.15	53	1.64	61	1.28	69	1.16	92	1.03
46	2.09	54	1.57	62	1.26	70	1.15	93	1.02
47	2.03	55	1.50	63	1.24	71	1.13	94	1.01
								95 +	1.00

A-1

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APPENDIX B

The following chart lists the funds, the investment advisers and subadvisers to the funds and summary information regarding the investment objective of each fund. For information about each fund's expenses, see the Fund Expense Table on page 12 of this prospectus. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/Subadviser	Investment Objective
American Funds Insurance Series - Growth Fund - Class 2	Investment Adviser:	Seeks growth of capital.
Capital Research and Management Company
American Funds Insurance Series - Growth-Income Fund - Class 2	Investment Adviser:	Seeks capital growth and income over time.
Capital Research and Management Company
American Funds Insurance Series - International Fund - Class 2	Investment Adviser:	Seeks growth of capital over time.
Capital Research and Management Company
Fidelity® VIP Contrafund® Portfolio (Initial Class)	Investment Adviser:	Seeks long-term capital appreciation.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser:	Seeks reasonable income.
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.
Fidelity® VIP Growth Portfolio (Intial Class)	Investment Adviser:	Seeks to achieve capital appreciation.
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.
Fidelity® VIP High Income Portfolio (Initial Class)	Investment Adviser:	Seeks a high level of current income while also considering growth of capital.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

B-1

Fund Name	Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser:	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity Management & Research Company
Subadviser:
Fidelity Investments Money Management, Inc.
ING AIM Mid Cap Growth Portfolio (Class S)	Investment Adviser:	Seeks capital appreciation.
Directed Services, Inc.
Subadviser:
A I M Capital Management, Inc.
ING Alliance Mid Cap Growth Portfolio (Class I)	Investment Adviser:	Seeks long-term total return.
Directed Services, Inc.
Subadviser:
Alliance Capital Management, L.P.
ING Evergreen Health Sciences Portfolio (Class S)	Investment Adviser:	A non-diversified Portfolio that seeks long-term capital growth.
Directed Services, Inc.
Subadviser:
Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio (Class I)	Investment Adviser:	Seeks long-term capital growth.
Directed Services, Inc.
Subadviser:
Evergreen Investment Management Company, LLC
ING FMRSM Earnings Growth Portfolio (Class I)	Investment Adviser:	Seeks growth of capital over the long term.
Directed Services, Inc.
Subadviser:
Fidelity Management & Research Co.
ING Global Resources Portfolio (Class I)	Investment Adviser:	A non-diversified Portfolio that seeks long-term capital appreciation.
Directed Services, Inc.
Subadviser:
Baring International Investment Limited
ING JPMorgan Small Cap Equity Portfolio (Class I)	Investment Adviser:	Seeks capital growth over the long term.
Directed Services, Inc.
Subadviser:
J.P. Morgan Investment Management Inc.
ING JPMorgan Value Opportunities Portfolio (Class S)	Investment Adviser:	Seeks to provide long-term capital appreciation.
Directed Services, Inc.
Subadviser:
J.P. Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Julius Baer Investment Management, LLC

B-2

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING Legg Mason Value Portfolio (Class I)	Investment Adviser:	A non-diversified portfolio that seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Legg Mason Funds Management, Inc.
ING Limited Maturity Bond Portfolio (Class S)	Investment Adviser:

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

Directed Services, Inc.
Subadviser:
ING Investment Management Co.
ING Liquid Assets Portfolio (Class I)	Investment Adviser:	Seeks high level of current income consistent with the preservation of capital and liquidity.
Directed Services, Inc.
Subadviser:
ING Investment Management Co.
ING Marsico Growth Portfolio (Class I)	Investment Adviser:	Seeks capital appreciation.
Directed Services, Inc.
Subadviser:
Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Marsico Capital Management, LLC
ING Mercury Focus Value Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Mercury Advisors
ING Mercury Large Cap Growth Portfolio (Class S)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Mercury Advisors
ING MFS Mid-Cap Growth Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company
ING MFS Total Return Portfolio (Class I)	Investment Adviser:	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company
ING MFS Utilities Portfolio (Class S)	Investment Adviser:	A non-diversified portfolio that seeks capital growth and current income.
Directed Services, Inc.
Subadviser:
Massachusetts Financial Services Company
ING Oppenheimer Main Street Portfolio® (Class I)	Investment Adviser:	Seeks long-term growth of capital and future income.
Directed Services, Inc.
Subadviser:
OppenheimerFunds, Inc.

B-3

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING Pioneer Fund Portfolio (Class S)	Investment Adviser:	Seeks reasonable income and capital growth.
Directed Services, Inc.
Subadviser:
Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio (Class I)	Investment Adviser:	Seeks capital appreciation.
Directed Services, Inc.
Subadviser:
Pioneer Investment Management, Inc.
ING Salomon Brothers Investors Portfolio (Class I)	Investment Adviser:	Seeks long-term growth of capital.
Directed Services, Inc.
Subadviser:
Salomon Brothers Asset Management Inc.
ING Stock Index Portfolio (Class I)	Investment Adviser:	Seeks total return.
Directed Services, Inc.
Subadviser:
ING Investment Management Co.
ING T. Rowe Price Capital Appreciation Portfolio (Class I)	Investment Adviser:	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
Directed Services, Inc.
Subadviser:
T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio (Class I)	Investment Adviser:	Seeks substantial dividend income as well as long-term growth of capital.
Directed Services, Inc.
Subadviser:
T. Rowe Price Associates, Inc.
ING UBS U.S. Allocation Portfolio (Class S)	Investment Adviser:	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.
Directed Services, Inc.
Subadviser:
UBS Global Asset Management (Americas) Inc.
ING Van Kampen Equity Growth Portfolio (Class I)	Investment Adviser:	Seeks long-term capital appreciation.
Directed Services, Inc.
Subadviser:
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
ING Van Kampen Growth and Income Portfolio (Class S)	Investment Adviser:	Seeks long-term growth of capital and income.
Directed Services, Inc.
Subadviser:
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)
ING American Century Large Company Value Portfolio (Initial Class)	Investment Adviser:	Seeks long-term capital growth; income is a secondary objective.
ING Life Insurance and Annuity Company
Subadviser:
American Century Investment Management, Inc.

B-4

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING American Century Select Portfolio (Initial Class)	Investment Adviser:	Seeks long-term capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
American Century Investment Management, Inc.
ING American Century Small Cap Value Portfolio (Initial Class)	Investment Adviser:	Seeks long-term growth of capital; income is a secondary objective.
ING Life Insurance and Annuity Company
Subadviser:
American Century Investment Management, Inc.
ING Baron Small Cap Growth Portfolio (Initial Class)	Investment Adviser:	Seeks capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
BAMCO, Inc.
ING Fundamental Research Portfolio (Initial Class)	Investment Adviser:	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Life Insurance and Annuity Company
Subadviser:
ING Investment Management Co.
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser:	Seeks growth from capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
J.P. Morgan Investment Management Inc.
ING Oppenheimer Global Portfolio (Initial Class)	Investment Adviser:	Seeks capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
OppenheimerFunds, Inc.
ING Oppenheimer Strategic Income Portfolio (Service Class)	Investment Adviser:	Seeks a high level of current income principally derived from interest on debt securities.
ING Life Insurance and Annuity Company
Subadviser:
OppenheimerFunds, Inc.
ING PIMCO Total Return Portfolio (Initial Class)	Investment Adviser:	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Life Insurance and Annuity Company
Subadviser:
Pacific Investment Management Company LLC
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	Investment Adviser:

Seeks long-term growth of capital. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. May invest in foreign securities (including emerging market securities).

ING Life Insurance and Annuity Company
Subadviser:
Salomon Brothers Asset Management Inc

B-5

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	Investment Adviser:	Seeks long-term capital appreciation.
ING Life Insurance and Annuity Company
Subadviser:
T. Rowe Price Associates, Inc.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Investment Adviser:	Seeks long-term growth of capital and future income.
ING Life Insurance and Annuity Company
Subadviser:
UBS Global Asset Management (Americas) Inc.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser:	Seeks capital growth and income.
NG Life Insurance and Annuity Company
Subadviser:
Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)
ING Van Kampen Equity and Income Portfolio (Initial Class)	Investment Adviser:	Seeks total return, consisting of long-term capital appreciation and current income.
ING Life Insurance and Annuity Company
Subadviser:
Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)
ING VP Intermediate Bond Portfolio (Class I)	Investment Adviser:	Seeks to maximize total return consistent with reasonable risk.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Strategic Allocation Balanced Portfolio (Class I)	Investment Adviser:	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Strategic Allocation Growth Portfolio (Class I)	Investment Adviser:	Seeks to provide capital appreciation.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Strategic Allocation Income Portfolio (Class I)	Investment Adviser:	Seeks to provide total return consistent with preservation of capital.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Index Plus LargeCap Portfolio (Class I)	Investment Adviser:	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Index Plus MidCap Portfolio (Class I)	Investment Adviser:	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING Investments, LLC
Subadviser:
ING Investment Management Co.

B-6

Fund Name	Investment Adviser/Subadviser	Investment Objective
ING VP Index Plus SmallCap Portfolio (Class I)	Investment Adviser:	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP High Yield Bond Portfolio (Class I)	Investment Adviser:	Seeks to provide investors with a high level of current income and total return.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP Real Estate Portfolio (Class S)	Investment Adviser:	Seeks total return.
ING Investments, LLC
Subadviser:
ING Clarion Real Estate Securities L.P.
ING VP SmallCap Opportunities Portfolio (Class I)	Investment Adviser:	Seeks long-term capital appreciation.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
Neuberger Berman AMT Growth Portfolio (Class I)	Investment Adviser:	Seeks growth of capital.
Neuberger Berman Management Inc.
Subadviser:
Neuberger Berman, LLC
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I)	Investment Adviser:	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Management Inc.
Subadviser:
Neuberger Berman, LLC
Neuberger Berman AMT Socially Responsive Portfolio (Class I)	Investment Adviser:	Seeks growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Neuberger Berman Management Inc.
Subadviser:
Neuberger Berman, LLC

B-7

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

  Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

  A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $25 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 27.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:

Customer Service Center
P.O. Box 5065
Minot, ND 58702- 5065
1-877-253-5050

Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-09106 1933 Act file No. 333-119437

FUTURE DIMENSIONS

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account S-L1

Supplement dated April 29, 2005, to the Prospectus dated April 29, 2005

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND CLOSINGS

Before April 29, 2005, the following funds were available through the policy:
AIM V.I. Core Stock Fund (Series I)
AIM V.I. Utilities Fund (Series I)	Janus Aspen International Growth Portfolio
Alger American Growth Portfolio (Class O)	(Institutional Shares)
Alger American Leveraged AllCap Portfolio (Class O)	Pioneer Mid Cap Value VCT Portfolio (Class I)
Alger American MidCap Growth Portfolio (Class O)	Pioneer Small Cap Value VCT Portfolio (Class I)
Fidelity ® VIP Asset Manager SM Portfolio (Initial Class)	Putnam VT Growth and Income Fund (Class IB)
Fidelity ® VIP Overseas Portfolio (Initial Class)	Putnam VT New Opportunities Fund (Class IB)
ING Van Kampen Real Estate Portfolio (Class I)	Putnam VT Small Cap Value Fund (Class IB)
ING VP MagnaCap Portfolio (Class I)	Putnam VT Voyager Fund (Class IB)
ING VP MidCap Opportunities Portfolio (Class I)

Effective April 29, 2005, these funds were closed to new policy owners, and going forward, only existing policy owners with polices dated before that date are allowed to allocate policy values to these funds.

More information about these funds is contained in the tables below.

135849	Page 1 of 5	April 2005

Fund Fees and Charges. [1] The following information shows the investment advisory fees and other expenses charged annually by each of the funds referenced above. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
AIM V.I. Core Stock Fund (Series I) [2,3]	0.75%	--	0.46%	1.21%	0.06%	1.15%
AIM V.I. Utilities Fund (Series I) [2]	0.60%	--	0.41%	1.01%	--	1.01%
Alger American Growth Portfolio (Class O)	0.75%	--	0.10%	0.85%	--	0.85%
Alger American Leveraged AllCap Portfolio (Class O)	0.85%	--	0.12%	0.97%	--	0.97%
Alger American MidCap Growth Portfolio (Class O)	0.80%	--	0.12%	0.92%	--	0.92%
Fidelity® VIP Asset Manager SM Portfolio (Initial Class)	0.53%	--	0.12%	0.65%	--	0.65%
Fidelity® VIP Overseas Portfolio (Initial Class)	0.72%	--	0.19%	0.91%	--	0.91%
ING Van Kampen Real Estate Portfolio (Class I) (4)	0.66%	--	0.01%	0.67%	--	0.67%
ING VP MagnaCap Portfolio (Class I) [5,6]	0.75%	--	0.29%	1.04%	0.14%	0.90%
ING VP MidCap Opportunities Portfolio (Class I) [5,6]	0.75%	--	0.21%	0.96%	0.02%	0.94%

Janus Aspen International Growth Portfolio (Institutional Shares) [7]	0.64%	--	0.04%	0.68%	--	0.68%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Pioneer Small Cap Value VCT Portfolio (Class I) [8]	0.75%	--	0.55%	1.30%	0.05%	1.25%
Putnam VT Growth and Income Fund (Class IB)	0.48%	0.25%	0.06%	0.79%	--	0.79%
Putnam VT New Opportunities Fund (Class IB)	0.60%	0.25%	0.09%	0.94%	--	0.94%
Putnam VT Small Cap Value Fund (Class IB)	0.77%	0.25%	0.10%	1.12%	--	1.12%
Putnam VT Voyager Fund (Class IB)	0.56%	0.25%	0.08%	0.89%	--	0.89%

135849	Page 2 of 5	April 2005

1

We may receive compensation from each of the funds or their affiliates based on an annual percentage of the average net assets held in that fund by the company. The percentage paid may vary from one fund to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the policy. These additional payments are not disclosed in this Fund Expense Table and do not increase, directly or indirectly, the fees and expenses above.

[2]

The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund and to 1.05% of average daily net assets for AIM V.I. High Yield Fund. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

[3]

Effective January 1, 2005 through December 31, 2009, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management-Advisor Compensation" in the Fund's prospectus.)

[4]

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

[5]

The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

[6]

ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

[7]

All of the fees and expense shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the portfolios' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

[8]

The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

135849	Page 3 of 5	April 2005

Fund Investment Advisers and Investment Objectives. The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the funds referenced above. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/Subadviser	Investment Objective
AIM V.I. Core Stock Fund (Series I)	Investment Adviser:	Seeks to provide a high total return through both growth and current income.
A I M Advisors, Inc.
Subadviser:
INVESCO Institutional (N.A.), Inc.
AIM V.I. Utilities Fund (Series I)	Investment Adviser:	Seeks capital growth and current income.
A I M Advisors, Inc.
Alger American Growth Portfolio (Class O)	Investment Adviser:	Seeks long-term capital appreciation.
Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio (Class O)	Investment Adviser:	Seeks long-term capital appreciation.
Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio (Class O)	Investment Adviser:	Seeks long-term capital appreciation.
Fred Alger Management, Inc.
Fidelity® VIP Asset Manager SM Portfolio (Initial Class)	Investment Adviser:	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; Fidelity Investments Money Management, Inc.; FMR Co., Inc.

135849	Page 4 of 5	April 2005

Fund Name	Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Overseas Portfolio (Initial Class)	Investment Adviser:	Seeks long-term growth of capital.
Fidelity Management & Research Company
Subadvisers:
Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.
ING Van Kampen Real Estate Portfolio (Class I)	Investment Adviser:	A non-diversified Portfolio that seeks capital appreciation and secondarily seeks current income.
Directed Services, Inc.
Subadviser:
Van Kampen
ING VP MagnaCap Portfolio (Class I)	Investment Adviser:	Seeks growth of capital, with dividend income as a secondary consideration.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING VP MidCap Opportunities Portfolio (Class I)	Investment Adviser:	Seeks long-term capital appreciation.
ING Investments, LLC
Subadviser:
ING Investment Management Co.
Janus Aspen Series - International Growth Portfolio (Institutional Shares)	Investment Adviser:	Seeks long-term growth of capital.
Janus Capital
Pioneer Mid Cap Value VCT Portfolio (Class I)	Investment Adviser:	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Investment Management, Inc.
Pioneer Small Cap Value VCT Portfolio (Class I)	Investment Adviser:	Seeks capital growth by investing in a diversified portfolio of securities consisting primarily of equity securities of small companies.
Pioneer Investment Management, Inc.
Putnam VT Growth and Income Fund (Class IB)	Investment Adviser:	Seeks capital growth and current income.
Putnam Investment Management, LLC
Putnam VT New Opportunities Fund (Class IB)	Investment Adviser:	Seeks long-term capital appreciation.
Putnam Investment Management, LLC
Putnam VT Small Cap Value Fund (Class IB)	Investment Adviser:	Seeks capital appreciation.
Putnam Investment Management, LLC
Putnam VT Voyager Fund (Class IB)	Investment Adviser:	Seeks capital appreciation.
Putnam Investment Management, LLC
Van Eck Associates Corporation

135849	Page 5 of 5	April 2005

VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS SUPPLEMENT
issued by
SECURITY LIFE OF DENVER INSURANCE COMPANY
and its
SECURITY LIFE SEPARATE ACCOUNT L1 SECURITY LIFE SEPARATE ACCOUNT S-L1

Supplement dated April 29, 2005, to your prospectus dated April 29, 2005. Please read it carefully and keep it with your prospecuts for future reference.

______________________________________________________________________

The "Trading - Industry Developments" section of the prospectus is hereby deleted and replaced with the following:

Trading - Industry Developments

Regulatory Matters

As with many financial services companies, the company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the company with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

135953	Page 1 of 2	April 2005

Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

135953	Page 2 of 2	April 2005

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SECURITY LIFE SEPARATE ACCOUNT S-L1 OF SECURITY LIFE OF DENVER INSURANCE COMPANY
Statement of Additional Information dated April 29, 2005
FUTURE DIMENSIONS Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Future Dimensions prospectus dated April 29, 2005. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Security Life Separate Account S-L1.

A free prospectus is available upon request by contacting the Security Life of Denver Insurance Company's Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, by calling 1-877-253-5050 or by accessing the SEC's web site at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	3
Financial Statements	4
Financial Statements of Security Life Separate Account S- L1	S-1
Statutory-Basis Financial Statements of Security Life of Denver Insurance Company	F-1

GENERAL INFORMATION AND HISTORY

Prior to October 1, 2004, Southland Life Insurance Company ("Southland Life") issued the policy described in the prospectus and was responsible for providing each policy's insurance benefits. On October 1, 2004, Southland Life merged with and into the Security Life of Denver Insurance Company ("Security Life," "we," "us," "our" and the "company") and Security Life assumed responsibility for Southland Life's obligations under the policies. Security Life is a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado and an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our headquarters is at 1290 Broadway, Denver, CO 80203.

Southland Life established Southland Separate Account L1 (the "variable account") on February 25, 1994, under the laws of the State of Texas for the purpose of funding variable life insurance policies. On October 1, 2004, the variable account was transferred to Security Life in conjunction with the merger of Southland Life with and into Security Life and its name was changed to Security Life Separate Account S-L1. The variable account operates pursuant to the laws of the State of Colorado and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available sub-accounts of the variable account. Each sub-account invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See "Fees and Charges" in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the sub-accounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the sub-accounts of the variable account and the funds available for investment through the sub-accounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUB-ACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY'S TAX, SALES, COST OF INSURANCE, MORTALITY AND EXPENSE RISK, POLICY AND ADMINISTRATIVE CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

2

Performance history of the sub-accounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a sub-account commenced operation. We will calculate such performance information based on the assumption that the sub-accounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the sub-accounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

We may compare performance of the sub-accounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the sub-accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each sub-account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the sub-accounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather t han an arithmetic average. A personalized illustration is available upon request by contacting our Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065 or by calling 1-877-253-5050.

EXPERTS

The statements of assets and liabilities of Security Life Separate Account S-L1 as of December 31, 2004 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended and the statutory-basis financial statements of Security Life of Denver Insurance Company as of December 31, 2004 and 2003 and for the years then ended, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

3

FINANCIAL STATEMENTS
The financial statements of the variable account reflect the operations of the variable account as of December 31, 2004, and for the year then ended and are audited.

The statutory-basis financial statements of the company as of December 31, 2004 and 2003 and for the years then ended are audited. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The periods covered are not necessarily indicative of the longer term performance of the company.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

4
Financial Statements
Security Life of Denver Insurance Company
Security Life Separate Account S-L1
(formerly Southland Separate Account L1)
Year ended December 31, 2004
with Report of Independent Registered Public Accounting Firm

S-1

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S-2

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Financial Statements
Year ended December 31, 2004

S-3

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S-4

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Security Life of Denver Insurance Company

We have audited the accompanying statements of assets and liabilities of Security Life Separate Account S-L1 (formerly Southland Separate Account L1) (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
     AIM V.I. Core Stock Fund - Series I
     AIM V.I. Utilities Fund - Series I
The Alger American Fund:
     Alger American Growth Portfolio - Class O Shares
     Alger American Leveraged AllCap Portfolio - Class O
          Shares
     Alger American MidCap Growth Portfolio - Class O
          Shares
     Alger American Small Capitalization Portfolio -
          Class O Shares
American Funds Insurance Series:
     American Funds Growth Fund - Class 2
     American Funds Growth-Income Fund - Class 2
     American Funds International Fund - Class 2
Fidelity® Variable Insurance Products Fund:
     Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
     Fidelity® VIP Asset ManagerSM Portfolio - Service
          Class
     Fidelity® VIP Contrafund® Portfolio - Initial Class
     Fidelity® VIP Contrafund® Portfolio - Service Class
     Fidelity® VIP Equity-Income Portfolio - Initial Class
     Fidelity® VIP Equity-Income Portfolio - Service Class
     Fidelity® VIP Growth Portfolio - Initial Class
     Fidelity® VIP Growth Portfolio - Service Class
     Fidelity® VIP High Income Portfolio - Initial Class
     Fidelity® VIP High Income Portfolio - Service Class
     Fidelity® VIP Index 500 Portfolio - Initial Class
     Fidelity® VIP Investment Grade Bond Portfolio -
          Initial Class
     Fidelity® VIP Money Market Portfolio - Initial Class
     Fidelity® VIP Overseas Portfolio - Initial Class

Fidelity® Variable Insurance Products Fund (continued):
     Fidelity® VIP Overseas Portfolio - Service Class
ING Income Shares:
     ING VP Intermediate Bond Portfolio - Class I Shares
ING Investors Trust:
     ING Hard Assets Portfolio - Class I
     ING JPMorgan Small Cap Equity Portfolio - Class I
     ING Legg Mason Value Portfolio - Class I
     ING Limited Maturity Bond Portfolio - Class S
     ING Liquid Assets Portfolio - Class I
     ING Liquid Assets Portfolio - Class S
     ING Marsico Growth Portfolio - Class I
     ING MFS Mid Cap Growth Portfolio - Class I
     ING MFS Total Return Portfolio - Class I
     ING Oppenheimer Main Street Portfolio - Class I
     ING Salomon Brothers Investors Portfolio - Class I
     ING Stock Index Portfolio - Class I
     ING T. Rowe Price Capital Appreciation Portfolio -
          Class I
     ING T. Rowe Price Equity Income Portfolio - Class I
     ING Van Kampen Equity Growth Portfolio - Class I
     ING Van Kampen Real Estate Portfolio - Class I
ING Partners, Inc.:
     ING JP Morgan Mid Cap Value Portfolio - Initial Class
     ING PIMCO Total Return Portfolio - Initial Class
     ING Salomon Brothers Aggressive Growth Portfolio -
          Initial Class
     ING Van Kampen Comstock Portfolio - Initial Class
     ING Van Kampen Equity and Income Portfolio -
          Initial Class
ING Strategic Allocation Portfolio:
     ING VP Strategic Allocation Growth Portfolio

S-5

ING Variable Portfolios, Inc.:
     ING VP Index Plus LargeCap Portfolio - Class I
     ING VP Index Plus MidCap Portfolio - Class I
     ING VP Index Plus SmallCap Portfolio - Class I
ING Variable Products Trust:
     ING VP Growth Opportunities Portfolio - Class I
     ING VP Index Plus MagnaCap Portfolio - Class I
     ING VP Index Plus MidCap Opportunities Portfolio -
          Class I
     ING VP Index Plus SmallCap Opportunities Portfolio
          - Class I
Janus Aspen Series:
     Janus Aspen Balanced Portfolio - Institutional Shares
     Janus Aspen Balanced Portfolio - Service Shares
     Janus Aspen Growth Portfolio - Institutional Shares
     Janus Aspen Growth Portfolio - Service Shares
     Janus Aspen International Growth Portfolio -
          Institutional Shares
     Janus Aspen International Growth Portfolio - Service
          Shares

Janus Aspen Series (continued):
     Janus Aspen Mid Cap Growth Portfolio - Institutional
          Shares
     Janus Aspen Mid Cap Growth Portfolio - Service
          Shares
     Janus Aspen Worldwide Growth Portfolio -
          Institutional Shares
     Janus Aspen Worldwide Growth Portfolio - Service
          Shares
Pioneer Variable Contracts Trust:
     Pioneer Mid Cap Value VCT Portfolio - Class I
     Pioneer Small Cap Value VCT Portfolio - Class I
Putnam Variable Trust:
     Putnam VT Growth and Income Fund - Class IB
          Shares
     Putnam VT New Opportunities Fund - Class IB Shares
     Putnam VT Small Cap Value Fund - Class IB Shares
     Putnam VT Voyager Fund - Class IB Shares

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising Security Life Separate Account S-L1 (formerly Southland Separate Account L1) at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
March 15, 2005

S-6

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

				Alger	Alger
	AIM V.I.	AIM V.I.	Alger	American	American
	Core Stock	Utilities	American	Leveraged	MidCap
	Fund	Fund	Growth	AllCap	Growth

Assets
Investments in mutual funds
at fair value	$ 1,654	$ 1,436	$ 5,417	$ 4,102	$ 5,443
Total assets	1,654	1,436	5,417	4,102	5,443
Net assets	$ 1,654	$ 1,436	$ 5,417	$ 4,102	$ 5,443

Number of units outstanding:
Class A	33,146.250	41,002.375	90,038.771	64,292.821	69,330.180
Class B	85,471.130	73,932.197	270,914.499	183,857.878	196,316.144

Value per unit:
Class A	$ 10.15	$ 8.15	$ 8.56	$ 9.10	$ 14.77
Class B	$ 15.41	$ 14.90	$ 17.15	$ 19.13	$ 22.51

Total number of mutual fund
shares	89,333	91,977	154,240	134,987	261,687

Cost of mutual fund shares	$ 1,651	$ 1,244	$ 5,916	$ 4,312	$ 4,268

The accompanying notes are an integral part of these financial statements.

S-7

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

		American		Fidelity® VIP	Fidelity® VIP
	American	Funds	American	Asset	Asset
	Funds	Growth -	Funds	ManagerSM-	ManagerSM-
	Growth	Income	International	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 986	$ 649	$ 583	$ 850	$ 194
Total assets	986	649	583	850	194
Net assets	$ 986	$ 649	$ 583	$ 850	$ 194

Number of units outstanding:
Class A	21,151.092	23,289.935	9,142.418	-	15,307.072
Class B	47,291.063	22,371.027	26,309.692	53,726.022	2,146.787

Value per unit:
Class A	$ 14.56	$ 14.32	$ 16.62	$ -	$ 11.21
Class B	$ 14.34	$ 14.11	$ 16.37	$ 15.83	$ 10.46

Total number of mutual fund
shares	19,298	17,717	36,899	57,272	13,156

Cost of mutual fund shares	$ 883	$ 590	$ 518	$ 829	$ 178

The accompanying notes are an integral part of these financial statements.

S-8

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Contrafund®	Equity-	Equity-	Fidelity® VIP
	Contrafund®	- Service	Income -	Income -	Growth -
	- Initial Class	Class	Initial Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 7,608	$ 1,229	$ 3,891	$ 931	$ 3,831
Total assets	7,608	1,229	3,891	931	3,831
Net assets	$ 7,608	$ 1,229	$ 3,891	$ 931	$ 3,831

Number of units outstanding:
Class A	-	81,824.515	-	62,176.094	-
Class B	341,914.770	15,803.122	208,411.926	19,207.817	242,745.517

Value per unit:
Class A	$ -	$ 12.83	$ -	$ 11.57	$ -
Class B	$ 22.25	$ 11.33	$ 18.67	$ 11.02	$ 15.78

Total number of mutual fund
shares	285,785	46,320	153,372	36,829	119,666

Cost of mutual fund shares	$ 6,703	$ 967	$ 3,430	$ 775	$ 4,479

The accompanying notes are an integral part of these financial statements.

S-9

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth -	High Income -	High Income -	Investment	Overseas -
	Service Class	Initial Class	Service Class	Grade Bond	Initial Class

Assets
Investments in mutual funds
at fair value	$ 605	$ 1,354	$ 249	$ 2,862	$ 935
Total assets	605	1,354	249	2,862	935
Net assets	$ 605	$ 1,354	$ 249	$ 2,862	$ 935

Number of units outstanding:
Class A	63,317.877	-	18,431.713	55,038.043	-
Class B	11,588.490	118,834.030	2,605.108	131,633.815	64,730.905

Value per unit:
Class A	$ 8.17	$ -	$ 11.78	$ 12.84	$ -
Class B	$ 7.60	$ 11.39	$ 12.24	$ 16.37	$ 14.44

Total number of mutual fund
shares	18,989	193,360	35,726	215,965	53,351

Cost of mutual fund shares	$ 537	$ 1,228	$ 220	$ 2,824	$ 760

The accompanying notes are an integral part of these financial statements.

S-10

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

				ING
	Fidelity® VIP	ING VP		JP Morgan	ING Legg
	Overseas -	Intermediate	ING Hard	Small Cap	Mason
	Service Class	Bond	Assets	Equity	Value

Assets
Investments in mutual funds
at fair value	$ 396	$ 313	$ 210	$ 2,734	$ 13
Total assets	396	313	210	2,734	13
Net assets	$ 396	$ 313	$ 210	$ 2,734	$ 13

Number of units outstanding:
Class A	23,384.059	9,225.285	11,077.346	34,196.733	94.928
Class B	16,846.136	17,099.247	1,606.249	193,219.487	1,083.555

Value per unit:
Class A	$ 9.87	$ 12.09	$ 16.56	$ 12.09	$ 11.42
Class B	$ 9.83	$ 11.79	$ 16.31	$ 12.01	$ 11.35

Total number of mutual fund
shares	22,729	23,831	13,319	204,183	1,334

Cost of mutual fund shares	$ 310	$ 329	$ 194	$ 2,376	$ 12

The accompanying notes are an integral part of these financial statements.

S-11

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	ING Limited	ING Liquid	ING Liquid		ING MFS
	Maturity	Assets -	Assets -	ING Marsico	Mid Cap
	Bond	Class I	Class S	Growth	Growth

Assets
Investments in mutual funds
at fair value	$ 327	$ 1,763	$ 1,306	$ 103	$ 670
Total assets	327	1,763	1,306	103	670
Net assets	$ 327	$ 1,763	$ 1,306	$ 103	$ 670

Number of units outstanding:
Class A	7,988.709	-	70,145.058	1,346.311	34,375.463
Class B	20,374.237	175,805.887	47,651.764	5,871.045	49,430.402

Value per unit:
Class A	$ 13.26	$ -	$ 11.60	$ 14.50	$ 10.74
Class B	$ 10.86	$ 10.03	$ 10.33	$ 14.28	$ 6.09

Total number of mutual fund
shares	29,477	1,763,333	1,305,926	7,094	57,382

Cost of mutual fund shares	$ 343	$ 1,763	$ 1,306	$ 89	$ 524

The accompanying notes are an integral part of these financial statements.

S-12

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

					ING T. Rowe
	ING MFS	ING	ING Salomon		Price
	Total	Oppenheimer	Brothers	ING Stock	Capital
	Return	Main Street	Investors	Index	Appreciation

Assets
Investments in mutual funds
at fair value	$ 1,049	$ 136	$ 50	$ 12,416	$ 3,181
Total assets	1,049	136	50	12,416	3,181
Net assets	$ 1,049	$ 136	$ 50	$ 12,416	$ 3,181

Number of units outstanding:
Class A	34,479.417	11,552.580	868.825	326,729.598	80,762.090
Class B	44,608.227	3,560.573	2,613.864	801,270.965	125,981.301

Value per unit:
Class A	$ 14.41	$ 9.30	$ 14.43	$ 11.05	$ 15.71
Class B	$ 12.38	$ 7.96	$ 14.21	$ 10.99	$ 15.18

Total number of mutual fund
shares	55,773	8,155	4,320	1,139,113	129,738

Cost of mutual fund shares	$ 903	$ 117	$ 45	$ 11,692	$ 2,629

The accompanying notes are an integral part of these financial statements.

S-13

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	ING T. Rowe	ING Van		ING JP
	Price	Kampen	ING Van	Morgan
	Equity	Equity	Kampen	Mid Cap	ING PIMCO
	Income	Growth	Real Estate	Value	Total Return

Assets
Investments in mutual funds
at fair value	$ 193	$ 5,507	$ 548	$ 108	$ 171
Total assets	193	5,507	548	108	171
Net assets	$ 193	$ 5,507	$ 548	$ 108	$ 171

Number of units outstanding:
Class A	4,280.607	61,870.195	4,755.919	2,532.419	3,757.586
Class B	9,017.590	453,881.164	26,191.196	4,487.007	12,360.222

Value per unit:
Class A	$ 14.69	$ 10.73	$ 17.93	$ 15.47	$ 10.73
Class B	$ 14.47	$ 10.67	$ 17.66	$ 15.23	$ 10.57

Total number of mutual fund
shares	14,053	533,603	19,791	7,718	15,542

Cost of mutual fund shares	$ 174	$ 5,246	$ 454	$ 98	$ 169

The accompanying notes are an integral part of these financial statements.

S-14

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	ING Salomon		ING Van	ING VP
	Brothers	ING Van	Kampen	Strategic	ING VP
	Aggressive	Kampen	Equity and	Allocation	Index Plus
	Growth	Comstock	Income	Growth	LargeCap

Assets
Investments in mutual funds
at fair value	$ 43	$ 313	$ 77	$ 3	$ 372
Total assets	43	313	77	3	372
Net assets	$ 43	$ 313	$ 77	$ 3	$ 372

Number of units outstanding:
Class A	389.112	9,103.173	2,018.252	-	15,598.651
Class B	2,716.174	15,844.785	5,052.923	307.352	18,179.565

Value per unit:
Class A	$ 14.08	$ 12.76	$ 11.06	$ -	$ 11.15
Class B	$ 13.87	$ 12.45	$ 10.79	$ 10.97	$ 10.87

Total number of mutual fund
shares	1,080	25,420	2,297	228	25,070

Cost of mutual fund shares	$ 37	$ 264	$ 67	$ 3	$ 343

The accompanying notes are an integral part of these financial statements.

S-15

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

				ING VP	ING VP
	ING VP	ING VP	ING VP	Index Plus	Index Plus
	Index Plus	Index Plus	Index Plus	MidCap	SmallCap
	MidCap	SmallCap	MagnaCap	Opportunities	Opportunities

Assets
Investments in mutual funds
at fair value	$ 675	$ 406	$ 120	$ 242	$ 351
Total assets	675	406	120	242	351
Net assets	$ 675	$ 406	$ 120	$ 242	$ 351

Number of units outstanding:
Class A	16,884.598	12,553.916	6,286.777	18,772.576	29,386.394
Class B	36,599.766	17,556.208	4,984.009	4,665.206	12,871.397

Value per unit:
Class A	$ 12.83	$ 13.67	$ 10.81	$ 10.38	$ 8.39
Class B	$ 12.52	$ 13.34	$ 10.46	$ 10.03	$ 8.11

Total number of mutual fund
shares	37,162	24,760	12,655	35,226	21,583

Cost of mutual fund shares	$ 550	$ 305	$ 100	$ 211	$ 292

The accompanying notes are an integral part of these financial statements.

S-16

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

			Janus Aspen	Janus Aspen	Janus Aspen
	Janus Aspen	Janus Aspen	International	International	Mid Cap
	Balanced	Balanced	Growth	Growth	Growth
	- Institutional	- Service	- Institutional	- Service	- Institutional

Assets
Investments in mutual funds
at fair value	$ 6,001	$ 1,409	$ 1,908	$ 298	$ 5,488
Total assets	6,001	1,409	1,908	298	5,488
Net assets	$ 6,001	$ 1,409	$ 1,908	$ 298	$ 5,488

Number of units outstanding:
Class A	-	96,665.116	-	36,299.290	-
Class B	279,763.898	31,169.500	98,645.827	1,225.867	369,085.003

Value per unit:
Class A	$ -	$ 11.18	$ -	$ 7.91	$ -
Class B	$ 21.45	$ 10.54	$ 19.34	$ 8.76	$ 14.87

Total number of mutual fund
shares	246,041	55,834	70,192	11,057	212,395

Cost of mutual fund shares	$ 5,710	$ 1,283	$ 1,888	$ 244	$ 6,114

The accompanying notes are an integral part of these financial statements.

S-17

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	Janus Aspen	Janus Aspen	Janus Aspen
	MidCap	Worldwide	Worldwide	Pioneer	Pioneer
	Growth	Growth	Growth	Mid Cap	Small Cap
	- Service	- Institutional	- Service	Value VCT	Value VCT

Assets
Investments in mutual funds
at fair value	$ 367	$ 4,255	$ 685	$ 514	$ 472
Total assets	367	4,255	685	514	472
Net assets	$ 367	$ 4,255	$ 685	$ 514	$ 472

Number of units outstanding:
Class A	64,756.163	-	97,926.517	12,739.430	9,965.365
Class B	7,838.581	266,623.333	7,185.163	23,918.768	27,114.708

Value per unit:
Class A	$ 4.84	$ -	$ 6.47	$ 14.26	$ 12.96
Class B	$ 6.80	$ 15.96	$ 7.17	$ 13.91	$ 12.64

Total number of mutual fund
shares	14,461	158,899	25,736	20,850	31,417

Cost of mutual fund shares	$ 268	$ 5,445	$ 610	$ 416	$ 359

The accompanying notes are an integral part of these financial statements.

S-18

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	Putnam VT	Putnam VT	Putnam VT
	Growth and	New	Small Cap	Putnam VT
	Income	Opportunities	Value	Voyager

Assets
Investments in mutual funds
at fair value	$ 637	$ 130	$ 1,805	$ 320
Total assets	637	130	1,805	320
Net assets	$ 637	$ 130	$ 1,805	$ 320

Number of units outstanding:
Class A	25,700.631	9,600.502	37,284.590	30,021.000
Class B	31,484.077	3,835.939	65,164.593	4,895.335

Value per unit:
Class A	$ 11.34	$ 9.76	$ 18.00	$ 9.22
Class B	$ 10.96	$ 9.43	$ 17.40	$ 8.92

Total number of mutual fund
shares	25,020	7,731	79,201	11,782

Cost of mutual fund shares	$ 535	$ 100	$ 1,264	$ 290

The accompanying notes are an integral part of these financial statements.

S-19

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

				Alger	Alger
	AIM V.I.	AIM V.I.	Alger	American	American
	Core Stock	Utilities	American	Leveraged	MidCap
	Fund	Fund	Growth	AllCap	Growth

Net investment income (loss)
Dividends from mutual funds	$ 14	$ 29	$ -	$ -	$ -
Mortality, expense risk and other charges	12	8	41	30	35
Net investment income (loss)	2	21	(41)	(30)	(35)

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	(47)	(80)	(633)	(573)	3
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
andcapitalgainsdistributions	(47)	(80)	(633)	(573)	3
Net unrealized gain (loss) on investments	97	328	905	888	619
Net realized and unrealized gain (loss)
oninvestments	50	248	272	315	622
Net increase (decrease) in net assets
resulting from operations	$ 52	$ 269	$ 231	$ 285	$ 587

The accompanying notes are an integral part of these financial statements.

S-20

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Alger		American		Fidelity® VIP
	American	American	Funds	American	Asset
	Small	Funds	Growth -	Funds	ManagerSM-
	Capitalization	Growth	Income	International	Initial Class

Net investment income (loss)
Dividends from mutual funds	$ -	$ 1	$ 5	$ 6	$ 21
Mortality, expense risk and other charges	9	4	2	2	7
Net investment income (loss)	(9)	(3)	3	4	14

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	(105)	2	2	3	(12)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
andcapitalgainsdistributions	(105)	2	2	3	(12)
Net unrealized gain (loss) on investments	272	87	43	57	34
Net realized and unrealized gain (loss)
oninvestments	167	89	45	60	22
Net increase (decrease) in net assets
resulting from operations	$ 158	$ 86	$ 48	$ 64	$ 36

The accompanying notes are an integral part of these financial statements.

S-21

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Fidelity® VIP			Fidelity® VIP	Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Equity-	Equity-
	ManagerSM-	Contrafund® -	Contrafund® -	Income -	Income -
	Service Class	Initial Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Dividends from mutual funds	$ 4	$ 24	$ 3	$ 53	$ 10
Mortality, expense risk and other charges	-	63	1	32	1
Net investment income (loss)	4	(39)	2	21	9

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	-	(27)	18	(54)	3
Capital gains distributions	-	-	-	13	2
Total realized gain (loss) on investments
andcapitalgainsdistributions	-	(27)	18	(41)	5
Net unrealized gain (loss) on investments	5	1,033	136	397	76
Net realized and unrealized gain (loss)
oninvestments	5	1,006	154	356	81
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 967	$ 156	$ 377	$ 90

The accompanying notes are an integral part of these financial statements.

S-22

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth -	Growth -	High Income -	High Income -	Fidelity® VIP
	Initial Class	Service Class	Initial Class	Service Class	Index 500

Net investment income (loss)
Dividends from mutual funds	$ 10	$ 1	$ 96	$ 17	$ 149
Mortality, expense risk and other charges	33	1	11	-	36
Net investment income (loss)	(23)	-	85	17	113

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	(215)	(2)	(131)	3	(351)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
andcapitalgainsdistributions	(215)	(2)	(131)	3	(351)
Net unrealized gain (loss) on investments	331	20	151	2	501
Net realized and unrealized gain (loss)
oninvestments	116	18	20	5	150
Net increase (decrease) in net assets
resulting from operations	$ 93	$ 18	$ 105	$ 22	$ 263

The accompanying notes are an integral part of these financial statements.

S-23

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	ING VP
	Investment	Money	Overseas -	Overseas -	Intermediate
	Grade Bond	Market	Initial Class	Service Class	Bond

Net investment income (loss)
Dividends from mutual funds	$ 118	$ 12	$ 8	$ 3	$ 21
Mortality, expense risk and other charges	19	11	7	1	1
Net investment income (loss)	99	1	1	2	20

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	10	-	(40)	5	1
Capital gains distributions	84	-	-	-	10
Total realized gain (loss) on investments
andcapitalgainsdistributions	94	-	(40)	5	11
Net unrealized gain (loss) on investments	(87)	1	141	40	(20)
Net realized and unrealized gain (loss)
oninvestments	7	1	101	45	(9)
Net increase (decrease) in net assets
resulting from operations	$ 106	$ 2	$ 102	$ 47	$ 11

The accompanying notes are an integral part of these financial statements.

S-24

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING	ING Legg
		JP Morgan	Mason	ING Limited	ING Liquid
	ING Hard	Small Cap	Value	Maturity	Assets -
	Assets	Equity	Portfolio	Bond	Class I

Net investment income (loss)
Dividends from mutual funds	$ 2	$ -	$ -	$ 16	$ 16
Mortality, expense risk and other charges	-	9	-	2	10
Net investment income (loss)	2	(9)	-	14	6

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	(6)	5	-	1	-
Capital gains distributions	-	3	-	3	-
Total realized gain (loss) on investments
andcapitalgainsdistributions	(6)	8	-	4	-
Net unrealized gain (loss) on investments	10	358	1	(17)	-
Net realized and unrealized gain (loss)
oninvestments	4	366	1	(13)	-
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 357	$ 1	$ 1	$ 6

The accompanying notes are an integral part of these financial statements.

S-25

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING Liquid		ING MFS	ING MFS	ING
	Assets -	ING Marsico	Mid Cap	Total	Oppenheimer
	Class S	Growth	Growth	Return	Main Street

Net investment income (loss)
Dividends from mutual funds	$ 14	$ -	$ -	$ 21	$ 1
Mortality, expense risk and other charges	5	1	2	4	-
Net investment income (loss)	9	(1)	(2)	17	1

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	-	2	(15)	12	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
andcapitalgainsdistributions	-	2	(15)	12	-
Net unrealized gain (loss) on investments	-	10	100	75	14
Net realized and unrealized gain (loss)
oninvestments	-	12	85	87	14
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 11	$ 83	$ 104	$ 15

The accompanying notes are an integral part of these financial statements.

S-26

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING Van
	ING Salomon		Price	Price	Kampen
	Brothers	ING Stock	Capital	Equity	Equity
	Investors	Index	Appreciation	Income	Growth

Net investment income (loss)
Dividends from mutual funds	$ -	$ 133	$ 36	$ 2	$ 1
Mortality, expense risk and other charges	-	38	11	1	21
Net investment income (loss)	-	95	25	1	(20)

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	-	(9)	38	1	(10)
Capital gains distributions	-	35	20	1	25
Total realized gain (loss) on investments
andcapitalgainsdistributions	-	26	58	2	15
Net unrealized gain (loss) on investments	4	724	294	14	261
Net realized and unrealized gain (loss)
oninvestments	4	750	352	16	276
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 845	$ 377	$ 17	$ 256

The accompanying notes are an integral part of these financial statements.

S-27

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING JP		ING Salomon
	ING Van	Morgan		Brothers	ING Van
	Kampen	Mid Cap	ING PIMCO	Aggressive	Kampen
	Real Estate	Value	Total Return	Growth	Comstock

Net investment income (loss)
Dividends from mutual funds	$ 9	$ -	$ -	$ -	$ -
Mortality, expense risk and other charges	2	-	1	-	1
Net investment income (loss)	7	-	(1)	-	(1)

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	33	1	-	-	2
Capital gains distributions	5	3	1	-	1
Total realized gain (loss) on investments
andcapitalgainsdistributions	38	4	1	-	3
Net unrealized gain (loss) on investments	87	8	3	3	34
Net realized and unrealized gain (loss)
oninvestments	125	12	4	3	37
Net increase (decrease) in net assets
resulting from operations	$ 132	$ 12	$ 3	$ 3	$ 36

The accompanying notes are an integral part of these financial statements.

S-28

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING Van	ING VP
	Kampen	Strategic	ING VP	ING VP	ING VP
	Equity and	Allocation	Index Plus	Index Plus	Index Plus
	Income	Growth	LargeCap	MidCap	SmallCap

Net investment income (loss)
Dividends from mutual funds	$ -	$ -	$ 3	$ 2	$ -
Mortality, expense risk and other charges	-	-	1	3	2
Net investment income (loss)	-	-	2	(1)	(2)

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	1	-	17	10	9
Capital gains distributions	-	-	-	-	2
Total realized gain (loss) on investments
andcapitalgainsdistributions	1	-	17	10	11
Net unrealized gain (loss) on investments	7	-	10	68	56
Net realized and unrealized gain (loss)
oninvestments	8	-	27	78	67
Net increase (decrease) in net assets
resulting from operations	$ 8	$ -	$ 29	$ 77	$ 65

The accompanying notes are an integral part of these financial statements.

S-29

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			ING VP	ING VP
	ING VP	ING VP	Index Plus	Index Plus	Janus Aspen
	Growth	Index Plus	MidCap	SmallCap	Balanced
	Opportunities	MagnaCap	Opportunities	Opportunities	- Institutional

Net investment income (loss)
Dividends from mutual funds	$ -	$ 2	$ -	$ -	$ 134
Mortality, expense risk and other charges	-	-	-	1	56
Net investment income (loss)	-	2	-	(1)	78

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	11	-	11	22	(173)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
andcapitalgainsdistributions	11	-	11	22	(173)
Net unrealized gain (loss) on investments	(9)	7	9	11	545
Net realized and unrealized gain (loss)
oninvestments	2	7	20	33	372
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 9	$ 20	$ 32	$ 450

The accompanying notes are an integral part of these financial statements.

S-30

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

				Janus Aspen	Janus Aspen
	Janus Aspen	Janus Aspen	Janus Aspen	International	International
	Balanced	Growth	Growth	Growth	Growth
	- Service	- Institutional	- Service	- Institutional	- Service

Net investment income (loss)
Dividends from mutual funds	$ 30	$ -	$ -	$ 16	$ 2
Mortality, expense risk and other charges	3	20	1	16	-
Net investment income (loss)	27	(20)	(1)	-	2

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	4	(1,560)	66	(283)	7
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
andcapitalgainsdistributions	4	(1,560)	66	(283)	7
Net unrealized gain (loss) on investments	73	1,623	(56)	582	28
Net realized and unrealized gain (loss)
oninvestments	77	63	10	299	35
Net increase (decrease) in net assets
resulting from operations	$ 104	$ 43	$ 9	$ 299	$ 37

The accompanying notes are an integral part of these financial statements.

S-31

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap	Mid Cap	Worldwide	Worldwide	Pioneer
	Growth	Growth	Growth	Growth	Mid Cap
	- Institutional	- Service	- Institutional	- Service	Value VCT

Net investment income (loss)
Dividends from mutual funds	$ -	$ -	$ 42	$ 6	$ 1
Mortality, expense risk and other charges	45	-	38	-	2
Net investment income (loss)	(45)	-	4	6	(1)

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	(715)	4	(154)	(5)	20
Capital gains distributions	-	-	-	-	3
Total realized gain (loss) on investments
andcapitalgainsdistributions	(715)	4	(154)	(5)	23
Net unrealized gain (loss) on investments	1,676	60	306	30	53
Net realized and unrealized gain (loss)
oninvestments	961	64	152	25	76
Net increase (decrease) in net assets
resulting from operations	$ 916	$ 64	$ 156	$ 31	$ 75

The accompanying notes are an integral part of these financial statements.

S-32

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Pioneer	Putnam VT	Putnam VT	Putnam VT
	Small Cap	Growth and	New	Small Cap	Putnam VT
	Value VCT	Income	Opportunities	Value	Voyager

Net investment income (loss)
Dividends from mutual funds	$ -	$ 7	$ -	$ 5	$ 1
Mortality, expense risk and other charges	2	2	-	8	-
Net investment income (loss)	(2)	5	-	(3)	1

Realized and unrealized gain (loss)
oninvestments
Net realized gain (loss) on investments	8	1	3	76	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
andcapitalgainsdistributions	8	1	3	76	(4)
Net unrealized gain (loss) on investments	60	51	9	271	17
Net realized and unrealized gain (loss)
oninvestments	68	52	12	347	13
Net increase (decrease) in net assets
resulting from operations	$ 66	$ 57	$ 12	$ 344	$ 14

The accompanying notes are an integral part of these financial statements.

S-33

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Alger
	AIM V.I.	AIM V.I.	Alger	American
	Core Stock	Utilities	American	Leveraged
	Fund	Fund	Growth	AllCap
Net assets at January 1, 2003	$ 1,358	$ 939	$ 3,537	$ 2,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	3	(39)	(28)
Net realized gain (loss) on investments	(34)	(175)	(377)	(248)
Net unrealized appreciation (depreciation) of investments	330	323	1,701	1,157
Net increase (decrease) in net assets from operations	300	151	1,285	881
Changes from principal transactions:
Net premiums	335	272	1,146	929
Cost of insurance and administrative charges	(169)	(129)	(667)	(453)
Benefit payments	-	(2)	(77)	(11)
Surrenders	(47)	(32)	(225)	(157)
Net transfers among Divisions (including the GID)	(75)	(60)	355	32
Other	-	-	-	1
Increase (decrease) in net assets derived from principal
transactions	44	49	532	341
Total increase (decrease)	344	200	1,817	1,222
Net assets at December 31, 2003	1,702	1,139	5,354	3,824

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	21	(41)	(30)
Net realized gain (loss) on investments	(47)	(80)	(633)	(573)
Net unrealized appreciation (depreciation) of investments	97	328	905	888
Net increase (decrease) in net assets from operations	52	269	231	285
Changes from principal transactions:
Net premiums	266	268	992	765
Cost of insurance and administrative charges	(157)	(132)	(589)	(415)
Benefit payments	-	-	-	-
Surrenders	(40)	(46)	(340)	(203)
Net transfers among Divisions (including the GID)	(168)	(62)	(231)	(153)
Other	(1)	-	-	(1)
Increase (decrease) in net assets derived from principal
transactions	(100)	28	(168)	(7)
Total increase (decrease)	(48)	297	63	278
Net assets at December 31, 2004	$ 1,654	$ 1,436	$ 5,417	$ 4,102
The accompanying notes are an integral part of these financial statements.

S-34

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Alger	Alger		American
	American	American	American	Funds
	MidCap	Small	Funds	Growth-
	Growth	Capitalization	Growth	Income
Net assets at January 1, 2003	$ 2,940	$ 1,384	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(15)	-	1
Net realized gain (loss) on investments	(397)	(500)	-	-
Net unrealized appreciation (depreciation) of investments	1,782	1,113	16	16
Net increase (decrease) in net assets from operations	1,353	598	16	17
Changes from principal transactions:
Net premiums	870	536	14	12
Cost of insurance and administrative charges	(466)	(248)	(5)	(3)
Benefit payments	(1)	(3)	-	-
Surrenders	(278)	(85)	-	-
Net transfers among Divisions (including the GID)	49	(4)	223	122
Other	5	-	-	-
Increase (decrease) in net assets derived from principal
transactions	179	196	232	131
Total increase (decrease)	1,532	794	248	148
Net assets at December 31, 2003	4,472	2,178	248	148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	(9)	(3)	3
Net realized gain (loss) on investments	3	(105)	2	2
Net unrealized appreciation (depreciation) of investments	619	272	87	43
Net increase (decrease) in net assets from operations	587	158	86	48
Changes from principal transactions:
Net premiums	960	222	170	100
Cost of insurance and administrative charges	(485)	(118)	(43)	(31)
Benefit payments	-	-	-	-
Surrenders	(115)	(48)	(7)	(6)
Net transfers among Divisions (including the GID)	22	(2,391)	532	390
Other	2	(1)	-	-
Increase (decrease) in net assets derived from principal
transactions	384	(2,336)	652	453
Total increase (decrease)	971	(2,178)	738	501
Net assets at December 31, 2004	$ 5,443	$ -	$ 986	$ 649

The accompanying notes are an integral part of these financial statements.

S-35

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP
	American	Asset	Asset	Fidelity® VIP
	Funds	ManagerSM-	ManagerSM-	Contrafund®
	International	Initial Class	Service Class	Initial Class
Net assets at January 1, 2003	$ -	$ 642	$ 99	$ 5,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	18	3	(27)
Net realized gain (loss) on investments	-	(13)	122	(89)
Net unrealized appreciation (depreciation) of investments	8	111	17	1,599
Net increase (decrease) in net assets from operations	9	116	142	1,483
Changes from principal transactions:
Net premiums	7	118	33	1,186
Cost of insurance and administrative charges	(2)	(82)	(11)	(761)
Benefit payments	-	-	-	(5)
Surrenders	-	(15)	(2)	(333)
Net transfers among Divisions (including the GID)	77	3	-	(118)
Other	-	(6)	(117)	2
Increase (decrease) in net assets derived from principal
transactions	82	18	(97)	(29)
Total increase (decrease)	91	134	45	1,454
Net assets at December 31, 2003	91	776	144	6,903

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	14	4	(39)
Net realized gain (loss) on investments	3	(12)	-	(27)
Net unrealized appreciation (depreciation) of investments	57	34	5	1,033
Net increase (decrease) in net assets from operations	64	36	9	967
Changes from principal transactions:
Net premiums	97	107	44	1,025
Cost of insurance and administrative charges	(24)	(77)	(18)	(695)
Benefit payments	-	-	-	-
Surrenders	(3)	(16)	-	(401)
Net transfers among Divisions (including the GID)	358	24	15	(194)
Other	-	-	-	3
Increase (decrease) in net assets derived from principal
transactions	428	38	41	(262)
Total increase (decrease)	492	74	50	705
Net assets at December 31, 2004	$ 583	$ 850	$ 194	$ 7,608

The accompanying notes are an integral part of these financial statements.

S-36

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Equity-	Equity-	Fidelity® VIP
	Contrafund® -	Income -	Income -	Growth -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2003	$ 415	$ 2,700	$ 359	$ 2,794

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	26	3	(21)
Net realized gain (loss) on investments	(1)	(107)	(15)	(432)
Net unrealized appreciation (depreciation) of investments	158	864	141	1,235
Net increase (decrease) in net assets from operations	154	783	129	782
Changes from principal transactions:
Net premiums	260	534	201	777
Cost of insurance and administrative charges	(83)	(326)	(57)	(523)
Benefit payments	-	(1)	-	(1)
Surrenders	(27)	(166)	(11)	(208)
Net transfers among Divisions (including the GID)	133	(107)	26	9
Other	-	-	(2)	121
Increase (decrease) in net assets derived from principal
transactions	283	(66)	157	175
Total increase (decrease)	437	717	286	957
Net assets at December 31, 2003	852	3,417	645	3,751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	21	9	(23)
Net realized gain (loss) on investments	18	(41)	5	(215)
Net unrealized appreciation (depreciation) of investments	136	397	76	331
Net increase (decrease) in net assets from operations	156	377	90	93
Changes from principal transactions:
Net premiums	286	478	197	680
Cost of insurance and administrative charges	(112)	(320)	(76)	(441)
Benefit payments	-	-	-	-
Surrenders	(20)	(226)	(31)	(153)
Net transfers among Divisions (including the GID)	67	164	106	(99)
Other	-	1	-	-
Increase (decrease) in net assets derived from principal
transactions	221	97	196	(13)
Total increase (decrease)	377	474	286	80
Net assets at December 31, 2004	$ 1,229	$ 3,891	$ 931	$ 3,831

The accompanying notes are an integral part of these financial statements.

S-37

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth -	High Income -	High Income -	Fidelity® VIP
	Service Class	Initial Class	Service Class	Index 500
Net assets at January 1, 2003	$ 375	$ 833	$ 73	$ 7,697

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	61	5	41
Net realized gain (loss) on investments	(44)	(62)	-	(281)
Net unrealized appreciation (depreciation) of investments	143	239	25	2,602
Net increase (decrease) in net assets from operations	97	238	30	2,362
Changes from principal transactions:
Net premiums	167	164	80	2,825
Cost of insurance and administrative charges	(60)	(113)	(16)	(1,234)
Benefit payments	-	-	-	(1)
Surrenders	(150)	(16)	(3)	(484)
Net transfers among Divisions (including the GID)	79	97	32	98
Other	9	1	-	(24)
Increase (decrease) in net assets derived from principal
transactions	45	133	93	1,180
Total increase (decrease)	142	371	123	3,542
Net assets at December 31, 2003	517	1,204	196	11,239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	85	17	113
Net realized gain (loss) on investments	(2)	(131)	3	(351)
Net unrealized appreciation (depreciation) of investments	20	151	2	501
Net increase (decrease) in net assets from operations	18	105	22	263
Changes from principal transactions:
Net premiums	168	146	43	1,153
Cost of insurance and administrative charges	(71)	(112)	(19)	(593)
Benefit payments	-	-	-	-
Surrenders	(45)	(38)	(13)	(246)
Net transfers among Divisions (including the GID)	18	49	20	(11,797)
Other	-	-	-	(19)
Increase (decrease) in net assets derived from principal
transactions	70	45	31	(11,502)
Total increase (decrease)	88	150	53	(11,239)
Net assets at December 31, 2004	$ 605	$ 1,354	$ 249	$ -
The accompanying notes are an integral part of these financial statements.

S-38

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Overseas -
	Investment	Money	Overseas -	Service
	Grade Bond	Market	Initial Class	Class
Net assets at January 1, 2003	$ 2,797	$ 3,123	$ 395	$ 76

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126	3	-	-
Net realized gain (loss) on investments	66	-	(75)	-
Net unrealized appreciation (depreciation) of investments	(69)	(1)	252	57
Net increase (decrease) in net assets from operations	123	2	177	57
Changes from principal transactions:
Net premiums	619	743	95	69
Cost of insurance and administrative charges	(305)	(393)	(52)	(15)
Benefit payments	-	(62)	-	-
Surrenders	(74)	(425)	(27)	(5)
Net transfers among Divisions (including the GID)	(322)	(266)	50	64
Other	2	-	(1)	-
Increase (decrease) in net assets derived from principal
transactions	(80)	(403)	65	113
Total increase (decrease)	43	(401)	242	170
Net assets at December 31, 2003	2,840	2,722	637	246

Increase (decrease) in net assets
Operations:
Net investment income (loss)	99	1	1	2
Net realized gain (loss) on investments	94	-	(40)	5
Net unrealized appreciation (depreciation) of investments	(87)	1	141	40
Net increase (decrease) in net assets from operations	106	2	102	47
Changes from principal transactions:
Net premiums	416	235	128	69
Cost of insurance and administrative charges	(264)	(147)	(67)	(25)
Benefit payments	-	(46)	-	-
Surrenders	(83)	(44)	(15)	(6)
Net transfers among Divisions (including the GID)	(153)	(2,722)	149	65
Other	-	-	1	-
Increase (decrease) in net assets derived from principal
transactions	(84)	(2,724)	196	103
Total increase (decrease)	22	(2,722)	298	150
Net assets at December 31, 2004	$ 2,862	$ -	$ 935	$ 396
The accompanying notes are an integral part of these financial statements.

S-39

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			ING
	ING VP		JP Morgan	ING Legg
	Intermediate	ING Hard	Small Cap	Mason
	Bond	Assets	Equity	Value
Net assets at January 1, 2003	$ 314	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	-	-
Net realized gain (loss) on investments	1	-	-	-
Net unrealized appreciation (depreciation) of investments	8	6	-	-
Net increase (decrease) in net assets from operations	12	6	-	-
Changes from principal transactions:
Net premiums	98	13	-	-
Cost of insurance and administrative charges	(37)	(1)	-	-
Benefit payments	-	-	-	-
Surrenders	(44)	-	-	-
Net transfers among Divisions (including the GID)	(147)	27	-	-
Other	(1)	1	-	-
Increase (decrease) in net assets derived from principal
transactions	(131)	40	-	-
Total increase (decrease)	(119)	46	-	-
Net assets at December 31, 2003	195	46	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	2	(9)	-
Net realized gain (loss) on investments	11	(6)	8	-
Net unrealized appreciation (depreciation) of investments	(20)	10	358	1
Net increase (decrease) in net assets from operations	11	6	357	1
Changes from principal transactions:
Net premiums	90	61	223	6
Cost of insurance and administrative charges	(28)	(13)	(127)	-
Benefit payments	-	-	-	-
Surrenders	(4)	-	(55)	-
Net transfers among Divisions (including the GID)	49	110	2,336	6
Other	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	107	158	2,377	12
Total increase (decrease)	118	164	2,734	13
Net assets at December 31, 2004	$ 313	$ 210	$ 2,734	$ 13
The accompanying notes are an integral part of these financial statements.

S-40

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING Limited	ING Liquid	ING Liquid
	Maturity	Assets -	Assets -	ING Marsico
	Bond	Class I	Class S	Growth
Net assets at January 1, 2003	$ 80	$ -	$ 1,591	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(5)	-
Net realized gain (loss) on investments	-	-	-	-
Net unrealized appreciation (depreciation) of investments	1	-	-	4
Net increase (decrease) in net assets from operations	2	-	(5)	4
Changes from principal transactions:
Net premiums	60	-	2,966	2
Cost of insurance and administrative charges	(20)	-	(235)	(1)
Benefit payments	-	-	(69)	-
Surrenders	(8)	-	(33)	-
Net transfers among Divisions (including the GID)	193	-	(2,157)	54
Other	1	-	1	-
Increase (decrease) in net assets derived from principal
transactions	226	-	473	55
Total increase (decrease)	228	-	468	59
Net assets at December 31, 2003	308	-	2,059	59

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	6	9	(1)
Net realized gain (loss) on investments	4	-	-	2
Net unrealized appreciation (depreciation) of investments	(17)	-	-	10
Net increase (decrease) in net assets from operations	1	6	9	11
Changes from principal transactions:
Net premiums	42	245	808	11
Cost of insurance and administrative charges	(26)	(139)	(154)	(9)
Benefit payments	-	(44)	(38)	-
Surrenders	(2)	(61)	(52)	-
Net transfers among Divisions (including the GID)	4	1,756	(1,326)	31
Other	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	18	1,757	(762)	33
Total increase (decrease)	19	1,763	(753)	44
Net assets at December 31, 2004	$ 327	$ 1,763	$ 1,306	$ 103
The accompanying notes are an integral part of these financial statements.

S-41

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING MFS	ING MFS	ING	ING Salomon
	Mid Cap	Total	Oppenheimer	Brothers
	Growth	Return	Main Street	Investors
Net assets at January 1, 2003	$ 294	$ 434	$ 56	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	(1)	-
Net realized gain (loss) on investments	(102)	(7)	(8)	-
Net unrealized appreciation (depreciation) of investments	215	105	22	1
Net increase (decrease) in net assets from operations	110	97	13	1
Changes from principal transactions:
Net premiums	157	222	30	4
Cost of insurance and administrative charges	(54)	(78)	(9)	(1)
Benefit payments	-	(3)	-	-
Surrenders	(32)	(20)	(2)	-
Net transfers among Divisions (including the GID)	(6)	206	10	9
Other	(1)	-	(1)	-
Increase (decrease) in net assets derived from principal
transactions	64	327	28	12
Total increase (decrease)	174	424	41	13
Net assets at December 31, 2003	468	858	97	13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	17	1	-
Net realized gain (loss) on investments	(15)	12	-	-
Net unrealized appreciation (depreciation) of investments	100	75	14	4
Net increase (decrease) in net assets from operations	83	104	15	4
Changes from principal transactions:
Net premiums	161	219	40	8
Cost of insurance and administrative charges	(67)	(91)	(16)	(4)
Benefit payments	-	-	-	-
Surrenders	(14)	(65)	(2)	-
Net transfers among Divisions (including the GID)	39	23	2	29
Other	-	1	-	-
Increase (decrease) in net assets derived from principal
transactions	119	87	24	33
Total increase (decrease)	202	191	39	37
Net assets at December 31, 2004	$ 670	$ 1,049	$ 136	$ 50
The accompanying notes are an integral part of these financial statements.

S-42

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe
		Price	Price	ING Van
	ING Stock	Capital	Equity	Kampen
	Index	Appreciation	Income	Equity Growth
Net assets at January 1, 2003	$ -	$ 962	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	-	-
Net realized gain (loss) on investments	-	(2)	-	-
Net unrealized appreciation (depreciation) of investments	-	294	5	-
Net increase (decrease) in net assets from operations	-	290	5	-
Changes from principal transactions:
Net premiums	-	407	10	-
Cost of insurance and administrative charges	-	(135)	(3)	-
Benefit payments	-	-	-	-
Surrenders	-	(11)	-	-
Net transfers among Divisions (including the GID)	-	146	34	-
Other	-	(1)	1	-
Increase (decrease) in net assets derived from principal
transactions	-	406	42	-
Total increase (decrease)	-	696	47	-
Net assets at December 31, 2003	-	1,658	47	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	25	1	(20)
Net realized gain (loss) on investments	26	58	2	15
Net unrealized appreciation (depreciation) of investments	724	294	14	261
Net increase (decrease) in net assets from operations	845	377	17	256
Changes from principal transactions:
Net premiums	942	579	24	536
Cost of insurance and administrative charges	(610)	(175)	(10)	(294)
Benefit payments	-	-	-	-
Surrenders	(286)	(42)	-	(115)
Net transfers among Divisions (including the GID)	11,510	782	115	5,125
Other	15	2	-	(1)
Increase (decrease) in net assets derived from principal
transactions	11,571	1,146	129	5,251
Total increase (decrease)	12,416	1,523	146	5,507
Net assets at December 31, 2004	$ 12,416	$ 3,181	$ 193	$ 5,507
The accompanying notes are an integral part of these financial statements.

S-43

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		ING JP		ING Salomon
	ING Van	Morgan		Brothers
	Kampen	Mid Cap	ING PIMCO	Aggressive
	Real Estate	Value	Total Return	Growth
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	2	-
Net realized gain (loss) on investments	3	-	-	-
Net unrealized appreciation (depreciation) of investments	7	2	(1)	3
Net increase (decrease) in net assets from operations	11	2	1	3
Changes from principal transactions:
Net premiums	35	5	4	1
Cost of insurance and administrative charges	(3)	(1)	(1)	(1)
Benefit payments	-	-	-	-
Surrenders	(1)	-	-	-
Net transfers among Divisions (including the GID)	59	12	74	30
Other	1	-	(1)	-
Increase (decrease) in net assets derived from principal
transactions	91	16	76	30
Total increase (decrease)	102	18	77	33
Net assets at December 31, 2003	102	18	77	33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	-	(1)	-
Net realized gain (loss) on investments	38	4	1	-
Net unrealized appreciation (depreciation) of investments	87	8	3	3
Net increase (decrease) in net assets from operations	132	12	3	3
Changes from principal transactions:
Net premiums	65	23	15	5
Cost of insurance and administrative charges	(17)	(7)	(8)	(2)
Benefit payments	-	-	-	-
Surrenders	-	-	-	-
Net transfers among Divisions (including the GID)	266	62	84	4
Other	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	314	78	91	7
Total increase (decrease)	446	90	94	10
Net assets at December 31, 2004	$ 548	$ 108	$ 171	$ 43
The accompanying notes are an integral part of these financial statements.

S-44

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		ING Van	ING VP
	ING Van	Kampen	Strategic	ING VP
	Kampen	Equity and	Allocation	Index Plus
	Comstock	Income	Growth	LargeCap
Net assets at January 1, 2003	$ 14	$ 1	$ -	$ 8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	-	1
Net realized gain (loss) on investments	-	-	-	5
Net unrealized appreciation (depreciation) of investments	16	3	-	20
Net increase (decrease) in net assets from operations	19	3	-	26
Changes from principal transactions:
Net premiums	20	10	-	59
Cost of insurance and administrative charges	(6)	(3)	-	(22)
Benefit payments	-	-	-	-
Surrenders	(2)	(1)	-	-
Net transfers among Divisions (including the GID)	103	21	-	146
Other	-	1	-	(1)
Increase (decrease) in net assets derived from principal
transactions	115	28	-	182
Total increase (decrease)	134	31	-	208
Net assets at December 31, 2003	148	32	-	216

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	2
Net realized gain (loss) on investments	3	1	-	17
Net unrealized appreciation (depreciation) of investments	34	7	-	10
Net increase (decrease) in net assets from operations	36	8	-	29
Changes from principal transactions:
Net premiums	61	25	-	54
Cost of insurance and administrative charges	(17)	(7)	-	(35)
Benefit payments	-	-	-	-
Surrenders	(1)	-	-	(4)
Net transfers among Divisions (including the GID)	86	19	3	112
Other	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	129	37	3	127
Total increase (decrease)	165	45	3	156
Net assets at December 31, 2004	$ 313	$ 77	$ 3	$ 372
The accompanying notes are an integral part of these financial statements.

S-45

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Growth	Index Plus
	MidCap	SmallCap	Opportunities	MagnaCap
Net assets at January 1, 2003	$ 121	$ 74	$ 44	$ 48

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	-	-
Net realized gain (loss) on investments	2	1	(4)	(1)
Net unrealized appreciation (depreciation) of investments	58	45	15	21
Net increase (decrease) in net assets from operations	59	45	11	20
Changes from principal transactions:
Net premiums	89	74	17	34
Cost of insurance and administrative charges	(29)	(19)	(5)	(8)
Benefit payments	-	-	-	-
Surrenders	(16)	-	(30)	(3)
Net transfers among Divisions (including the GID)t	95	62	11	3
Other	1	1	(1)	(1)
Increase (decrease) in net assets derived from principal
transactions	140	118	(8)	25
Total increase (decrease)	199	163	3	45
Net assets at December 31, 2003	320	237	47	93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	-	2
Net realized gain (loss) on investments	10	11	11	-
Net unrealized appreciation (depreciation) of investments	68	56	(9)	7
Net increase (decrease) in net assets from operations	77	65	2	9
Changes from principal transactions:
Net premiums	121	77	8	26
Cost of insurance and administrative charges	(46)	(33)	(2)	(10)
Benefit payments	-	-	-	-
Surrenders	(9)	(5)	-	(2)
Net transfers among Divisions (including the GID)	212	65	(55)	4
Other	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	278	104	(49)	18
Total increase (decrease)	355	169	(47)	27
Net assets at December 31, 2004	$ 675	$ 406	$ -	$ 120
The accompanying notes are an integral part of these financial statements.

S-46

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP
	Index Plus	Index Plus	Janus Aspen	Janus Aspen
	MidCap	SmallCap	Balanced	Balanced
	Opportunities	Opportunities	- Institutional	- Service
Net assets at January 1, 2003	$ 32	$ 144	$ 5,917	$ 978

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	78	11
Net realized gain (loss) on investments	(3)	(17)	(264)	(7)
Net unrealized appreciation (depreciation) of investments	27	89	902	130
Net increase (decrease) in net assets from operations	23	70	716	134
Changes from principal transactions:
Net premiums	56	99	949	383
Cost of insurance and administrative charges	(17)	(29)	(705)	(112)
Benefit payments	-	-	(5)	(2)
Surrenders	(2)	(4)	(497)	(29)
Net transfers among Divisions (including the GID)	44	71	(84)	(100)
Other	1	-	2	(1)
Increase (decrease) in net assets derived from principal
transactions	82	137	(340)	139
Total increase (decrease)	105	207	376	273
Net assets at December 31, 2003	137	351	6,293	1,251

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	78	27
Net realized gain (loss) on investments	11	22	(173)	4
Net unrealized appreciation (depreciation) of investments	9	11	545	73
Net increase (decrease) in net assets from operations	20	32	450	104
Changes from principal transactions:
Net premiums	74	92	808	236
Cost of insurance and administrative charges	(27)	(34)	(647)	(127)
Benefit payments	-	-	-	-
Surrenders	(5)	(19)	(468)	(85)
Net transfers among Divisions (including the GID)	44	(71)	(435)	30
Other	(1)	-	-	-
Increase (decrease) in net assets derived from principal
transactions	85	(32)	(742)	54
Total increase (decrease)	105	-	(292)	158
Net assets at December 31, 2004	$ 242	$ 351	$ 6,001	$ 1,409
The accompanying notes are an integral part of these financial statements.

S-47

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Janus Aspen	Janus Aspen
	Janus Aspen	Janus Aspen	International	International
	Growth	Growth	Growth	Growth
	- Institutional	- Service	- Institutional	- Service
Net assets at January 1, 2003	$ 3,583	$ 543	$ 1,367	$ 66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(5)	5	-
Net realized gain (loss) on investments	(306)	(37)	(186)	(2)
Net unrealized appreciation (depreciation) of investments	1,430	184	639	39
Net increase (decrease) in net assets from operations	1,092	142	458	37
Changes from principal transactions:
Net premiums	1,028	195	279	63
Cost of insurance and administrative charges	(628)	(59)	(201)	(18)
Benefit payments	(1)	-	-	-
Surrenders	(292)	(171)	(59)	(2)
Net transfers among Divisions (including the GID)	(153)	22	(77)	11
Other	-	5	-	-
Increase (decrease) in net assets derived from principal
transactions	(46)	(8)	(58)	54
Total increase (decrease)	1,046	134	400	91
Net assets at December 31, 2003	4,629	677	1,767	157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(1)	-	2
Net realized gain (loss) on investments	(1,560)	66	(283)	7
Net unrealized appreciation (depreciation) of investments	1,623	(56)	582	28
Net increase (decrease) in net assets from operations	43	9	299	37
Changes from principal transactions:
Net premiums	433	111	240	79
Cost of insurance and administrative charges	(255)	(33)	(187)	(30)
Benefit payments	-	-	-	-
Surrenders	(151)	(10)	(128)	(16)
Net transfers among Divisions (including the GID)	(4,699)	(755)	(85)	71
Other	-	1	2	-
Increase (decrease) in net assets derived from principal
transactions	(4,672)	(686)	(158)	104
Total increase (decrease)	(4,629)	(677)	141	141
Net assets at December 31, 2004	$ -	$ -	$ 1,908	$ 298
The accompanying notes are an integral part of these financial statements.

S-48

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap	MidCap	Worldwide	Worldwide
	Growth	Growth	Growth	Growth
	- Institutional	- Service	- Institutional	- Service
Net assets at January 1, 2003	$ 3,507	$ 173	$ 3,495	$ 323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(2)	8	-
Net realized gain (loss) on investments	(869)	(5)	(96)	(8)
Net unrealized appreciation (depreciation) of investments	2,092	77	910	110
Net increase (decrease) in net assets from operations	1,187	70	822	102
Changes from principal transactions:
Net premiums	971	118	855	199
Cost of insurance and administrative charges	(603)	(36)	(464)	(54)
Benefit payments	-	-	-	-
Surrenders	(184)	(3)	(160)	(13)
Net transfers among Divisions (including the GID)	(95)	(1)	(172)	22
Other	-	1	-	(1)
Increase (decrease) in net assets derived from principal
transactions	89	79	59	153
Total increase (decrease)	1,276	149	881	255
Net assets at December 31, 2003	4,783	322	4,376	578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	-	4	6
Net realized gain (loss) on investments	(715)	4	(154)	(5)
Net unrealized appreciation (depreciation) of investments	1,676	60	306	30
Net increase (decrease) in net assets from operations	916	64	156	31
Changes from principal transactions:
Net premiums	866	77	701	184
Cost of insurance and administrative charges	(531)	(38)	(404)	(66)
Benefit payments	-	-	-	-
Surrenders	(164)	(43)	(200)	(20)
Net transfers among Divisions (including the GID)	(382)	(15)	(372)	(22)
Other	-	-	(2)	-
Increase (decrease) in net assets derived from principal
transactions	(211)	(19)	(277)	76
Total increase (decrease)	705	45	(121)	107
Net assets at December 31, 2004	$ 5,488	$ 367	$ 4,255	$ 685
The accompanying notes are an integral part of these financial statements.

S-49

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Pioneer	Pioneer	Putnam VT	Putnam VT
	Mid Cap	Small Cap	Growth and	New
	Value VCT	Value VCT	Income	Opportunities
Net assets at January 1, 2003	$ 62	$ 113	$ 143	$ 57

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	1	(1)
Net realized gain (loss) on investments	(1)	(5)	(2)	(1)
Net unrealized appreciation (depreciation) of investments	50	56	67	26
Net increase (decrease) in net assets from operations	48	50	66	24
Changes from principal transactions:
Net premiums	70	70	111	37
Cost of insurance and administrative charges	(13)	(12)	(33)	(10)
Benefit payments	-	-	-	-
Surrenders	(1)	(1)	(3)	(2)
Net transfers among Divisions (including the GID)	63	46	125	15
Other	-	-	-	(1)
Increase (decrease) in net assets derived from principal
transactions	119	103	200	39
Total increase (decrease)	167	153	266	63
Net assets at December 31, 2003	229	266	409	120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	5	-
Net realized gain (loss) on investments	23	8	1	3
Net unrealized appreciation (depreciation) of investments	53	60	51	9
Net increase (decrease) in net assets from operations	75	66	57	12
Changes from principal transactions:
Net premiums	101	93	132	19
Cost of insurance and administrative charges	(34)	(21)	(43)	(12)
Benefit payments	-	-	-	-
Surrenders	(9)	(1)	(15)	-
Net transfers among Divisions (including the GID)	152	69	98	(9)
Other	-	-	(1)	-
Increase (decrease) in net assets derived from principal
transactions	210	140	171	(2)
Total increase (decrease)	285	206	228	10
Net assets at December 31, 2004	$ 514	$ 472	$ 637	$ 130
The accompanying notes are an integral part of these financial statements.

S-50

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Putnam VT
	Small Cap	Putnam VT
	Value	Voyager
Net assets at January 1, 2003	$ 667	$ 146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(1)
Net realized gain (loss) on investments	2	(3)
Net unrealized appreciation (depreciation) of investments	406	49
Net increase (decrease) in net assets from operations	402	45
Changes from principal transactions:
Net premiums	248	86
Cost of insurance and administrative charges	(106)	(28)
Benefit payments	-	-
Surrenders	(8)	(5)
Net transfers among Divisions (including the GID)	165	33
Other	-	1
Increase (decrease) in net assets derived from principal
transactions	299	87
Total increase (decrease)	701	132
Net assets at December 31, 2003	1,368	278

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1
Net realized gain (loss) on investments	76	(4)
Net unrealized appreciation (depreciation) of investments	271	17
Net increase (decrease) in net assets from operations	344	14
Changes from principal transactions:
Net premiums	240	73
Cost of insurance and administrative charges	(120)	(32)
Benefit payments	-	-
Surrenders	(107)	(14)
Net transfers among Divisions (including the GID)	80	1
Other	-	-
Increase (decrease) in net assets derived from principal
transactions	93	28
Total increase (decrease)	437	42
Net assets at December 31, 2004	$ 1,805	$ 320
The accompanying notes are an integral part of these financial statements.

S-51

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

1.	Organization

The Security Life Separate Account S-L1 (formerly the Southland Separate Account L1) (the "Account") was established by resolution of the Board of directors of Southland Life Insurance Company ("Southland Life") on February 25, 1994.

Effective October 1, 2004 (the "merger date"), Southland Life was merged with and into Security Life of Denver Insurance Company ("Security Life" or the "Company"). As of the merger date, Southland Life ceased to exist and was succeeded by Security Life. In conjunction with the merger the Account changed its name to Security Life Separate Account S-L1.

The Account supports the operations of the Future Dimensions Variable Universal Life, Survivor Dimensions Variable Universal Life and Market Dimensions Variable Universal Life policies ("Variable Universal Life Policies" or, collectively, "Policies") offered by the Company. The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Market Dimensions Variable Universal Life Policies became effective in 2001 and are defined as Class B Policies due to their mortality and expense charge structure. Future Dimensions Variable Universal Life and Survivor Dimensions Variable Universal Life Policies are defined as Class A Policies. The Variable Universal Life Policies allow the Policyholders to specify the allocation of their net premiums to the various funds. They can also transfer their account values among the funds. The Variable Universal Life Policies also provide the Policyholders the option to allocate their net premiums, or to transfer their account values, to a Guaranteed Interest Account ("GIA") in the Company's general account. The GIA guarantees a rate of interest to the Policyholder, and it is not variable in nature. Therefore, it is not included in the Account financial statements. The Account may be used to support other variable life policies as they are offered by the Company. The assets of the Account are the property of the Company. However, the portion of the Account's assets attributable to the Policies will not be used to satisfy liabilities arising out of any other operations of the Company.

S-52

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

As of December 31, 2004, the Account consisted of 64 investment divisions (the "Divisions") available to the Policyholders, 35 of which invest in independently managed mutual funds and 29 of which invest in mutual funds advised by an affiliate, either Directed Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (collectively, the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

AIM Variable Insurance Funds:
     AIM V.I. Core Stock Fund - Series I
     AIM V.I. Utilities Fund - Series I
The Alger American Fund:
     Alger American Growth Portfolio - Class O
          Shares
     Alger American Leveraged AllCap Portfolio -
          Class O Shares
     Alger American MidCap Growth Portfolio -
          Class O Shares
American Funds Insurance Series:
     American Funds Growth Fund - Class 2*
     American Funds Growth-Income Fund - Class 2*
     American Funds International Fund - Class 2*
Fidelity® Variable Insurance Products Fund:
     Fidelity® VIP Asset ManagerSM Portfolio - Initial
          Class
     Fidelity® VIP Asset ManagerSM Portfolio -
          Service Class
     Fidelity® VIP Contrafund® Portfolio - Initial
          Class
     Fidelity® VIP Contrafund® Portfolio - Service
          Class
     Fidelity® VIP Equity-Income Portfolio - Initial
          Class
     Fidelity® VIP Equity-Income Portfolio - Service
          Class
     Fidelity® VIP Growth Portfolio - Initial Class
     Fidelity® VIP Growth Portfolio - Service Class
     Fidelity® VIP High Income Portfolio - Initial
          Class
     Fidelity® VIP High Income Portfolio - Service
          Class
     Fidelity® VIP Investment Grade Bond Portfolio -
          Initial Class
     Fidelity® VIP Overseas Portfolio - Initial Class
     Fidelity® VIP Overseas Portfolio - Service Class
ING Income Shares:
     ING VP Intermediate Bond Portfolio - Class I
          Shares

ING Investors Trust:
     ING Hard Assets Portfolio - Class I*
     ING JPMorgan Small Cap Equity Portfolio -
          Class I**
     ING Legg Mason Value Portfolio - Class I**
     ING Limited Maturity Bond Portfolio - Class S
     ING Liquid Assets Portfolio - Class I**
     ING Liquid Assets Portfolio - Class S
     ING Marsico Growth Portfolio - Class I*
     ING MFS Mid Cap Growth Portfolio - Class I
     ING MFS Total Return Portfolio - Class I
     ING Oppenheimer Main Street Portfolio - Class I
     ING Salomon Brothers Investors Portfolio -
          Class I*
     ING Stock Index Portfolio - Class I**
     ING T. Rowe Price Capital Appreciation
          Portfolio - Class I
     ING T. Rowe Price Equity Income Portfolio -
          Class I*
     ING Van Kampen Equity Growth Portfolio -
          Class I**
     ING Van Kampen Real Estate Portfolio - Class I*
ING Partners, Inc.:
     ING JP Morgan Mid Cap Value Portfolio - Initial
          Class*
     ING PIMCO Total Return Portfolio - Initial
          Class*
     ING Salomon Brothers Aggressive Growth
          Portfolio - Initial Class*
     ING Van Kampen Comstock Portfolio - Initial
          Class
     ING Van Kampen Equity and Income Portfolio -
          Initial Class
ING Strategic Allocation Portfolio:
     ING VP Strategic Allocation Growth Portfolio**
ING Variable Portfolios, Inc.:
     ING VP LargeCap Portfolio - Class I
     ING VP MidCap Portfolio - Class I
     ING VP SmallCap Portfolio - Class I
ING Variable Products Trust:
     ING VP Index Plus MagnaCap Portfolio - Class I
     ING VP Index Plus MidCap Opportunities
          Portfolio - Class I

S-53

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

ING Variable Products Trust (continued):
     ING VP Index Plus SmallCap Opportunities
          Portfolio - Class I
Janus Aspen Series:
     Janus Aspen Balanced Portfolio - Institutional
          Shares
     Janus Aspen Balanced Portfolio - Service Shares
     Janus Aspen International Growth Portfolio -
          Institutional Shares
     Janus Aspen International Growth Portfolio -
          Service Shares
     Janus Aspen Mid Cap Growth Portfolio -
          Institutional Shares
     Janus Aspen Mid Cap Growth Portfolio - Service
          Shares
     Janus Aspen Worldwide Growth Portfolio -
          Institutional Shares
     Janus Aspen Worldwide Growth Portfolio -
          Service Shares

Pioneer Variable Contracts Trust:
     Pioneer Mid Cap Value VCT Portfolio - Class I
     Pioneer Small Cap Value VCT Portfolio - Class I
Putnam Variable Trust:
     Putnam VT Growth and Income Fund - Class IB
          Shares
     Putnam VT New Opportunities Fund - Class IB
          Shares
     Putnam VT Small Cap Value Fund - Class IB
          Shares
     Putnam VT Voyager Fund - Class IB Shares

*          Division added in 2003
**     Division added in 2004

All Contracts in the Account are currently in the accumulation period.

The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	INVESCO Variable Investment Funds:
AIM V.I. Core Stock Fund - Series I	INVESCO VIF - Core Equity Fund
AIM V.I. Utilities Fund - Series I	INVESCO VIF - Utilities Fund
ING Income Shares:	ING Income Shares:
ING VP Intermediate Bond Portfolio - Class I Shares	ING VP Bond Portfolio - Class R
ING Investors Trust:	ING Investors Trust:
ING Oppenheimer Main Street Portfolio -	ING MFS Research Portfolio - Institutional Class
Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Van Kampen Equity and Income Portfolio - Class I	ING UBS Tactical Asset Allocation Portfolio - Initial Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING VP Growth Opportunities Portfolio - Class I	ING VP Growth Opportunities Portfolio - Class R
ING VP Index Plus MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP Index Plus MidCap Opportunities Portfolio -	ING VP MidCap Opportunities Portfolio -
Class I	Class R
ING VP Index Plus SmallCap Opportunities Portfolio -	ING VP SmallCap Opportunities Portfolio -
Class I	Class R

S-54

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

During 2004, the following Divisions were closed to Contractowners:

Alger American Small Capitalization Portfolio - Class O
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Money Market Portfolio - Initial class
ING VP Growth Opportunities Portfolio - Class I
Janus Aspen Growth Portfolio - Institutional Shares
Janus Aspen Growth Portfolio - Service Shares

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. The investments in shares of the Funds are accounted for on the date the order to buy or sell is confirmed. Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from investment transactions are reported using the first-in, first-out method of accounting for cost. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of Security Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of Security Life.

S-55

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

Policyholder Reserves

Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, Security Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to Security Life.

Policy Loans

The Variable Universal Life Policies allow the Policyholders to borrow against their Policies by using them as collateral for a loan. At the time of borrowing against the Policies, an amount equal to the loan amount is transferred from the Account to a loan GIA in the Company's general account to secure the loan. As payments are made on the Policy loan, amounts are transferred back from the loan GIA to the Account Divisions. Interest is credited to the balance in the loan GIA at a fixed rate. The loan GIA is not variable in nature and is not included in these Account statements.

3.	Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover Security Life's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Mortality and Expense Risk Charges

For Future Dimensions and Survivor Dimensions Policies (Class A Policies), charges are made directly against the assets of the Divisions, and are reflected daily in the computation of the unit values of the Divisions. A daily deduction, at an annual rate of 0.90% of the daily asset value of the Account Divisions, is charged to the Account for mortality and expense risks assumed by the Company.

For Market Dimensions Policies (Class B Policies), mortality and expense risk charges result in the redemption of units rather than in a deduction in the daily computation of unit values. A monthly deduction, at an annual rate of 0.90%, .60% and .15% of the Account value is charged during policy years 1 through 5, 6 through 10, and 11 and later, respectively.

S-56

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

Other Policy Deductions

The Variable Universal Life Policies provide for certain deductions for sales and tax loads from premium payments received from the Policyholders and for surrender charges and taxes from amounts paid to Policyholders. Such deductions are taken after the redemption of units in the Account and are not included in the Account financial statements.

Premium Taxes

Premiums are subject to a charge for premium and other state and local taxes. The amount and timing of the payment by Security Life depends on the state of residence and currently ranges up to 4.0% of premiums.

4.	Related Party Transactions

During the year ended December 31, 2004, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Division. Management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment advisor to ING Variable Products Trust, ING Income Shares, and ING Variable Portfolios, Inc. The Funds' advisory agreement provides for fees at annual rates ranging from 0.35% to 0.75% of the average net assets of each respective Division. Additionally, management fees were paid to ING Life Insurance and Annuity Company in its capacity as investment advisor to ING Partners, Inc. The Fund's advisory agreement provides for fees at annual rates of 0.90% of the average net assets of the ING Van Kampen Equity and Income Portfolio and 0.55% of the average net assets of the ING Van Kampen Comstock Portfolio.

S-57

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Investment Funds, Inc.:
AIM V.I. Core Stock Fund	$ 183	$ 281	$ 225	$ 177
AIM V.I. Utilities Fund	191	142	241	189
The Alger American Fund:
Alger American Growth	511	720	917	424
Alger American Leveraged AllCap	535	572	624	311
Alger American MidCap Growth	766	417	776	629
Alger American Small Capitalization	137	2,482	366	185
American Funds Insurance Series:
American Funds Growth	664	15	234	2
American Funds Growth-Income	471	15	134	2
American Funds International	444	12	86	3
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM - Initial Class	127	75	98	52
Fidelity® VIP Asset ManagerSM - Service Class	55	10	42	136
Fidelity® VIP Contrafund® - Initial Class	411	712	401	457
Fidelity® VIP Contrafund® - Service Class	311	88	330	50
Fidelity® VIP Equity-Income - Initial Class	676	545	377	417
Fidelity® VIP Equity-Income - Service Class	259	52	217	57
Fidelity® VIP Growth - Initial Class	301	337	391	237
Fidelity® VIP Growth - Service Class	129	59	176	133
Fidelity® VIP High Income - Initial Class	714	584	279	85
Fidelity® VIP High Income - Service Class	79	31	105	7
Fidelity® VIP Index 500	792	12,181	2,024	803
Fidelity® VIP Investment Grade Bond	520	421	1,014	968
Fidelity® VIP Money Market	839	3,562	1,501	1,901
Fidelity® VIP Overseas - Initial Class	308	111	141	76
Fidelity® VIP Overseas - Service Class	131	26	120	7
ING Income Shares:
ING VP Intermediate Bond	163	26	179	307
ING Investors Trust:
ING Hard Assets	376	216	44	4
ING JPMorgan Small Cap Equity	2,504	133	-	-
ING Legg Mason Value	12	-	-	-
ING Limited Maturity Bond	122	87	253	26
ING Liquid Assets - Class I	2,871	1,108	-	-
ING Liquid Assets - Class S	894	1,647	2,445	1,977

S-58

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Marsico Growth	$ 45	$ 13	$ 55	$ -
ING MFS Mid Cap Growth	215	98	195	134
ING MFS Total Return	246	142	388	62
ING Oppenheimer Main Street	41	16	47	20
ING Salomon Brothers Investors	36	3	13	1
ING Stock Index	12,258	557	-	-
ING T. Rowe Price Capital Appreciation	1,380	189	513	109
ING T. Rowe Price Equity Income	136	5	44	2
ING Van Kampen Equity Growth	5,557	301	-	-
ING Van Kampen Real Estate	434	108	130	38
ING Partners, Inc.:
ING JP Morgan Mid Cap Value	84	3	17	1
ING PIMCO Total Return	94	3	80	2
ING Salomon Brothers Aggressive Growth	9	2	31	1
ING Van Kampen Comstock	137	8	123	5
ING Van Kampen Equity and Income	42	5	38	10
ING Strategic Allocation Portfolio:
ING VP Strategic Allocation Growth	3	-	-	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	300	171	297	114
ING VP Index Plus MidCap	314	37	204	65
ING VP Index Plus SmallCap	133	29	153	36
ING Variable Products Trust:
ING VP Growth Opportunities	17	66	22	30
ING VP Index Plus MagnaCap	24	4	29	4
ING VP Index Plus MidCap Opportunities	128	43	137	56
ING VP Index Plus SmallCap Opportunities	98	131	190	55
Janus Aspen Series:
Janus Aspen Balanced - Institutional	537	1,201	771	1,033
Janus Aspen Balanced - Service	278	197	340	190
Janus Aspen Growth - Institutional	141	4,833	415	493
Janus Aspen Growth - Service	92	779	156	169
Janus Aspen International Growth - Institutional	231	389	147	200
Janus Aspen International Growth - Service	172	66	63	9
Janus Aspen Mid Cap Growth - Institutional	229	485	387	334
Janus Aspen Mid Cap Growth - Service	40	59	91	14
Janus Aspen Worldwide Growth - Institutional	336	609	410	343
Janus Aspen Worldwide Growth - Service	173	91	176	23

S-59

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT	$ 277	$ 65	$ 140	$ 22
Pioneer Small Cap Value VCT	163	25	142	40
Putnam Variable Trust:
Putnam VT Growth and Income	200	24	214	13
Putnam VT New Opportunities	13	15	50	12
Putnam VT Small Cap Value	426	336	374	81
Putnam VT Voyager	64	35	98	12

S-60

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

6.	Changes in Units

The net changes in units outstanding follow:

	Year ended December 31
	2004			2003
	Net Increase	Units	Units	Net Increase
	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Investment Funds, Inc.:
AIM V.I. Core Stock Fund	(6,520)	25,716	(32,236)	6,777
AIM V.I. Utilities Fund	1,510	30,130	(28,620)	8,964
The Alger American Fund:
Alger American Growth	(1,006)	97,887	(98,893)	45,886
Alger American Leveraged AllCap	(753)	72,336	(73,089)	35,329
Alger American MidCap Growth	21,688	78,642	(56,954)	10,665
Alger American Small Capitalization	(249,275)	36,424	(285,699)	30,168
American Funds Insurance Series:
American Funds Growth	49,195	53,568	(4,374)	19,248
American Funds Growth-Income	34,223	37,297	(3,074)	11,438
American Funds International	28,903	31,292	(2,389)	6,549
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM - Initial Class	2,506	11,538	(9,032)	1,630
Fidelity® VIP Asset ManagerSM - Service Class	3,928	5,923	(1,995)	2,511
Fidelity® VIP Contrafund® - Initial Class	(13,156)	63,711	(76,867)	(1,795)
Fidelity® VIP Contrafund® - Service Class	20,078	39,869	(19,791)	29,017
Fidelity® VIP Equity-Income - Initial Class	6,114	54,973	(48,858)	(4,159)
Fidelity® VIP Equity-Income - Service Class	18,796	31,185	(12,389)	17,373
Fidelity® VIP Growth - Initial Class	(638)	53,057	(53,695)	4,603
Fidelity® VIP Growth - Service Class	8,856	25,701	(16,845)	2,450
Fidelity® VIP High Income - Initial Class	4,071	66,069	(61,998)	14,500
Fidelity® VIP High Income - Service Class	2,860	7,339	(4,479)	9,664
Fidelity® VIP Index 500	(831,559)	116,800	(948,359)	155,045
Fidelity® VIP Investment Grade Bond	(6,243)	43,186	(49,430)	(1,839)
Fidelity® VIP Money Market	(215,379)	82,122	(297,501)	(32,124)
Fidelity® VIP Overseas - Initial Class	15,080	28,277	(13,197)	5,876
Fidelity® VIP Overseas - Service Class	12,033	17,717	(5,684)	15,833
ING Income Shares:
ING VP Intermediate Bond	9,190	13,697	(4,508)	(11,916)
ING Investors Trust:
ING Hard Assets	9,699	24,562	(14,864)	2,985
ING JPMorgan Small Cap Equity	227,416	254,228	(26,812)	-
ING Legg Mason Value	1,178	1,203	(25)	-
ING Limited Maturity Bond	1,858	10,466	(8,608)	19,301
ING Liquid Assets - Class I	175,806	299,945	(124,139)	-
ING Liquid Assets - Class S	(67,517)	92,980	(160,497)	42,397

S-61

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

	Year ended December 31
	2004			2003
	Net Increase	Units	Units	Net Increase
	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Marsico Growth	2,583	4,011	(1,428)	4,634
ING MFS Mid Cap Growth	16,947	39,122	(22,175)	6,961
ING MFS Total Return	7,637	26,876	(19,238)	29,640
ING Oppenheimer Main Street
InstitutionalClass	3,034	6,381	(3,347)	3,369
ING Salomon Brothers Investors	2,503	2,846	(343)	980
ING Stock Index	1,128,001	1,252,303	(124,303)	-
ING T. Rowe Price Capital Appreciation	81,701	111,012	(29,310)	34,521
ING T. Rowe Price Equity Income	9,569	10,445	(876)	3,729
ING Van Kampen Equity Growth	515,751	584,722	(68,971)	-
ING Van Kampen Real Estate	23,076	30,616	(7,540)	7,871
ING Partners, Inc.:
ING JP Morgan Mid Cap Value	5,635	6,274	(638)	1,384
ING PIMCO Total Return	8,560	9,381	(821)	7,558
ING Salomon Brothers Aggressive Growth	505	692	(187)	2,600
ING Van Kampen Comstock	11,286	13,329	(2,043)	11,933
ING Van Kampen Equity and Income	3,844	4,621	(777)	3,118
ING Strategic Allocation
ING VP Strategic Allocation Growth Portfolio	307	310	(2)	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	12,171	31,835	(19,664)	20,547
ING VP Index Plus MidCap	24,112	31,333	(7,221)	14,685
ING VP Index Plus SmallCap	8,706	13,722	(5,016)	12,390
ING Variable Products Trust:
ING VP Growth Opportunities	(5,932)	2,471	(8,403)	(1,425)
ING VP Index Plus MagnaCap	1,840	3,121	(1,281)	3,033
ING VP Index Plus MidCap Opportunities	8,657	16,427	(7,769)	10,142
ING VP Index Plus SmallCap Opportunities	(4,127)	18,651	(22,778)	20,005
Janus Aspen Series:
Janus Aspen Balanced - Institutional	(35,664)	51,753	(87,418)	(19,789)
Janus Aspen Balanced - Service	5,094	37,868	(32,774)	14,160
Janus Aspen Growth - Institutional	(323,258)	34,403	(357,661)	(3,321)
Janus Aspen Growth - Service	(110,109)	20,957	(131,067)	(6,982)
Janus Aspen International Growth - Institutional	(9,008)	25,863	(34,872)	(3,728)
Janus Aspen International Growth - Service	14,035	28,185	(14,150)	10,202
Janus Aspen Mid Cap Growth - Institutional	(15,721)	67,385	(83,106)	6,911
Janus Aspen Mid Cap Growth - Service	(3,806)	18,192	(21,998)	20,578
Janus Aspen Worldwide Growth - Institutional	(18,064)	53,448	(71,512)	5,274
Janus Aspen Worldwide Growth - Service	12,479	39,183	(26,704)	28,607

S-62

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

	Year ended December 31
	2004			2003
	Net Increase	Units	Units	Net Increase
	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT	16,774	24,907	(8,133)	12,599
Pioneer Small Cap Value VCT	12,134	16,019	(3,885)	10,607
Putnam Variable Trust:
Putnam VT Growth and Income	16,694	23,499	(6,805)	22,585
Putnam VT New Opportunities	(249)	2,349	(2,598)	5,146
Putnam VT Small Cap Value	5,166	35,794	(30,627)	26,570
Putnam VT Voyager	3,127	11,219	(8,092)	10,915

S-63

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

7.	Financial Highlights

A summary of unit values and units outstanding for Variable Universal Life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Core Stock Fund
2004	119	$10.15 to $15.41	$ 1,654	0.83%	0.00% to 0.90%	3.28% to 4.21%
2003	125	$9.74 to $14.92	1,702	1.18	0.00% to 0.90%	21.50% to 22.52%
2002	118	$7.95 to $12.28	1,358	1.64	0.00% to 0.90%	-20.67% to -19.04%
2001	105	$9.82 to $15.48	1,560	1.52	0.00% to 0.90%	-9.79%
2000	84	$17.16	1,443	(a)	(a)	(a)
AIM V.I. Utilities Fund
2004	115	$8.15 to $14.90	1,436	2.25	0.00% to 0.90%	22.43% to 23.48%
2003	113	$6.60 to $12.17	1,139	1.15	0.00% to 0.90%	16.46% to 17.44%
2002	104	$5.62 to $10.45	939	0.48	0.00% to 0.90%	-21.37% to -20.28%
2001	88	$7.05 to $13.29	1,108	1.04	0.00% to 0.90%	-32.84%
2000	59	$19.79	1,173	(a)	(a)	(a)
Alger American Growth
2004	361	$8.56 to $17.15	5,417	-	0.00% to 0.90%	4.51% to 5.42%
2003	362	$8.12 to $16.41	5,354	-	0.00% to 0.90%	33.96% to 35.11%
2002	316	$6.01 to $12.25	3,537	0.04	0.00% to 0.90%	-34.03% to -32.92%
2001	287	$8.96 to $18.57	5,212	12.78	0.00% to 0.90%	-12.57%
2000	245	$21.24	5,192	(a)	(a)	(a)

S-64

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Alger American Leveraged AllCap
2004	248	$9.10 to $19.13	$ 4,102	-%	0.00% to 0.90%	7.23% to 8.20%
2003	249	$8.41 to $17.84	3,824	-	0.00% to 0.90%	33.53% to 34.78%
2002	214	$6.24 to $13.36	2,602	0.01	0.00% to 0.90%	-35.49% to -33.97%
2001	188	$9.45 to $20.71	3,600	3.45	0.00% to 0.90%	-16.56%
2000	137	$24.82	3,404	(a)	(a)	(a)
Alger American MidCap Growth
2004	266	$14.77 to $22.51	5,443	-	0.00% to 0.90%	12.05% to 13.01%
2003	244	$13.07 to $20.09	4,472	-	0.00% to 0.90%	46.43% to 47.85%
2002	233	$8.84 to $13.72	2,940	-	0.00% to 0.90%	-30.57% to -29.56%
2001	205	$12.55 to $19.76	3,736	39.21	0.00% to 0.90%	-7.40%
2000	139	$21.34	2,958	(a)	(a)	(a)
American Funds Growth
2004	68	$14.34 to $14.56	986	0.16	0.00% to 0.90%	11.51% to 12.43%
2003	19	$12.86 to $12.95	248	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
American Funds Growth-Income
2004	46	$14.11 to $14.32	649	1.25	0.00% to 0.90%	9.38% to 10.32%
2003	11	$12.90 to $12.98	148	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

S-65

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
American Funds International
2004	35	$16.37 to $16.62	$ 583	1.78%	0.00% to 0.90%	18.28% to 19.31%
2003	7	$13.84 to $13.93	91	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Asset ManagerSM - Initial Class
2004	54	$15.83	850	2.58	0.90%	4.50%
2003	51	$15.15	776	3.39	0.90%	16.99%
2002	50	$12.95	642	4.07	0.90%	-10.13%
2001	61	$14.41	879	5.51	0.90%	-4.76%
2000	58	$15.13	883	(a)	(a)	(a)
Fidelity® VIP Asset ManagerSM - Service Class
2004	17	$10.46 to $11.21	194	2.37	0.00% to 0.90%	4.39% to 5.36%
2003	14	$10.02 to $10.64	144	3.29	0.00% to 0.90%	16.92% to 17.83%
2002	11	$8.57 to $9.03	99	2.41	0.00% to 0.90%	-8.83% to -8.79%
2001	3	$9.40 to $9.90	26	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Contrafund® - Initial Class
2004	342	$22.25	7,608	0.33	0.90%	14.45%
2003	355	$19.44	6,903	0.44	0.90%	27.31%
2002	357	$15.27	5,449	0.84	0.90%	-11.17%
2001	363	$17.19	6,234	3.50	0.90%	-12.87%
2000	336	$19.73	6,632	(a)	(a)	(a)

S-66

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund® - Service Class
2004	98	$11.33 to $12.83	$ 1,229	0.29%	0.00% to 0.90%	14.21% to 15.38%
2003	78	$9.92 to $11.12	852	0.32	0.00% to 0.90%	27.18% to 28.41%
2002	49	$7.80 to $8.66	415	0.46	0.00% to 0.90%	-10.14% to -9.51%
2001	22	$8.68 to $9.57	209	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Equity-Income - Initial Class
2004	208	$18.67	3,891	1.45	0.90%	10.54%
2003	202	$16.89	3,417	1.70	0.90%	29.13%
2002	206	$13.08	2,700	4.06	0.90%	-18.20%
2001	204	$15.99	3,262	6.13	0.90%	-5.66%
2000	179	$16.95	3,039	(a)	(a)	(a)
Fidelity® VIP Equity-Income - Service Class
2004	81	$11.02 to $11.57	931	1.27	0.00% to 0.90%	10.42% to 11.36%
2003	63	$9.98 to $10.39	645	1.39	0.00% to 0.90%	28.94% to 30.20%
2002	45	$7.74 to $7.98	359	2.23	0.00% to 0.90%	-17.75% to -16.96%
2001	16	$9.41 to $9.61	151	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Growth - Initial Class
2004	243	$15.78	3,831	0.26	0.90%	2.40%
2003	243	$15.41	3,751	0.24	0.90%	31.71%
2002	239	$11.70	2,794	0.26	0.90%	-31.14%
2001	252	$16.99	4,289	6.75	0.90%	-18.36%
2000	204	$20.81	4,237	(a)	(a)	(a)

S-67

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Growth - Service Class
2004	75	$7.60 to $8.17	$ 605	0.18%	0.00% to 0.90%	2.43% to 3.29%
2003	66	$7.42 to $7.91	517	0.22	0.00% to 0.90%	31.56% to 32.72%
2002	64	$5.64 to $5.96	375	0.14	0.00% to 0.90%	-30.80% to -30.13%
2001	60	$8.15 to $8.53	511	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP High Income - Initial Class
2004	119	$11.39	1,354	7.51	0.90%	8.58%
2003	115	$10.49	1,204	6.87	0.90%	26.23%
2002	100	$8.31	833	10.65	0.90%	1.47%
2001	102	$8.19	834	13.04	0.90%	-11.94%
2000	87	$9.30	810	(a)	(a)	(a)
Fidelity® VIP High Income - Service Class
2004	21	$11.78 to $12.24	249	7.64	0.00% to 0.90%	8.51% to 9.48%
2003	18	$10.76 to $11.28	196	4.46	0.00% to 0.90%	25.75% to 26.89%
2002	9	$8.48 to $8.97	73	6.52	0.00% to 0.90%	2.75% to 3.67%
2001	2	$8.18 to $8.73	20	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® VIP Investment Grade Bond
2004	187	$12.84 to $16.37	2,862	4.14	0.00% to 0.90%	3.54% to 4.48%
2003	193	$12.29 to $15.81	2,840	5.43	0.00% to 0.90%	4.22% to 5.13%
2002	195	$11.69 to $15.17	2,797	2.87	0.00% to 0.90%	9.14% to 10.39%
2001	104	$10.59 to $13.90	1,419	5.02	0.00% to 0.90%	7.67%
2000	83	$12.91	1,065	(a)	(a)	(a)

S-68

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Overseas - Initial Class
2004	65	$14.44	$ 935	1.02%	0.90%	12.64%
2003	50	$12.82	637	0.78	0.90%	42.13%
2002	44	$9.02	395	0.79	0.90%	-21.57%
2001	40	$11.50	464	12.66	0.90%	-21.72%
2000	34	$14.69	496	(a)	(a)	(a)
Fidelity® VIP Overseas - Service Class
2004	40	$9.83 to $9.87	396	0.93	0.00% to 0.90%	12.47% to 13.45%
2003	28	$8.70 to $8.74	246	0.62	0.00% to 0.90%	41.88% to 43.09%
2002	12	$6.08 to $6.16	76	0.05	0.00% to 0.90%	-21.03% to -20.31%
2001	-	$7.63 to $7.80	3	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Intermediate Bond
2004	26	$11.79 to $12.09	313	8.27	0.00% to 0.90%	3.88% to 4.95%
2003	17	$11.35 to $11.52	195	1.96	0.00% to 0.90%	5.39% to 6.27%
2002	29	$10.77 to $10.84	314	6.38	0.00% to 0.90%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Hard Assets
2004	13	$16.31 to $16.56	210	1.56	0.00% to 0.90%	5.70% to 6.63%
2003	3	$15.43 to $15.53	46	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

S-69

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Small Cap Equity
2004	227	$12.01 to $12.09	$ 2,734	(e)%	0.00% to 0.90%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Value
2004	1	$11.35 to $11.42	13	(e)	0.00% to 0.90%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Limited Maturity Bond
2004	28	$10.86 to $13.26	327	5.04	0.00% to 0.90%	0.46% to 1.38%
2003	27	$10.81 to $13.08	308	1.55	0.00% to 0.90%	1.89% to 2.83%
2002	7	$10.61 to $12.72	80	5.06	0.00% to 0.90%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Liquid Assets - Class I
2004	176	$10.03	1,763	(e)	0.90%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

S-70

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Liquid Assets - Class S
2004	118	$10.33 to $11.60	$ 1,306	0.83%	0.00% to 0.90%	0.00% to 0.96%
2003	185	$10.33 to $11.49	2,059	0.77	0.00% to 0.90%	-0.19% to 0.70%
2002	143	$10.35 to $11.41	1,591	1.32	0.00% to 0.90%	0.58% to 1.42%
2001	43	$10.29 to $11.25	482	2.82	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico Growth
2004	7	$14.28 to $14.50	103	-	0.00% to 0.90%	11.82% to 12.84%
2003	5	$12.77 to $12.85	59	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Mid Cap Growth
2004	84	$6.09 to $10.74	670	-	0.00% to 0.90%	14.26% to 15.36%
2003	67	$5.33 to $9.31	468	-	0.00% to 0.90%	38.08% to 39.58%
2002	60	$3.86 to $6.67	294	-	0.00% to 0.90%	-50.39% to -48.85%
2001	31	$7.78 to $13.04	298	1.27	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Total Return
2004	79	$12.38 to $14.41	1,049	2.20	0.00% to 0.90%	10.44% to 11.45%
2003	71	$11.21 to $12.93	858	0.77	0.00% to 0.90%	15.93% to 16.91%
2002	42	$9.67 to $11.06	434	3.32	0.00% to 0.90%	-5.93% to -5.06%
2001	18	$10.28 to $11.65	192	9.33	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

S-71

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Oppenheimer Main Street
2004	15	$7.96 to $9.30	$ 136	0.86%	0.00% to 0.90%	12.11% to 13.14%
2003	12	$7.10 to $8.22	97	-	0.00% to 0.90%	23.48% to 24.73%
2002	9	$5.75 to $6.59	56	0.53	0.00% to 0.90%	-25.52% to -24.86%
2001	6	$7.72 to $8.77	51	7.19	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING Salomon Brothers Investors
2004	3	$14.21 to $14.43	50	-	0.00% to 0.90%	9.22% to 10.24%
2003	1	$13.01 to $13.09	13	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Stock Index
2004	1,128	$10.99 to $11.05	12,416	(e)	0.00% to 0.90%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation
2004	207	$15.18 to $15.71	3,181	1.49	0.00% to 0.90%	15.88% to 16.98%
2003	125	$13.10 to $13.43	1,658	0.69	0.00% to 0.90%	24.17% to 25.28%
2002	91	$10.55 to $10.72	962	3.37	0.00% to 0.90%	-0.38% to 0.56%
2001	33	$10.59 to $10.66	353	12.99	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

S-72

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Equity Income
2004	13	$14.47 to $14.69	$ 193	1.67%	0.00% to 0.90%	14.12% to 15.13%
2003	4	$12.68 to $12.76	47	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity Growth
2004	516	$10.67 to $10.73	5,507	(e)	0.00% to 0.90%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Real Estate
2004	31	$17.66 to $17.93	548	2.77	0.00% to 0.90%	36.9% to 38.14%
2003	8	$12.90 to $12.98	102	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING JP Morgan Mid Cap Value
2004	7	$15.23 to $15.47	108	-	0.00% to 0.90%	19.73% to 20.86%
2003	1	$12.72 to $12.80	18	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

S-73

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING PIMCO Total Return
2004	16	$10.57 to $10.73	$ 171	-%	0.00% to 0.90%	3.63% to 4.58%
2003	8	$10.20 to $10.26	77	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Salomon Brothers Aggressive Growth
2004	3	$13.87 to $14.08	43	-	0.00% to 0.90%	8.78% to 9.74%
2003	3	$12.75 to $12.83	33	(d)	0.00% to 0.90%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock
2004	25	$12.45 to $12.76	313	-	0.00% to 0.90%	15.81% to 16.96%
2003	14	$10.75 to $10.91	148	3.70	0.00% to 0.90%	28.74% to 29.88%
2002	2	$8.35 to $8.40	14	0.80	0.00% to 0.90%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income
2004	7	$10.79 to $11.06	77	-	0.00% to 0.90%	9.88% to 10.93%
2003	3	$9.82 to $9.97	32	-	0.00% to 0.90%	26.22% to 27.33%
2002	-	$7.78 to $7.83	1	-	0.00% to 0.90%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

S-74

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Growth
2004	-	$10.97	$ 3	(e)%	0.00% to 0.90%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus LargeCap
2004	34	$10.87 to $11.15	372	1.02	0.00% to 0.90%	9.58% to 10.62%
2003	22	$9.92 to $10.08	216	1.79	0.00% to 0.90%	24.94% to 26.16%
2002	1	$7.94 to $7.99	8	-	0.00% to 0.90%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus MidCap
2004	53	$12.52 to $12.83	675	0.40	0.00% to 0.90%	15.5% to 16.53%
2003	29	$10.84 to $11.01	320	0.45	0.00% to 0.90%	31.23% to 32.49%
2002	15	$8.26 to $8.31	121	0.15	0.00% to 0.90%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus SmallCap
2004	30	$13.34 to $13.67	406	-	0.00% to 0.90%	21.05% to 22.05%
2003	21	$11.02 to $11.20	237	-	0.00% to 0.90%	34.88% to 36.09%
2002	9	$8.17 to $8.23	74	0.20	0.00% to 0.90%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

S-75

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP MagnaCap
2004	11	$10.46 to $10.81	$ 120	1.88%	0.00% to 0.90%	8.17% to 8.97%
2003	9	$9.67 to $9.92	93	1.42	0.00% to 0.90%	29.80% to 31.04%
2002	6	$7.45 to $7.57	48	1.33	0.00% to 0.90%	-23.43% to -22.76%
2001	1	$9.73 to $9.80	13	1.15	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MidCap Opportunities
2004	23	$10.03 to $10.38	242	-	0.00% to 0.90%	10.46% to 11.49%
2003	15	$9.08 to $9.31	137	-	0.00% to 0.90%	35.52% to 36.71%
2002	5	$6.70 to $6.81	32	-	0.00% to 0.90%	-26.54% to -25.82%
2001	1	$9.12 to $9.18	8	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities
2004	42	$8.11 to $8.39	351	-	0.00% to 0.90%	9.15% to 10.10%
2003	46	$7.43 to $7.62	351	-	0.00% to 0.90%	37.34% to 38.80%
2002	26	$5.41 to $5.49	144	-	0.00% to 0.90%	-44.11% to -43.63%
2001	11	$9.68 to $9.74	108	0.36	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Janus Aspen Balanced - Institutional
2004	280	$21.45	6,001	2.18	0.90%	7.52%
2003	315	$19.95	6,293	2.15	0.90%	13.03%
2002	335	$17.65	5,917	2.41	0.90%	-8.31%
2001	374	$19.25	7,205	2.59	0.90%	-5.22%
2000	378	$20.31	7,675	(a)	(a)	(a)

S-76

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Balanced - Service
2004	128	$10.54 to $11.18	$ 1,409	0.02%	0.00% to 0.90%	7.33% to 8.33%
2003	123	$9.82 to $10.32	1,251	1.88	0.00% to 0.90%	12.61% to 13.66%
2002	109	$8.72 to $9.08	978	2.37	0.00% to 0.90%	-7.43% to -6.68%
2001	36	$9.42 to $9.73	352	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Janus Aspen International Growth - Institutional
2004	99	$19.34	1,908	0.87	0.90%	17.85%
2003	108	$16.41	1,767	1.15	0.90%	33.74%
2002	111	$12.27	1,367	0.84	0.90%	-27.01%
2001	141	$16.81	2,371	1.04	0.90%	-23.76%
2000	140	$22.05	3,087	(a)	(a)	(a)
Janus Aspen International Growth - Service
2004	38	$7.91 to $8.76	298	0.88	0.00% to 0.90%	17.74% to 18.77%
2003	23	$6.66 to $7.44	157	0.90	0.00% to 0.90%	33.33% to 34.55%
2002	13	$4.95 to $5.58	66	0.79	0.00% to 0.90%	-26.48% to -25.79%
2001	3	$6.67 to $7.59	23	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Janus Aspen Mid Cap Growth - Institutional
2004	369	$14.87	5,488	-	0.90%	19.63%
2003	385	$12.43	4,783	-	0.90%	33.94%
2002	378	$9.28	3,507	-	0.90%	-29.86%
2001	362	$13.23	4,795	-	0.90%	-39.70%
2000	254	$21.94	5,566	(a)	(a)	(a)

S-77

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Mid Cap Growth - Service
2004	73	$4.84 to $6.80	$ 367	-%	0.00% to 0.90%	19.30% to 20.40%
2003	76	$4.02 to $5.70	322	-	0.00% to 0.90%	33.80% to 34.90%
2002	56	$2.98 to $4.26	173	-	0.00% to 0.90%	-28.88% to -28.19%
2001	20	$4.15 to $5.99	86	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Janus Aspen Worldwide Growth - Institutional
2004	267	$15.96	4,255	0.97	0.90%	3.84%
2003	285	$15.37	4,376	1.07	0.90%	22.86%
2002	279	$12.51	3,495	0.89	0.90%	-27.10%
2001	304	$17.16	5,212	0.50	0.90%	-22.91%
2000	272	$22.26	6,054	(a)	(a)	(a)
Janus Aspen Worldwide Growth - Service
2004	105	$6.47 to $7.17	685	0.95	0.00% to 0.90%	3.61% to 4.52%
2003	93	$6.19 to $6.92	578	0.89	0.00% to 0.90%	22.48% to 23.55%
2002	64	$5.01 to $5.65	323	0.82	0.00% to 0.90%	-27.19% to -25.67%
2001	20	$6.74 to $7.76	137	-	0.00% to 0.90%	-
2000	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Mid Cap Value VCT
2004	37	$13.91 to $14.26	514	0.27	0.00% to 0.90%	21.06% to 22.19%
2003	20	$11.49 to $11.67	229	-	0.00% to 0.90%	36.14% to 37.46%
2002	7	$8.44 to $8.49	62	2.13	0.00% to 0.90%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

S-78

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer Small Cap Value VCT
2004	37	$12.64 to $12.96	$ 472	-%	0.00% to 0.90%	19.02% to 20.11%
2003	25	$10.62 to $10.79	266	-	0.00% to 0.90%	34.26% to 35.55%
2002	14	$7.91 to $7.96	113	-	0.00% to 0.90%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Putnam VT Growth and Income
2004	57	$10.96 to $11.34	637	1.34	0.00% to 0.90%	10.04% to 11.07%
2003	40	$9.96 to $10.21	409	1.09	0.00% to 0.90%	26.40% to 27.47%
2002	18	$7.88 to $8.01	143	1.61	0.00% to 0.90%	-20.00% to -19.01%
2001	9	$9.85 to $9.89	87	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Putnam VT New Opportunities
2004	13	$9.43 to $9.76	130	-	0.00% to 0.90%	9.27% to 10.41%
2003	14	$8.63 to $8.84	120	-	0.00% to 0.90%	31.35% to 32.34%
2002	9	$6.57 to $6.68	57	-	0.00% to 0.90%	-31.20% to -30.49%
2001	7	$9.55 to $9.61	62	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Putnam VT Small Cap Value
2004	102	$17.40 to $18.00	1,805	0.32	0.00% to 0.90%	25.09% to 26.23%
2003	97	$13.91 to $14.26	1,368	0.29	0.00% to 0.90%	48.29% to 49.63%
2002	71	$9.38 to $9.53	667	1.20	0.00% to 0.90%	-19.00% to -18.27%
2001	29	$11.58 to $11.66	331	-	0.00% to 0.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

S-79

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT S-L1
(formerly Southland Separate Account L1)
Notes to Financial Statements

Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Putnam VT Voyager
	2004	35	$8.92 to $9.22	$ 320	0.33%	0.00% to 0.90%	4.08% to 5.01%
	2003	32	$8.57 to $8.78	278	0.47	0.00% to 0.90%	23.84% to 24.89%
	2002	21	$6.92 to $7.03	146	0.63	0.00% to 0.90%	-27.69% to -26.84%
	2001	7	$9.57 to $9.61	67	-	0.00% to 0.90%	(b)
	2000	(b)	(b)	(b)	(b)	(b)	(b)

(a)	Not provided for 2000.
(b)	As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

S-80

FINANCIAL STATEMENTS - STATUTORY BASIS
Security Life of Denver Insurance Company
Years ended December 31, 2004 and 2003
with Report of Independent Registered Public Accounting Firm

F-1

SECURITY LIFE OF DENVER INSURANCE COMPANY
Financial Statements - Statutory Basis
Years ended December 31, 2004 and 2003

F-2

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying statutory-basis balance sheets of Security Life of Denver Insurance Company (the "Company," and a wholly-owned direct subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado ("Colorado Division of Insurance"), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effect on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Security Life of Denver Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

F-3

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life of Denver Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance.

Atlanta, Georgia
April 5, 2005

F-4

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2004	2003
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 13,129,384	$ 14,355,051
Preferred stocks	20,325	12,520
Common stocks	75,063	78,197
Subsidiaries	83,962	76,187
Mortgage loans	3,283,563	3,360,613
Real estate, less accumulated depreciation (2004 - $13,992; 2003 - $13,109)	32,276	31,971
Contract loans	1,155,638	1,157,009
Other invested assets	108,293	185,527
Cash and short-term investments	842,029	436,834
Total cash and invested assets	18,730,533	19,693,909

Deferred and uncollected premiums, less loading (2004 - $2,265; 2003 - $2,612)	20,824	7,558
Accrued investment income	220,667	258,958
Reinsurance balances recoverable	41,464	150,699
Data processing equipment, less accumulated
depreciation(2004-$3,550;2003-$3,838)	-	31
Indebtedness from related parties	19	14
Federal income tax recoverable (including $69,896 and $80,920
net deferred tax assets at December 31, 2004 and 2003, respectively)	134,989	80,920
Separate account assets	1,974,914	1,830,315
Other assets	26,612	13,886
Total admitted assets	$ 21,150,022	$ 22,036,290

The accompanying notes are an integral part of these financial statements.

F-5

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2004	2003
	(In Thousands,
	except share amounts)

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 10,202,000	$ 10,329,461
Accident and health reserves	1,250	8
Deposit type contracts	6,336,731	7,351,074
Policyholders' funds	6,243	6,523
Dividends payable	2,215	3,993
Unpaid claims	20,128	219,525
Total policy and contract liabilities	16,568,567	17,910,584

Interest maintenance reserve	44,548	43,943
Accounts payable and accrued expenses	148,441	138,470
Reinsurance balances due	594,695	412,454
Federal income tax payable	-	2,426
Indebtedness to related parties	11,058	50,688
Contingency reserve	47,131	25,047
Asset valuation reserve	140,272	112,792
Borrowed money	553,620	378,274
Other liabilities	9,899	113,886
Separate account liabilities	1,962,045	1,811,812
Total liabilities	20,080,276	21,000,376

Capital and surplus:
Common stock: $20,000 par value; authorized 149 shares;
issued and outstanding 144 shares	2,880	2,880
Surplus notes	165,032	165,032
Paid-in and contributed surplus	934,778	934,778
Unassigned deficit	(32,944)	(66,776)

Total capital and surplus	1,069,746	1,035,914
Total liabilities and capital and surplus	$ 21,150,022	$ 22,036,290

The accompanying notes are an integral part of these financial statements.

F-6

Security Life of Denver Insurance Company
Statements of Operations - Statutory Basis
	Year ended December 31
	2004	2003
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 1,259,922	$ 1,518,182
Policy proceeds and dividends left on deposit	84	51
Net investment income	842,988	879,482
Amortization of interest maintenance reserve	(12,135)	(10,375)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	163,916	274,876
Other income	122,606	97,955
Total premiums and other revenues	2,377,381	2,760,171
Benefits paid or provided:
Death benefits	340,989	556,608
Annuity benefits	14,153	14,673
Surrender benefits	1,017,837	1,384,450
Interest on policy or contract funds	289,995	234,620
Accident and health benefits	553	(63)
Other benefits	8,081	542
Change in life, annuity, and accident and health reserves	(20,627)	(134,488)
Net transfers to separate accounts	92,380	59,513
Total benefits paid or provided	1,743,361	2,115,855
Insurance expenses:
Commissions	480,700	405,142
General expenses	176,702	158,161
Insurance taxes, licenses and fees, excluding federal income taxes	27,687	31,896
Miscellaneous deductions	43,206	2,260
Total insurance expenses	728,295	597,459
(Loss) gain from operations before policyholder dividends,
federal income taxes and net realized capital losses	(94,275)	46,857
Dividends to policyholders	1,253	2,777
(Loss) gain from operations before federal income taxes and
net realized capital losses	(95,528)	44,080
Federal income tax (benefit) expense	(143,489)	128,340
Gain (loss) from operations before net realized capital losses	47,961	(84,260)
Net realized capital losses, net of income taxes	(6,682)	(51,852)
Net income (loss)	$ 41,279	$ (136,112)

The accompanying notes are an integral part of these financial statements.

F-7

Security Life of Denver Insurance Company
Statements of Changes in Capital and Surplus-Statutory Basis

	Year ended December 31
	2004	2003
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,880	$ 2,880
Surplus notes:
Balance at beginning and end of year	165,032	165,032
Paid-in and contributed surplus:
Balance at beginning of year	934,778	914,778
Capital contributions	-	20,000
Balance at end of year	934,778	934,778

Unassigned deficit:
Balance at beginning of year	(66,776)	73,431
Net income (loss)	41,279	(136,112)
Change in net unrealized capital gains or losses	14,448	14,535
Change in nonadmitted assets	153,378	(63,953)
Change in liability for reinsurance in unauthorized companies	2,701	298
Change in asset valuation reserve	(27,480)	(26,911)
Change in net deferred income tax	(128,882)	73,531
Dividends to stockholder	-	(136,055)
Deferred gain on reinsurance transaction	-	134,460
Amortization of deferred gain on reinsurance transaction	(20,174)	-
Change in additional minimum pension liability	(1,438)	-
Balance at end of year	(32,944)	(66,776)
Total capital and surplus	$ 1,069,746	$ 1,035,914

The accompanying notes are an integral part of these financial statements.

F-8

Security Life of Denver Insurance Company
Statements of Cash Flows-Statutory Basis
	Year ended December 31
	2004	2003
	(In Thousands)
Operations
Premiums, policy proceeds, and other
considerations received, net of reinsurance paid	$ 1,684,579	$ 1,666,208
Net investment income received	1,043,665	1,090,158
Commission, expenses and other miscellaneous expenses paid	(707,222)	(564,437)
Benefits paid	(2,986,209)	(1,567,613)
Net transfers (to) from separate accounts	(174,122)	19,093
Dividends paid to policyholders	(3,031)	(2,667)
Federal income taxes received (paid)	48,363	(116,165)
Other revenues received	391,696	451,807
Net cash (used in) provided by operations	(702,281)	976,384
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	11,949,069	12,745,682
Stocks	21,367	10,286
Mortgage loans	621,265	587,575
Real estate	5,859	1,375
Other invested assets	15,052	12,737
Net (loss) gain on cash and short term investments	(28,892)	9,607
Miscellaneous proceeds	64,236	61,278
Net proceeds from sales, maturities, or repayments of investments	12,647,956	13,428,540
Cost of investments acquired:
Bonds	10,825,302	13,767,690
Stocks	26,821	3,954
Mortgage loans	544,499	667,541
Real estate	4,550	-
Other invested assets	16,079	15,702
Miscellaneous applications	55,191	41,338
Total cost of investments acquired	11,472,442	14,496,225
Net change in contract loans	1,371	(19,498)
Net cash provided by (used in) investment activities	1,176,885	(1,087,183)
Financing and miscellaneous activities
Cash (used in) provided by:
Capital and surplus paid-in	-	30,620
Borrowed money received	175,339	17,789
Net deposits on deposit-type contract funds	42,734	50,604
Dividends to stockholders	-	(224,755)
Other (uses) sources	(287,482)	228,863
Net cash (used in) provided by financing and miscellaneous activities	(69,409)	103,121
Net change in cash and short-term investments	405,195	(7,678)
Cash and short-term investments
Beginning of year	436,834	444,512
End of year	$ 842,029	$ 436,834
The accompanying notes are an integral part of these financial statements.

F-9

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

1.	Nature of Operations and Significant Accounting Policies

Security Life of Denver Insurance Company (the "Company") is domiciled in Colorado and is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). ING AIH's ultimate parent is ING Groep, N.V. ("ING"), a global financial services company based in The Netherlands. The Company focuses on three markets: the advanced market, reinsurance to other insurers, and the investment products market. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate-owned life insurance. These products include traditional life, interest-sensitive life, universal life, and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In the reinsurance market, the Company offers financial security to clients through a mix of total risk management and traditional life insurance services. In the investment products market, the Company offers guaranteed investment contracts, funding agreements, and trust notes to institutional buyers.

An affiliate, Southland Life Insurance Company ("Southland"), merged with and into the Company on October 1, 2004. The transaction was approved by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado ("Colorado Division of Insurance") and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Southland. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income (loss) and other surplus adjustments for the nine months ended September 30, 2004 were $1,803,240,000, $130,837,000 and $1,002,921,000, respectively, for the Company and $305,811,000, $45,812,000 and $181,174,000, respectively, for Southland.

On October 17, 2004, the Company and its Bermuda-based affiliate, Security Life of Denver International ("SLDI"), signed an Asset Purchase Agreement with Scottish Re Group Limited and Scottish RE (U.S.), Inc. (collectively, "Scottish Re"); additionally, Scottish Re Life (Bermuda) Limited ("Scottish Bermuda"), a wholly-owned subsidiary of Scottish Re formed under the law of Bermuda, also signed the Asset Purchase Agreement upon its formation. Pursuant to the Asset Purchase Agreement and reinsurance agreements entered into in connection therewith, the Company and SLDI reinsured their individual life reinsurance business (and sold certain systems and operating assets used in the individual life reinsurance business) to Scottish Re and Scottish Bermuda on a 100% coinsurance basis. The transaction closed on December 31, 2004, and the Company paid a ceding commission of approximately $560 million and transferred assets backing reserves and miscellaneous other liabilities on the individual life reinsurance to Scottish Re and Scottish Bermuda. The ceding commission (net of taxes), along with other reserve assets, will be held in trust for the benefit of the Company and SLDI to secure Scottish Re's and Scottish Bermuda's obligations as reinsurer on the acquired business.

F-10

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

ING AIH remains obligated to maintain collateral for certain reserve requirements of the business transferred from SLDI for the duration of such reserve requirements or until underlying reinsurance contracts are novated to Scottish Re or until Scottish Re puts into place its own collateral for such reserve requirements. The ceding commission will be released from trust based upon a predetermined schedule or upon the earlier release of ING AIH collateral obligations.

As of, and for the twelve months ended December 31, 2004, the financial impacts to the Company are a reduction in invested assets of $472 million, a reduction in capital and surplus of $116 million, and a reduction in net income of approximately $116 million.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating

F-11

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles ("SSAP") No. 31, Derivative Instruments applies to derivative transactions prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value, and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus (deficit) along with adjustment for federal income taxes.

Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned deficit.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

F-12

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus (deficit), rather than being included as a component of earnings as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. In deposit accounting, premiums are credited to an appropriate policy reserve account, without recognizing premium through income.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

F-13

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus (deficit). Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life the business for GAAP purposes. For statutory, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit).

Employee Benefits: For purposes of calculating the Company's pension and postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

F-14

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

F-15

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus (deficit) along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

The Company uses derivatives such as interest rate swaps, caps and floors as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

F-16

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

The derivatives are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

The Company's insurance subsidiaries are reported at their underlying statutory-basis net assets plus the admitted portion of goodwill, and the Company's noninsurance subsidiary is reported at the GAAP basis of its net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

F-17

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 11.3%.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds

F-18

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight-line basis over the estimated useful life of the asset.

Participating Insurance

Participating business approximates less than 1.0% of the Company's ordinary life insurance in force and 0.8% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Policyholder dividends of $1,253,000 and $2,777,000 were paid in 2004 and 2003, respectively.

Pension Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

F-19

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2004	2003
	(In Thousands)
Contract loans	$ 203	$ 203
Deferred federal income taxes	171,861	290,383
Debit suspense	-	7,220
Agents' debit balances	1,839	6,463
Furniture and equipment	306	1,555
Deferred and uncollected premium	672	872
Non-operating software asset in progress	-	11,582
Other	2,351	12,332
Total nonadmitted assets	$ 177,232	$ 330,610

Changes in nonadmitted assets are generally reported directly in unassigned surplus (deficit) as an increase or decrease in nonadmitted assets. Certain changes are reported directly in unassigned surplus (deficit) as a change in unrealized capital gains or losses.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2004. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2004.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

Separate Accounts

More than half of the separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

F-20

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying financial statements. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $20.8 million and $16.9 million at December 31, 2004 and 2003, respectively.

Reclassifications

Certain prior year amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2004 financial statement presentation.

2.	Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Colorado. The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Colorado. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Colorado Division of Insurance. As of December 31, 2004 and 2003, the Company had no such permitted accounting practices.

F-21

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
3.	Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2004:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 94,988	$ 5,430	$ 211	$ 100,207
States, municipalities,
and political subdivisions	6,152	478	79	6,551
Foreign government	264,256	27,811	762	291,305
Foreign other	1,861,037	96,613	6,772	1,950,878
Public utilities securities	1,091,894	60,653	3,083	1,149,464
Corporate securities	4,694,821	226,827	10,995	4,910,653
Residential mortgage-backed securities	3,866,854	45,944	68,088	3,844,710
Commercial mortgage-backed
securities	410,176	16,123	1,648	424,651
Other asset-backed securities	840,155	12,881	30,717	822,319

Total bonds	13,130,333	492,760	122,355	13,500,738

Preferred stocks	20,325	348	2,392	18,281
Common stocks	73,293	1,782	12	75,063

Total equity securities	93,618	2,130	2,404	93,344

Total	$ 13,223,951	$ 494,890	$ 124,759	$ 13,594,082

F-22

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2003:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 67,153	$ 5,688	$ 220	$ 72,621
States, municipalities,
and political subdivisions	6,734	190	161	6,763
Foreign government	292,962	26,846	2,237	317,571
Foreign other	1,736,130	99,965	13,903	1,822,192
Public utilities securities	1,246,494	75,325	5,969	1,315,850
Corporate securities	5,468,005	281,215	27,156	5,722,064
Residential mortgage-backed securities	4,292,587	70,281	61,563	4,301,305
Commercial mortgage-backed securities	296,227	18,464	3,197	311,494
Other asset-backed securities	960,402	12,790	46,086	927,106
Total bonds	14,366,694	590,764	160,492	14,796,966
Preferred stocks	12,520	-	2,832	9,688
Common stocks	74,981	3,228	12	78,197
Total equity securities	87,501	3,228	2,844	87,885
Total	$ 14,454,195	$ 593,992	$ 163,336	$ 14,884,851

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2004	2003
	(In Thousands)
Amortized cost	$ 13,130,333	$ 14,366,694
Less: nonadmitted bonds	(949)	(11,643)
Carrying value	$ 13,129,384	$ 14,355,051

As of December 31, 2004, the aggregate market value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
months and less
	Less than 6	than 12 months	More than 12
	months below cost	below cost	months below cost	Total
(In Thousands)
Fair value	$ 1,738,913	$ 726,727	$ 664,598	$ 3,130,238
Unrealized loss	36,297	18,324	67,734	122,355

F-23

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Of the unrealized losses less than 6 months in duration of $36 million as of December 31, 2004, $31 million related to securities under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1.3 billion. The remaining unrealized losses of $5 million are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected.

Of the losses more than 6 months and less than 12 months in duration of $18 million as of December 31, 2004, $15 million related to securities reviewed for impairment under the guidance prescribed by SSAP No. 43. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $619 million. The remaining unrealized losses of $3 million are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected.

Of the losses more than 12 months in duration of $68 million as of December 31, 2004, $63 million related to securities reviewed for impairment under the guidance prescribed by SSAP No. 43. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $617 million. The remaining unrealized losses of $5 million are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected.

The amortized cost and fair value of investments in bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$ 581,684	$ 590,819
Due after 1 year through 5 years	2,674,495	2,771,586
Due after 5 years through 10 years	2,500,304	2,649,013
Due after 10 years	2,256,665	2,397,640
	8,013,148	8,409,058
Residential mortgage-backed securities	3,866,854	3,844,710
Commercial mortgage-backed securities	410,176	424,651
Other asset-backed securities	840,155	822,319
Total	$ 13,130,333	$ 13,500,738

F-24

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

At December 31, 2004 and 2003, investments in certificates of deposit and bonds with an admitted asset value of $32,389,000 and $33,912,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a market value of approximately $97,699,000 and $22,867,000, at December 31, 2004 and 2003, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $5,053,021,000 and $6,978,722,000 in 2004 and 2003, respectively. Gross gains of $87,294,000 and $125,995,000 and gross losses of $30,901,000 and $39,944,000 during 2004 and 2003, respectively, were realized on those sales. A portion of the gains and losses realized in 2004 and 2003 has been deferred to future periods in the IMR.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year ended December 31
	2004	2003
	(In Thousands)
Realized capital gains (losses)	$ 8,849	$ (7,000)
Less amount transferred to IMR (net of related taxes of
$5,262 in 2004 and $11,083 in 2003)	(9,772)	(20,583)
Less federal income taxes on realized capital gains	(5,759)	(24,269)
Net realized capital losses	$ (6,682)	$ (51,852)

In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on the investment portfolio or to manage interest rate risk.

The table below summarizes the number of transactions, book value, and gain/loss of the Company's financial instruments with securities sold and reacquired within 30 days of the sale date:

			Cost of
	Number of		Securities
Bonds	Transactions	Book Value	Repurchased	Gain

NAIC 3	59	$ 56,004,355	$ 60,993,989	$ 17,797
NAIC 4	25	15,069,163	15,069,163	-
NAIC 5	1	2,879,593	2,879,593	-
NAIC 6	14	12,148,796	11,628,142	-

F-25

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2004	2003
	(In Thousands)
Income:
Equity securities-unaffiliated	$ 5,489	$ 8,330
Bonds	808,164	810,205
Mortgage loans	214,055	215,254
Contract loans	64,798	75,109
Real estate	3,875	4,698
Derivative investments	(164,692)	(175,836)
Other	(2,454)	10,043
Total investment income	929,235	947,803
Investment expenses	(86,247)	(68,321)
Net investment income	$ 842,988	$ 879,482

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $438,404,000 and $255,715,000 at December 31, 2004 and 2003, respectively. The securities, underlying these agreements are mortgage-backed securities with a book value of $436,748,000 and $253,499,000 and fair value of $439,179,000 and $256,420,000 at December 31, 2004 and 2003, respectively. At December 31, 2004, the securities had a weighted average coupon rate of 5.5% and had maturities ranging from December 2019 through December 2034. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2004. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.45%. The agreements mature prior to the end of January 2005. As of December 31, 2004 and 2003, the amount outstanding on these agreements was $115,200,000 and $36,200,000, respectively, and was included in borrowed money on the balance sheets. The securities underlying these agreements are mortgage-backed securities with a book value of $114,807,000 and $36,500,000 and fair value of $115,135,000 and $36,854,000 at December 31, 2004 and 2003, respectively.

F-26

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

The securities have a weighted average coupon rate of 5.1% and have maturities ranging from October 2015 through January 2035.

The Company is a member of the Federal Home Loan Bank of Topeka ("FHLB"). As a member of the FHLB, the Company has issued non-putable funding agreements with the FHLB. Assets with a book value of $1,348,717,000 collateralize these agreements. The reserves on these agreements were $1,161,216,000 at December 31, 2004.

The maximum and minimum lending rates for long-term mortgage loans during 2004 were 6.58% and 3.35%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75.5% on commercial properties. As of December 31, 2004, the Company held no mortgages with interest more than 180 days overdue. Total interest on past due mortgages was $88,027 and $90,467 as of December 31, 2004 and 2003, respectively.

4.	Derivative Financial Instruments Held for Purposes Other than Trading

The Company only uses derivatives for hedging purposes by entering into derivatives such as swaps, caps, floors, and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. The Company's hedge accounting practices are in accordance with the requirements set in SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

F-27

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination. Changes in the fair value of effective hedge derivatives are recorded as investment income. Changes in the fair value of ineffective hedge derivatives are recorded as unrealized gains and losses in surplus. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as unrealized gains and losses. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2004 and 2003:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2004
Swaps	$ 9,245,973	$ (1,433)	$ (119,788)
Caps owned	195,100	2,132	263
Options owned	40,000	1,032	1,032
Total derivatives	$ 9,481,073	$ 1,731	$ (118,493)

December 31, 2003
Swaps	$ 9,977,615	$ 5,533	$ (233,030)
Caps owned	525,151	4,498	747
Options owned	42,000	4,025	4,025
Total derivatives	$ 10,544,766	$ 14,056	$ (228,258)

F-28

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
5.	Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $894,302,000 and $1,011,304,000 and an aggregate market value of $935,881,000 and $1,050,506,000 at December 31, 2004 and 2003, respectively. Those holdings amounted to 6.8% of the Company's investments in bonds and 4.7% of total admitted assets at December 31, 2004. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $258,641,000 and $320,363,000 with an aggregate NAIC market value of $263,535,000 and $322,460,000 at December 31, 2004 and 2003, respectively. The carrying value of these holdings amounted to 2.0% of the Company's investment in bonds and 1.3% of the Company's total admitted assets at December 31, 2004.

At December 31, 2004, the Company's commercial mortgages involved a concentration of properties located in California (17.1%) and Florida (9.5%). The remaining commercial mortgages relate to properties located in 43 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $52,072,000.

6.	Annuity Reserves

At December 31, 2004 and 2003, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2004
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 1,829,152	20.8%
At book value less surrender charge	25,927	0.3
Subtotal	1,855,079	21.1

Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	115,996	1.3
Not subject to discretionary withdrawal	6,823,528	77.6
Total annuity reserves and deposit fund liabilities
before reinsurance	8,794,603	100.0%
Less reinsurance ceded	-
Net annuity reserves and deposit fund liabilities	$ 8,794,603

F-29

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

	Amount	Percent
	(In Thousands)
December 31, 2003
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 2,954,534	28.6%
At book value less surrender charge	31,470	0.3
Subtotal	2,986,004	28.9

Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	311,264	3.0
Not subject to discretionary withdrawal	7,044,158	68.1
Total annuity reserves and deposit fund liabilities
before reinsurance	10,341,426	100.0%
Less reinsurance ceded	11,761
Net annuity reserves and deposit fund liabilities	$ 10,329,665

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $1,796,631,000 at December 31, 2004. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $71,000,000 at December 31, 2004. The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

F-30

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
7.	Employee Benefit Plans

Pension Plan and Postretirement Benefits

The Company sponsors non-contributory defined benefit pension plans covering United States employees. The Company also provides certain health care and life insurance benefits for retired employees.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits		Other Benefits

	2004	2003	2004	2003
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 10,159	$ 11,433	$ 6,937	$ 5,658
Service cost	-	-	535	430
Interest cost	606	752	420	359
Contribution by plan participants	-	-	395	367
Actuarial gain (loss)	7,222	(1,002)	(1,281)	926
Benefits paid	(1,046)	(1,024)	(773)	(804)
Plan amendments	(3)	-	-	-
Business combinations	-	-	175	-
Benefit obligation at end of year	$ 16,938	$ 10,159	$ 6,408	$ 6,937

Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -
Employer contribution	1,046	1,024	378	437
Plan participants' contributions	-	-	395	367
Benefits paid	(1,046)	(1,024)	(773)	(804)
Fair value of plan assets at end of year	$ -	$ -	$ -	$ -

F-31

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

	Pension Benefits		Other Benefits
	2004	2003	2004	2003
	(In Thousands)
Funded status	$ (16,938)	$ (10,159)	$ (6,408)	$ (6,937)
Unamortizated prior service credit	(369)	(402)	(1,532)	(1,971)
Unrecognized net gain/(loss)	3,929	(3,667)	(1,406)	27
Remaining net obligation	10,314	10,959	-	-
Net amount recorded	$ (3,064)	$ (3,269)	$ (9,346)	$ (8,881)

Components of net periodic benefit cost
Service cost	$ -	$ -	$ 535	$ 430
Interest cost	606	752	-	359
Amortization of unrecognized transition
obligationortransitionasset	645	645	-	-
Amount of recognized gains and losses	(373)	(208)	(24)	(64)
Amount of prior service cost recognized	(36)	(36)	(281)	(123)
Amount of gain or loss recognized due to a
settlementorcurtailment	-	-	177	-
Temporary deviation cost	-	-	17	-
Total net periodic benefit cost	$ 842	$ 1,153	$ 424	$ 602

Benefit obligation for nonvested employees	$ -	$ 59	$ 626	$ 3,376

Assumptions used in determining the accounting for the supplemental employees retirement plan and other post-retirement benefit plans as of December 31, 2004 and 2003 were as follows:

	Pension Benefits		Other Benefits
	2004	2003	2004	2003

Weighted-average discount rate	6.00%	6.25%	6.00%	6.25%
Rate of increase in compensation level	4.00%	3.75%	4.00%	3.75%
Expected long-term rate of return on assets	8.25%	8.75%	8.25%	8.75%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 10%, decreasing gradually to 5% for 2009 and thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2004 by $74,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2004 by $71,000.

F-32

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
401(k) Plan

The ING Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $13,000 for 2004 and $12,000 for 2003. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $2,714,000 and $1,902,000 for 2004 and 2003, respectively.

8.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2004
Premium, consideration or deposits for the year	$ -	$ 18,109	$ 18,109

Reserves for separate accounts with assets at:
Fair value	$ -	$ 1,129,982	$ 1,129,982
Amortized cost	751,460	-	751,460
Total reserves	$ 751,460	$ 1,129,982	$ 1,881,442

Reserves for separate accounts by
withdrawal characteristics:
Subject to descretionary withdrawal:
With market value adjustment	$ -	$ -	$ -
At book value without market value adjustment
and with current surrender charge of 5% or more	-	515,275	515,275
At market value	-	-	-
At book value without market value adjustment
and with current surrender charge less than 5%	-	614,707	614,707
Subtotal	-	1,129,982	1,129,982
Not subject to discretionary withdrawal	751,460	-	751,460
Total separate account aggregate reserves	$ 751,460	$ 1,129,982	$ 1,881,442

F-33

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)

December 31, 2003
Premium, consideration or deposits for the year	$ -	$ 183,589	$ 183,589

Reserves for separate accounts with assets at:
Fair value	$ -	$ 1,040,884	$ 1,040,884
Amortized cost	750,901	-	750,901
Total reserves	$ 750,901	$ 1,040,884	$ 1,791,785

Reserves for separate accounts by
withdrawal characteristics:
Subject to descretionary withdrawal:
With market value adjustment	$ -	$ -	$ -
At book value without market value adjustment
and with current surrender charge of 5% or more	-	520,938	520,938
At market value	-	-	-
At book value without market value adjustment
and with current surrender charge less than 5%	-	519,946	519,946
Subtotal	-	1,040,884	1,040,884

Not subject to discretionary withdrawal	750,901	-	750,901
Total separate account aggregate reserves	$ 750,901	$ 1,040,884	$ 1,791,785

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended
	December 31
	2004	2003
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 215,286	$ 183,710
Transfers from separate accounts	(122,906)	(124,197)
Transfers as reported in the Statement of Operations	$ 92,380	$ 59,513

F-34

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
9.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $1,080,056,000 and $1,008,921,000 for the years ended December 31, 2004 and 2003, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2004	2003
	(In Thousands)

Premiums	$ 1,302,645	$ 1,204,572
Benefits paid or provided	647,397	448,297
Policy and contract liabilities at year end	4,455,875	2,810,721

During 2004 and 2003, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

10.	Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return with its parent, ING AIH, and other U.S. affiliates and subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

F-35

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

The components of the net deferred tax asset (liability) are as follows:

	December 31
	2004	2003
	(In Thousands)
Total deferred tax assets	$ 295,381	$ 411,280
Total deferred tax liabilities	(53,624)	(39,977)
Net deferred tax assets	241,757	371,303
Deferred tax asset nonadmitted	(171,861)	(290,383)
Net admitted deferred tax asset	$ 69,896	$ 80,920
Decrease (increase) in nonadmitted asset	$ 118,522	$ (55,978)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2004	2003
	(In Thousands)
Federal tax (benefit) expense on operations	$ (143,489)	$ 128,340
Federal tax benefit on capital gains	5,759	24,269
Total current tax (benefit) expense	$ (137,730)	$ 152,609

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2004	2003
	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 123,663	$ 177,349
Insurance reserves	62,983	98,914
Investments	57,621	68,338
Compensation and employee benefits	30,462	22,431
Due and deferred premium	-	13,343
Nonadmitted assets	2,690	11,376
Unrealized loss on investments	3,070	3,735
Litigation accruals	5,384	8,766
Depreciable assets	4,750	4,737
Other	4,758	2,291
Total deferred tax assets	295,381	411,280
Deferred tax assets nonadmitted	(171,861)	(290,383)
Admitted deferred tax assets	123,520	120,897
Deferred tax liabilities resulting from book/tax differences in:
Insurance reserves	4,770	10,400
Investments	31,476	5,694
Due and deferred premiums	7,773	22,969
Other	9,605	914
Total deferred tax liabilities	53,624	39,977
Net admitted deferred tax asset	$ 69,896	$ 80,920

F-36

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

The change in net deferred income taxes is comprised of the following:

	December 31
	2004	2003	Change
	(In Thousands)
Total deferred tax assets	$ 295,381	$ 411,280	$ (115,899)
Total deferred tax liabilities	53,624	39,977	13,647
Net deferred tax asset	$ 241,757	$ 371,303	(129,546)
Remove current year change in unrealized gains			(664)
Change in net deferred income tax			(128,882)
Remove other items in surplus:
Current year change in non-admitted assets			9,496
Additional minimum pension liability			(503)
Change in deferred taxes for rate reconciliation			$ (119,889)

The provision for federal income tax expense and change in deferred taxes differs from the amount from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

Year Ended
December 31, 2004
(In Thousands)

Ordinary loss	$ (95,528)
Capital losses	(924)
Total pre-tax book loss	$ (96,452)

Provision computed at statutory rate	$ (33,758)
Reserves	7,000
Interest maintenance reserve	7,668
Dividend received deduction	(609)
Refinement of deferred tax balances	6,973
Amortization of reinsurance gain	(7,061)
Other	1,946
Total	$ (17,841)
Federal income tax benefit	$ (137,730)
Change in net deferred income taxes	119,889
Total statutory income tax benefit	$ (17,841)

F-37

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0 and $125,116,372 from 2004 and 2003, respectively.

Under the inter-company tax sharing agreement, the Company has a receivable from ING AIH of $65,092,000 and a payable to ING AIH of $24,276,000 for federal income taxes as of December 31, 2004 and 2003, respectively.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Company's Policyholders' Surplus Account accumulated balance of $60,490,000.

11.	Investment in and Advances to Subsidiaries

The Company has one wholly owned insurance subsidiary at December 31, 2004, Midwestern United Life Insurance Company ("Midwestern United"). The Company also has three wholly owned noninsurance subsidiaries: First Secured Mortgage Deposit Corporation, ING America Equities, Inc. ("IAE"), and Draft Funding LLC.

IAE is a wholesale broker/dealer whose business activities consist only of the distribution of variable life and annuity contracts. IAE does not hold customer funds or securities.

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

	December 31
	2004	2003
	(In Thousands)
Common stock (cost-$40,746 in 2004 and 2003)	$ 83,962	$ 76,187

Summarized financial information for these subsidiaries is as follows:

	December 31
	2004	2003
	(In Thousands)
Revenues	$ 50,200	$ 56,962
Income before net realized gains on investments	8,939	2,884
Net income	5,664	3,267
Admitted assets	261,411	258,403
Liabilities	177,449	182,216

F-38

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

12.	Capital and Surplus

Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1,500,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Colorado Division of Insurance is limited to the greater of the net gain from operations or 10% of surplus at December 31 of the preceding year.

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

The Company has two surplus notes to a related party for $65,032,000 and $100,000,000, which represent the cumulative cash draws on two $100,000,000 commitments issued by ING AIH through December 31, 2004, less principal payments. The surplus notes bear interest at a variable rate equal to the prevailing rate for 10-year U.S. Treasury bonds plus 1/4%, adjusted annually. The principal sum plus accrued interest shall be repaid in five annual installments beginning April 15, 2017 and continuing through April 15, 2021 ("Repayment Period"). The repayment amount shall be determined and adjusted annually on the last day of December, commencing December 31, 2016, and shall be an amount calculated to amortize any unpaid principal plus accrued interest over the years remaining in the Repayment Period.

The repayment of these notes are payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level. There were no principal or interest payments in 2004 or 2003.

13.	Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

F-39

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

	December 31
	2004		2003

	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$ 13,129,384	$ 13,500,738	$ 14,355,051	$ 14,796,965
Preferred stocks	20,325	18,281	12,520	9,688
Unaffiliated common stocks	75,063	75,063	78,197	78,197
Mortgage loans	3,283,563	3,456,218	3,360,613	3,607,791
Contract loans	1,155,638	1,155,638	1,157,009	1,157,009
Derivative securities	1,731	(118,493)	14,056	(228,258)
Short-term investments	775,500	775,500	278,270	278,270
Cash	66,529	66,529	158,564	158,564
Investment in surplus notes	35,000	46,890	35,000	45,677
Indebtedness from related parties	19	19	14	14
Separate account assets	1,974,914	1,974,914	1,830,315	1,830,315
Receivable for securities	20,425	20,425	98,277	98,277
Liabilities:
Individual and group annuities	1,665,348	1,696,346	2,184,519	2,265,574
Deposit type contract	6,336,731	6,342,498	7,351,074	8,117,203
Policyholder funds	6,243	6,243	6,523	6,523
Indebtedness to related parties	11,058	11,058	50,688	50,688
Separate account liabilities	1,962,045	1,962,045	1,811,812	1,811,812
Payable for securities	12,057	12,057	65,097	65,097

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

F-40

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.4% and 17.6% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2004 and 2003 is $13,684,062,000 and $14,576,839,000, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties' credit standing.

Investment in surplus notes: Estimated fair values in surplus notes were generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Off-balance-sheet instruments: The Company accepted additional deposits on existing synthetic guaranteed investment contracts in the amounts of $64,925,000 and $283,806,000 in 2004 and 2003, respectively, from trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these December 31, 2004 contracts. Such assets had a book value of $573,500,000 and

F-41

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

$1,086,097,000 at December 31, 2004 and 2003, respectively. Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 100% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism, which passes such interest rate risk to plan participants.

Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

14.	Commitments and Contingencies

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

The Company guarantees certain contractual policy obligations of its subsidiary, Midwestern United. In the unlikely event that Midwestern United was unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations, but any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company's future operations or financial position.

Guarantee Agreement

The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for $250,000,000 obligation of SLDI. The Company's Board of Directors approved this transaction on April 25, 2002. The other two affiliated life insurers were ReliaStar Life Insurance Company and Security-Connecticut (subsequently merged into ReliaStar Life Insurance Company on October 1, 2003). The joint and several guarantees of the two insurers are capped at $250,000,000. The States of Colorado and Minnesota did not disapprove the guarantee.

F-42

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

Information Concerning Parent, Subsidiaries and Affiliates

ING Verzekeringen N.V. ("INGV") has an agreement with the Company whereby INGV will provide up to $5 billion of liquidity upon the occurrence of a predefined trigger event to facilitate timely payment by the Company of its GIC obligations. This liquidity facility, which is not a payment guarantee and may not be relied upon by any GIC owner or any party holding a beneficial interest in a GIC, is in effect until June 30, 2005, unless sooner terminated through contractually defined events. The Company also has a reciprocal line of credit with ING AIH for the purpose of managing short-term liquidity.

Leases

The Company leases office space under various non-cancelable operating lease agreements that expire July 2009. During the years ended December 31, 2004 and 2003, rent expense totaled $660,000 and $1,823,000, respectively. At December 31, 2004, the minimum aggregate rental commitments for the upcoming five years were: 2005 - $446,000; 2006 - $213,000; 2007 - $147,000; 2008 - $10,000; 2009 - $2,000.

Certain rental commitments have renewal options extending through the year 2009 subject to adjustments in the future periods.

The Company is not involved in any material sale-leaseback transactions.

Other Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $579,677,000 and $374,679,000 at December 31, 2004 and 2003, respectively, to provide additional capital contributions of $62,823,000 and $26,058,000 at December 31, 2004 and 2003, respectively, in partnerships reported in other invested assets on the balance sheets.

15.	Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

F-43

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

F-44

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

16.	Financing Agreements

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2005, the Company can borrow up to $125,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 and $9,000 for the years ended December 31, 2004 and 2003, respectively. Additionally, there were no amounts payable to the Bank at December 31, 2004 or 2003.

The Company also maintains a revolving loan agreement with Bank of New York, New York ("BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 and $10,000 for the years ended December 31, 2004 and 2003, respectively. Additionally, there were no amounts payable to BONY at December 31, 2004 or 2003.

The Company borrowed $2,971,021,000 and repaid $3,057,371,000 in 2004 and borrowed $3,854,865,000 and repaid $3,768,515,000 in 2003. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $386,000 and $530,000, during 2004 and 2003, respectively.

F-45

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis
17.	Related Party Transactions

Affiliates

Management and service contracts and all cost sharing arrangements with other affiliated ING United States life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Investment Management: The Company has entered into an asset management agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $58,142,000 and $55,117,000 for the years ended December 31, 2004 and 2003, respectively.

Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $82,372,000 and $72,662,000 for the years ended December 31, 2004 and 2003, respectively.

Reciprocal Loan Agreement: The Company has entered into a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires July 1, 2011, the Company and ING AIH can borrow up to $606,179,000 from one another. Interest on any of the Company's borrowings is charged at the rate of ING AIH cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $386,000 and interest income of $3,302,000 for the year ended December 31, 2004. At December 31, 2004, the Company had no amounts payable to ING AIH and $194,601,000 receivable from ING AIH. The receivable is recorded in cash and short-term investments on the accompanying balance sheets.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

F-46

Security Life of Denver Insurance Company
Notes to Financial Statements - Statutory Basis

Service Agreement with ING Financial Advisors, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company.

Global Medium Term Note Program: In December 2002, the Company established a Global Medium Term Note program secured by funding agreements issued by the Company. The notes, which are offered by ING Security Life Institutional Funding, a special purpose statutory trust, are offered only to U.S. qualified institutional buyers pursuant to Rule 144A of the Securities Act of 1933 (the "Security Act") or to foreign buyers pursuant to Regulation S of the Securities Act. The program has issued notes with an aggregate outstanding principal balance of $2.3 billion as of December 31, 2004.

Assets and liabilities, along with related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

18.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $4,388,000 and $2,643,000 as of December 31, 2004 and 2003, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $3,882,000 and $619,000 as of December 31, 2004 and 2003, respectively, for future credits to premium taxes for assessments already paid.

F-47

333-119437	April 2005

Part C
OTHER INFORMATION

Item 26	Exhibits

(a)	(1)

Resolution of the Board of Directors of Southland Life Insurance Company establishing Southland Separate Account L1. (Incorporated by reference to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on October 6, 1995.)

(b)	Not Applicable.
(c)	(1)

Security Life of Denver Distribution Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(2)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on May 10, 1999; File No. 333-72753.)

(3)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 23, 1999; File No. 33-74190.)

(4)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(5)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(6)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(7)

First Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(8)

Specimen Wholesaling Agreement. (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 1, 2000.)

(9)

Specimen IIG Master Sales and Supervisory Agreement. (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 1, 2000.)

(10)

Specimen Broker-Dealer Supervisory and Selling Agreement for Variable Contracts. (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 1, 2000.)

(d)	(1)

Specimen Flexible Premium Adjustable Combination Fixed and Variable Life Insurance Policy. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on July 30, 1996.)

(2)

Specimen Form of Montana Flexible Premium Adjustable Combination Fixed and Variable Life Insurance Policy. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 30, 1997.)

(3)

Specimen Form of Texas Flexible Premium Adjustable Combination Fixed and Variable Life Insurance Policy. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 30, 1997.)

(4)

Adjustable Term Insurance Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 10, 1996.)

(5)

Accidental Death Benefit Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 10, 1996.)

(6)

Additional Insured Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 10, 1996.)

(7)

Children's Insurance Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 10, 1996.)

(8)

Exchange of Insured Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 10, 1996.)

(9)

Guaranteed Insurability Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 10, 1996.)

(10)

Waiver of the Cost of Insurance Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 10, 1996.)

(11)

Waiver of Specified Premium Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 10, 1996.)

(12)

Guaranteed Minimum Death Benefit Rider. (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on October 25, 1996.)

(13)

Fail Safe Endorsement. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 29, 1999.)

(14)

Continuation of Coverage After Age 100 Endorsement. (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 1, 2000.)

(e)	(1)

Southland Life Variable Universal Life Insurance Application. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on July 30, 1996.)

(2)

Application Insert Investment Feature Selection Form (Form No. 21-419 rev. 5/1/03). (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 16, 2003.)

(3)

Specimen Application for Life Insurance Fixed and Variable Products (Form No. 110945). (Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 for Security Life Separate Account L1 (File No. 33-74190) filed on April 9, 2002.)

(f)	(1)

Amendments to Articles of Incorporation through June 12, 1987. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(2)

Amendments to Articles of Incorporation through November 12, 2001. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(3)

Security Life of Denver's By-Laws. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(4)

Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997). (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 29, 1997; File No. 33-74190.)

(g)	Not Applicable.
(h)	(1)

Participation agreement between Fred Alger Management Inc. and the Company. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on October 13, 2000.)

(2)

Participation agreement between Fidelity Variable Insurance Products Fund and the Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Southland Separate Account A1 (File No. 33-89574) filed on September 29, 1995.)

(3)

Amendment dated October 5, 2000, to the participation/distribution agreement between Fidelity Variable Insurance Products Fund and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)

(4)

Amendment dated November 1, 2000, to the participation/distribution agreement between Fidelity Variable Insurance Products Fund and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)

(5)

Amendment to the participation agreement between Fidelity Variable Insurance Products Fund and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 22, 2002.)

(6)

Amendment to the participation agreement between Fidelity Variable Insurance Products Fund and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 22, 2002.)

(7)

Participation agreement between Fidelity Variable Insurance Products Fund II and the Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Southland Separate Account A1 (File No. 33-89574) filed on September 29, 1995.)

(8)

Amendment dated October 5, 2000, to the participation agreement between Fidelity Variable Insurance Products Fund II and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)

(9)

Amendment dated November 1, 2000, to the participation agreement between Fidelity Variable Insurance Products Fund II and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)

(10)

Amendment to the participation agreement between Fidelity Variable Insurance Products Fund II and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 22, 2002.)

(11)

Amendment to the participation agreement between Fidelity Variable Insurance Products Fund II and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 22, 2002.)

(12)

Participation agreement between INVESCO Variable Investment Funds, Inc. and the Company. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 22, 2002.)

(13)

Amendment dated October 4, 2000, to the participation agreement between INVESCO Variable Investment Funds, Inc. and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)

(14)

Amendment dated December 26, 2000, to the participation agreement between INVESCO Variable Investment Funds, Inc. and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-49880) filed on January 25, 2001.)

(15)

Participation agreement between Janus Aspen Series and the Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Southland Separate Account A1 (File No. 33-89574) filed on September 29, 1995.)

(16)

Letter of Agreement between Security Life of Denver and Janus Capital Corporation. (Institutional Shares). (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 22, 2002.)

(17)

Administrative services agreement between Security Life of Denver Insurance Company and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 1, 2000.)

(18)

Administrative services agreement between INVESCO Funds Group, Inc. and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 1, 2000.)

(19)

Service Agreement between Southland Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on October 13, 2000.)

(20)

Participation Agreement among Southland Life Insurance Company, ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)

(21)

Distribution and shareholder services agreement between Janus Distributors, Inc. and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)

(22)

Letter of Agreement between Security Life of Denver and Janus Capital Corporation. (Service Shares). (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 22, 2002.)

(23)

Participation agreement between Janus Aspen Series (Service Shares) and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)

(24)

Amendment dated December 29, 2000, to the participation agreement between Janus Aspen Series (Service Shares) and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-49880) filed on January 25, 2001.)

(25)

Participation agreement among The GCG Trust, Directed Services, Inc. and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)

(26)

Amendment dated December 29, 2000, to the participation agreement among The GCG Trust, Directed Services, Inc. and Southland Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-49880) filed on January 25, 2001.)

(27)

Administrative and shareholder service agreement between Directed Services, Inc. and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on October 13, 2000.)

(28)

Participation Agreement among Southland Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, LLC. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)

(29)

Amendment dated August 30, 2002, to the participation agreement among ING Variable Products Trust, ING Funds Distributor, Inc. and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)

(30)

Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, Inc. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed November 15, 2001; File No. 333-73464.)

(31)

Amendment to Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Security Life Separate Account L1 (File No. 333-50278) filed on February 7, 2003.)

(32)

Administrative and Shareholder Service Agreement among ING Pilgrim Group, LLC and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 22, 2002.)

(33)

Amendment dated August 30, 2002, to the Administrative and Shareholder Service Agreement among ING Fund Services, LLC and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)

(34)

Participation Agreement among Southland Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)

(35)

Participation Agreement among Southland Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)

(36)

Participation Agreement among Southland Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)

(37)

Service Agreement with Investment Advisor between ING Life Insurance and Annuity Company and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)

(38)

Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Southland Life Insurance Company and its Southland Separate Account L1, filed on April 14, 2003; File No. 333-49880.)

(39)

Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

(40)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Southland Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 27, 2004; File No. 333-50278.)

(41)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Southland Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 27, 2004; File No. 333-50278.)

(42)

Business Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(i)

Administration Services Agreement between Security Life of Denver Insurance Company and Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on February 21, 2003.)

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)

Powers of Attorney. (Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.)

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401.	Senior Vice President
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Chairman
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President
Kathleen A. Murphy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Catherine H. Smith, 151 Farmington Avenue, Hartford, CT 06156	Director
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Senior Vice President
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, Senior Vice President and Chief Financial Officer
Roger W. Fisher, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Chief Accounting Officer
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005

Item 29	Indemnification

Under its Bylaws, Sections 1 through 8, Security Life of Denver Insurance Company ("Security Life") indemnifies, to the full extent permitted by the laws of the State of Colorado, any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation), by reason of the fact that he or she is or was a director, member of a committee appointed by the Board of Directors, officer, salaried employee, or fiduciary of Security Life or is or was serving at the request of Security Life (whether or not as a representative of Security Life) as a director, officer, employee, or fiduciary of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorney fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit, or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to in the best interest of the corporation, or at least not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Security Life pursuant to such provisions of the bylaws or statutes or otherwise, Security Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Security Life of expenses incurred or paid by a director or officer or controlling person of Security Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Security Life in connection with the securities being registered, Security Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the que stion of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Colorado, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass Security Life, as depositor, as well as ING America Equities, Inc., as the principal underwriter. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section 13 of the Security Life Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Director, President and Chief Executive Officer
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue N.W., Minot, ND 58703	Director and Vice President
Anita F. Woods, 5780 Powers Ferry Road, NW, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
Dawn Peck, 5780 Powers Ferry Road, NW, Atlanta, GA 80203	Vice President, Assistant Treasurer & Assistant Secretary
Frederick C. Litow, 5780 Powers Ferry Road, NW, Atlanta, GA 80203	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2004 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.	$0	$0	$27,617,856	$2,007,869
*	Compensation shown in column 5 includes: marketing allowances.
Item 31	Location of Accounts and Records

Accounts and records are maintained by Security Life of Denver Insurance Company at 1290 Broadway, Denver, CO 80203-5699 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.
Item 33	Fee Representations

Security Life of Denver Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Security Life of Denver Insurance Company under the policies. Security Life of Denver Insurance Company bases this representation on its assessment of such factors as the nature and extent of such services, expenses and risks, the need for the Security Life of Denver Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Security Life Separate Account S-L1, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 15th day of April, 2005.

SECURITY LIFE SEPARATE ACCOUNT S-L1
(Registrant)

By: SECURITY LIFE OF DENVER INSURANCE COMPANY
(Depositor)

By:	/s/ Mark A. Tullis*
Mark A. Tullis
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Mark A. Tullis*	President
Mark A. Tullis	(principal executive officer)

/s/ Thomas J. McInerney*	Director and Chairman
Thomas J. McInerney

/s/ Kathleen A. Murphy*	Director
Kathleen A. Murphy

/s/ Catherine H. Smith *	Director	April 15, 2005
Catherine H. Smith

/s/ Jacques de Vaucleroy *	Director
Jacques de Vaucleroy

/s/ David A. Wheat*	Director, Senior Vice President and Chief Financial Officer
David A. Wheat	(principal financial officer)

/s/ Roger W. Fisher*	Vice President and Chief Accounting Officer
Roger W. Fisher	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

26(k)	Opinion and Consent of Counsel

26(n)	Consent of Independent Registered Public Accounting Firm